UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3759

Variable Insurance Products Fund IV
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2003

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:

Growth Stock Portfolio

Annual Report

December 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Summary	<Click Here>	A summary of the fund's investments at period end.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

Growth Stock Portfolio

Fidelity Variable Insurance Products: Growth Stock Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2003	Past 1 year	Life of fund A
Fidelity® VIP: Growth Stock - Initial Class	29.05%	23.48%
Fidelity VIP: Growth Stock - Service Class B	28.85%	23.30%
Fidelity VIP: Growth Stock - Service Class 2 C	28.64%	23.11%

A From December 11, 2002

B Performance for Service Class shares reflects an asset-based service fee (12b-1 fee).

C Performance for Service Class 2 shares reflects an asset-based service fee (12b-1 fee).

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity ® Variable Insurance Products: Growth Stock Portfolio - Initial Class on December 11, 2002, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell 1000® Growth Index did over the same period.

Annual Report

Fidelity Variable Insurance Products: Growth Stock Portfolio

Management's Discussion of Fund Performance

Comments from Brian Hanson, Portfolio Manager of Fidelity® Variable Insurance Products: Growth Stock Portfolio

U.S. equity markets snapped a three-year losing streak in 2003, rebounding on the strength of the lowest interest rates in decades, improved corporate profits and a resurgent economy. For the year overall, the Standard & Poor's 500SM Index gained 28.69%, the Dow Jones Industrial Average SM rose 28.14% and the NASDAQ Composite® Index advanced 50.77%. Small-cap stocks led the charge, particularly lower-quality issues in cyclical industries such as biotechnology and the Internet. As a result, the Russell 2000® Index had its best calendar year ever, climbing 47.25%. The start of the year gave little indication of the strong performance to come, as the hangover of corporate governance scandals and an impending war with Iraq clouded the outlook for 2003. However, investors were encouraged by solid gross domestic product (GDP) growth in the first two quarters of 2003, and what seemed to be a quick resolution to the Iraqi conflict. Federal tax cuts and a boom in mortgage refinancing further boosted the markets and put more discretionary income in consumers' pockets. In the third quarter, GDP growth grew 8.2%, its highest level since 1984.

For the 12-month period that ended December 31, 2003, the fund narrowly lagged both of its benchmarks: the Russell 1000® Growth Index, which had a total return of 29.75%, and the Lipper SM Variable Annuity Growth Funds Average, which returned 30.23%. An overweighting in the pharmaceutical industry detracted from performance - particularly in such drug stocks as Schering-Plough and Merck, which had new drugs fail in late-stage trials and also experienced competitive pressures from generic drug makers. Around mid-year, the fund shifted away from its somewhat defensive positioning and more toward sectors oriented to economic recovery, notably semiconductors and media, a move that helped lift performance as forward economic momentum took firmer root. Individual stocks such as chip maker National Semiconductor, which is no longer held, as well as electronics contract manufacturer Sanmina-SCI and surgical device maker St. Jude Medical were among the fund's top 10 contributors.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund

Annual Report

Fidelity Variable Insurance Products: Growth Stock Portfolio

Investment Summary

Top Five Stocks as of December 31, 2003
% of fund's net assets
Microsoft Corp.	5.0
Pfizer, Inc.	4.5
General Electric Co.	4.0
Johnson & Johnson	3.6
Viacom, Inc. Class B (non-vtg.)	2.5
19.6
Top Five Market Sectors as of December 31, 2003
% of fund's net assets
Information Technology	29.5
Health Care	25.3
Consumer Discretionary	12.4
Financials	9.6
Materials	6.2
Asset Allocation as of December 31, 2003
% of fund's net assets *
Stocks	99.4%
Short-Term Investments and Net Other Assets	0.6%

* Foreign investments 5.3%

Annual Report

Fidelity Variable Insurance Products: Growth Stock Portfolio

Investments December 31, 2003

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 12.4%
Automobiles - 0.5%
Harley-Davidson, Inc.	700	$ 33,271
Hotels, Restaurants & Leisure - 1.5%
Brinker International, Inc. (a)	1,000	33,160
Kerzner International Ltd. (a)	200	7,792
Krispy Kreme Doughnuts, Inc. (a)	400	14,640
Wendy's International, Inc.	900	35,316
		90,908
Household Durables - 0.3%
Jarden Corp. (a)	600	16,404
Media - 6.6%
Clear Channel Communications, Inc.	1,100	51,513
EchoStar Communications Corp. Class A (a)	1,400	47,600
Emmis Communications Corp. Class A (a)	700	18,935
Fox Entertainment Group, Inc. Class A (a)	1,700	49,555
Lamar Advertising Co. Class A (a)	800	29,856
News Corp. Ltd. sponsored ADR	156	4,719
Time Warner, Inc. (a)	3,000	53,970
Viacom, Inc. Class B (non-vtg.)	3,550	157,549
		413,697
Multiline Retail - 0.5%
Kohl's Corp. (a)	700	31,458
Specialty Retail - 2.7%
Best Buy Co., Inc.	1,600	83,584
Home Depot, Inc.	1,500	53,235
Weight Watchers International, Inc. (a)	800	30,696
		167,515
Textiles Apparel & Luxury Goods - 0.3%
NIKE, Inc. Class B	300	20,538
TOTAL CONSUMER DISCRETIONARY		773,791
CONSUMER STAPLES - 5.9%
Beverages - 2.3%
Anheuser-Busch Companies, Inc.	600	31,608
The Coca-Cola Co.	2,160	109,620
		141,228
Food & Staples Retailing - 1.2%
Wal-Mart Stores, Inc.	900	47,745
Walgreen Co.	800	29,104
		76,849
Household Products - 2.0%
Colgate-Palmolive Co.	700	35,035
Procter & Gamble Co.	900	89,892
		124,927

	Shares	Value (Note 1)
Personal Products - 0.4%
Gillette Co.	700	$ 25,711
TOTAL CONSUMER STAPLES		368,715
ENERGY - 4.6%
Energy Equipment & Services - 4.3%
BJ Services Co. (a)	2,700	96,930
Grant Prideco, Inc. (a)	2,400	31,248
Nabors Industries Ltd. (a)	2,100	87,150
Pride International, Inc. (a)	2,800	52,192
		267,520
Oil & Gas - 0.3%
Murphy Oil Corp.	300	19,593
TOTAL ENERGY		287,113
FINANCIALS - 9.6%
Capital Markets - 1.6%
Bank of New York Co., Inc.	1,400	46,368
Morgan Stanley	1,000	57,870
		104,238
Commercial Banks - 0.3%
Fifth Third Bancorp	300	17,730
Diversified Financial Services - 1.8%
Citigroup, Inc.	2,300	111,642
Insurance - 1.8%
American International Group, Inc.	1,700	112,676
Thrifts & Mortgage Finance - 4.1%
Fannie Mae	900	67,554
Golden West Financial Corp., Delaware	500	51,595
New York Community Bancorp, Inc.	1,400	53,270
Sovereign Bancorp, Inc.	3,500	83,125
		255,544
TOTAL FINANCIALS		601,830
HEALTH CARE - 25.3%
Biotechnology - 6.5%
Alkermes, Inc. (a)	4,500	60,750
Amgen, Inc. (a)	1,300	80,340
Celgene Corp. (a)	800	36,016
Cephalon, Inc. (a)	1,500	72,615
Charles River Laboratories International, Inc. (a)	900	30,897
Genentech, Inc. (a)	600	56,142
Harvard Bioscience, Inc. (a)	2,800	24,920
Millennium Pharmaceuticals, Inc. (a)	400	7,468
Protein Design Labs, Inc. (a)	1,200	21,480
Regeneron Pharmaceuticals, Inc. (a)	1,200	17,652
		408,280
Health Care Equipment & Supplies - 2.6%
Baxter International, Inc.	700	21,364
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Fisher Scientific International, Inc. (a)	600	$ 24,822
Medtronic, Inc.	1,500	72,915
St. Jude Medical, Inc. (a)	700	42,945
		162,046
Health Care Providers & Services - 0.8%
Cardinal Health, Inc.	300	18,348
UnitedHealth Group, Inc.	600	34,908
		53,256
Pharmaceuticals - 15.4%
Abbott Laboratories	1,700	79,220
Eli Lilly & Co.	1,100	77,363
Forest Laboratories, Inc. (a)	800	49,440
IVAX Corp. (a)	800	19,104
Johnson & Johnson	4,400	227,304
Merck & Co., Inc.	1,700	78,540
Novartis AG sponsored ADR	700	32,123
Pfizer, Inc.	7,900	279,107
Schering-Plough Corp.	2,100	36,519
Wyeth	1,900	80,655
		959,375
TOTAL HEALTH CARE		1,582,957
INDUSTRIALS - 5.9%
Commercial Services & Supplies - 0.8%
Central Parking Corp.	1,000	14,930
Monster Worldwide, Inc. (a)	700	15,372
Republic Services, Inc.	700	17,941
		48,243
Construction & Engineering - 0.2%
Granite Construction, Inc.	600	14,094
Electrical Equipment - 0.4%
Byd Co. Ltd. (H Shares)	10,500	27,658
Industrial Conglomerates - 4.5%
3M Co.	340	28,910
General Electric Co.	8,100	250,938
		279,848
TOTAL INDUSTRIALS		369,843
INFORMATION TECHNOLOGY - 29.5%
Communications Equipment - 1.4%
Aspect Communications Corp. (a)	900	14,184
Comverse Technology, Inc. (a)	1,000	17,590
Telefonaktiebolaget LM Ericsson ADR (a)	3,200	56,640
		88,414
Computers & Peripherals - 2.2%
Applied Films Corp. (a)	900	29,718

	Shares	Value (Note 1)
Dell, Inc. (a)	2,200	$ 74,712
UNOVA, Inc. (a)	1,300	29,835
		134,265
Electronic Equipment & Instruments - 7.0%
AU Optronics Corp. sponsored ADR	1,300	15,496
Checkpoint Systems, Inc. (a)	1,000	18,910
Flextronics International Ltd. (a)	3,300	48,972
Ingram Micro, Inc. Class A (a)	1,000	15,900
Jabil Circuit, Inc. (a)	1,100	31,130
Photon Dynamics, Inc. (a)	1,100	44,264
Sanmina-SCI Corp. (a)	8,600	108,446
Solectron Corp. (a)	21,800	128,838
Veeco Instruments, Inc. (a)	800	22,560
		434,516
Internet Software & Services - 0.2%
Blue Coat Systems, Inc. (a)	600	13,386
IT Services - 1.0%
First Data Corp.	840	34,516
National Processing, Inc. (a)	600	14,130
The BISYS Group, Inc. (a)	1,000	14,880
		63,526
Semiconductors & Semiconductor Equipment - 10.5%
Advanced Energy Industries, Inc. (a)	1,600	41,680
Applied Materials, Inc. (a)	4,300	96,535
ASML Holding NV (NY Shares) (a)	2,900	58,145
Asyst Technologies, Inc. (a)	1,800	31,230
Integrated Circuit Systems, Inc. (a)	900	25,641
Intersil Corp. Class A	3,600	89,460
KLA-Tencor Corp. (a)	800	46,936
Lam Research Corp. (a)	1,200	38,760
LTX Corp. (a)	3,600	54,108
Novellus Systems, Inc. (a)	300	12,615
Silicon Image, Inc. (a)	10,001	72,307
Teradyne, Inc. (a)	3,400	86,530
		653,947
Software - 7.2%
BEA Systems, Inc. (a)	2,100	25,830
Manhattan Associates, Inc. (a)	600	16,584
Microsoft Corp.	11,400	313,956
Network Associates, Inc. (a)	3,600	54,144
SAP AG sponsored ADR	300	12,468
Siebel Systems, Inc. (a)	900	12,483
Sonic Solutions, Inc. (a)	1,100	16,830
		452,295
TOTAL INFORMATION TECHNOLOGY		1,840,349
MATERIALS - 6.2%
Chemicals - 2.9%
Dow Chemical Co.	1,700	70,669
Ferro Corp.	1,100	29,931
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Chemicals - continued
Nitto Denko Corp.	900	$ 48,113
Olin Corp.	1,600	32,096
		180,809
Containers & Packaging - 1.5%
Pactiv Corp. (a)	3,900	93,210
Metals & Mining - 1.0%
Alcan, Inc.	500	23,346
Alcoa, Inc.	1,000	38,000
		61,346
Paper & Forest Products - 0.8%
Bowater, Inc.	1,100	50,941
TOTAL MATERIALS		386,306
TOTAL COMMON STOCKS (Cost $5,489,213)		6,210,904
Cash Equivalents - 0.7%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 0.81%, dated 12/31/03 due 1/2/04) (Cost $43,000)	$ 43,002	$ 43,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $5,532,213)		6,253,904
NET OTHER ASSETS - (0.1)%		(6,248)
NET ASSETS - 100%		$ 6,247,656
Legend
(a) Non-income producing
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $7,885,996 and $7,882,786, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment advisor. The commissions paid to these affiliated firms were $2,803 for the period.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Variable Insurance Products: Growth Stock Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2003

Assets
Investment in securities, at value (including repurchase agreements of $43,000) (cost $ 5,532,213) - See accompanying schedule		$ 6,253,904
Cash		825
Foreign currency held at value (cost $186)		188
Receivable for investments sold		38,733
Receivable for fund shares sold		15
Dividends receivable		4,242
Prepaid expenses		34
Receivable from investment adviser for expense reductions		22,312
Other receivables		544
Total assets		6,320,797

Liabilities
Payable for investments purchased	$ 40,652
Accrued management fee	2,918
Distribution fees payable	654
Other affiliated payables	5,349
Other payables and accrued expenses	23,568
Total liabilities		73,141

Net Assets		$ 6,247,656
Net Assets consist of:
Paid in capital		$ 5,355,506
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		170,457
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		721,693
Net Assets		$ 6,247,656

Initial Class: Net Asset Value, offering price and redemption price per share ($1,885,245 ÷ 159,952 shares)		$ 11.79

Service Class: Net Asset Value, offering price and redemption price per share ($1,871,302 ÷ 158,952 shares)		$ 11.77

Service Class 2: Net Asset Value, offering price and redemption price per share ($2,491,109 ÷ 211,957 shares)		$ 11.75

Statement of Operations

	Year ended December 31, 2003

Investment Income
Dividends		$ 53,725
Interest		1,450
Total income		55,175

Expenses
Management fee	$ 31,412
Transfer agent fees	4,247
Distribution fees	7,011
Accounting fees and expenses	60,011
Non-interested trustees' compensation	22
Custodian fees and expenses	6,759
Audit	39,528
Legal	1,146
Miscellaneous	541
Total expenses before reductions	150,677
Expense reductions	(84,408)	66,269
Net investment income (loss)		(11,094)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	536,624
Foreign currency transactions	19
Total net realized gain (loss)		536,643
Change in net unrealized appreciation (depreciation) on: Investment securities	872,199
Assets and liabilities in foreign currencies	2
Total change in net unrealized appreciation (depreciation)		872,201
Net gain (loss)		1,408,844
Net increase (decrease) in net assets resulting from operations		$ 1,397,750

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Variable Insurance Products: Growth Stock Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2003	For the period December 11, 2002 (commencement of operations) to December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (11,094)	$ 599
Net realized gain (loss)	536,643	(10,022)
Change in net unrealized appreciation (depreciation)	872,201	(150,508)
Net increase (decrease) in net assets resulting from operations	1,397,750	(159,931)
Distributions to shareholders from net investment income	(5,000)	-
Distributions to shareholders from net realized gain	(341,023)	-
Total distributions	(346,023)	-
Share transactions - net increase (decrease)	355,850	5,000,010
Total increase (decrease) in net assets	1,407,577	4,840,079

Net Assets
Beginning of period	4,840,079	-
End of period (including undistributed net investment income of $0 and undistributed net investment income of $599, respectively)	$ 6,247,656	$ 4,840,079
Other Information:
Share Transactions	Year ended December 31, 2003
Shares	Initial Class	Service Class	Service Class 2
Sold	2,425	-	-
Reinvested	8,994	8,952	11,957
Redeemed	(1,468)	-	-
Net increase (decrease)	9,951	8,952	11,957

Dollars Sold	$ 27,406	$ -	$ -
Reinvested	104,262	103,612	138,149
Redeemed	(17,579)	-	-
Net increase (decrease)	$ 114,089	$ 103,612	$ 138,149

Share Transactions	Year ended December 31, 2002 A
Shares	Initial Class	Service Class	Service Class 2
Sold	150,001	150,000	200,000
Reinvested	-	-	-
Redeemed	-	-	-
Net increase (decrease)	150,001	150,000	200,000

Dollars Sold	$ 1,500,010	$ 1,500,000	$ 2,000,000
Reinvested	-	-	-
Redeemed	-	-	-
Net increase (decrease)	$ 1,500,010	$ 1,500,000	$ 2,000,000

Distributions	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
From net investment income	$ 1,500	$ 1,500	$ 2,000
From net realized gain	102,762	102,112	136,149
Total	$ 104,262	$ 103,612	$ 138,149
Year ended December 31, 2002 A
From net investment income	$ -	$ -	$ -
From net realized gain	-	-	-
Total	$ -	$ -	$ -

A For the period December 11, 2002 (commencement of operations) to December 31, 2002.

See accompanying notes which are an integral part of the financial statements.

Growth Stock Portfolio

Financial Highlights - Initial Class

Years ended December 31,	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.68	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	- H
Net realized and unrealized gain (loss)	2.81	(.32)
Total from investment operations	2.80	(.32)
Distributions from net investment income	(.01)	-
Distributions from net realized gain	(.68)	-
Total distributions	(.69)	-
Net asset value, end of period	$ 11.79	$ 9.68
Total Return B,C,D	29.05%	(3.20)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.68%	9.76% A
Expenses net of voluntary waivers, if any	1.14%	1.25% A
Expenses net of all reductions	1.09%	1.22% A
Net investment income (loss)	(.07)%	.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,885	$ 1,452
Portfolio turnover rate	149%	108% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period December 11, 2002 (commencement of operations) to December 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $ .01 per share.

Financial Highlights - Service Class

Years ended December 31,	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.68	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	- H
Net realized and unrealized gain (loss)	2.80	(.32)
Total from investment operations	2.78	(.32)
Distributions from net investment income	(.01)	-
Distributions from net realized gain	(.68)	-
Total distributions	(.69)	-
Net asset value, end of period	$ 11.77	$ 9.68
Total Return B,C,D	28.85%	(3.20)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.74%	9.86% A
Expenses net of voluntary waivers, if any	1.24%	1.35% A
Expenses net of all reductions	1.19%	1.32% A
Net investment income (loss)	(.17)%	.25% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,871	$ 1,452
Portfolio turnover rate	149%	108% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period December 11, 2002 (commencement of operations) to December 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.68	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	- H
Net realized and unrealized gain (loss)	2.80	(.32)
Total from investment operations	2.76	(.32)
Distributions from net investment income	(.01)	-
Distributions from net realized gain	(.68)	-
Total distributions	(.69)	-
Net asset value, end of period	$ 11.75	$ 9.68
Total Return B,C,D	28.64%	(3.20)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.89%	10.01% A
Expenses net of voluntary waivers, if any	1.39%	1.50% A
Expenses net of all reductions	1.34%	1.47% A
Net investment income (loss)	(.33)%	.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,491	$ 1,936
Portfolio turnover rate	149%	108% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period December 11, 2002 (commencement of operations) to December 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Growth Stock Portfolio

Notes to Financial Statements

For the period ended December 31, 2003

1. Significant Accounting Policies.

Growth Stock Portfolio (the fund) is a fund of Variable Insurance Products Fund IV, (the trust) (referred to in this report as Fidelity Variable Insurance Products: Growth Stock Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to losses deferred due to wash sales and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 790,750
Unrealized depreciation	(74,467)
Net unrealized appreciation (depreciation)	716,283
Undistributed ordinary income	172,942
Undistributed long-term capital gain	2,925

Cost for federal income tax purposes	$ 5,537,621

The tax character of distributions paid was as follows:

	December 31, 2003	December 31, 2002
Ordinary Income	$ 346,023	$ -

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies, for the distribution of shares and providing shareholder support services:

Service Class	$ 1,618
Service Class 2	5,393
$ 7,011

Growth Stock Portfolio

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. Each class pays a transfer agent fee excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets.

For the period, the total transfer agent fees paid by each class to FIIOC, including out-of-pocket expenses, were as follows:

Initial Class	$ 1,642
Service Class	1,117
Service Class 2	1,488
$ 4,247

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Initial Class	1.25-1.00% *	$ 25,044
Service Class	1.35-1.10% *	24,405
Service Class 2	1.50-1.25% *	32,497
		$ 81,946

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $2,450 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $12.

7. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the fund.

Annual Report

Report of Independent Auditors

To the Trustees of Variable Insurance Products Fund IV and the Shareholders of Growth Stock Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Growth Stock Portfolio (a fund of Variable Insurance Products Fund IV) at December 31, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Growth Stock Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 13, 2004

Growth Stock Portfolio

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 292 funds advised by FMR or an affiliate. Mr. McCoy oversees 294 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-221-5207.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of VIP Growth Stock (2002). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP
(accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee.

Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Variable Insurance Products Fund IV. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity Magellan Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Variable Insurance Products Fund IV. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors (1998-1999) of Scudder Kemper Investments. In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

John B. McDowell (45)

Year of Election or Appointment: 2002

Vice President of VIP Growth Stock. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

Eric D. Roiter (55)

Year of Election or Appointment: 2002

Secretary of VIP Growth Stock. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of VIP Growth Stock. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (45)

Year of Election or Appointment: 2002

President and Treasurer of VIP Growth Stock. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of VIP Growth Stock. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of VIP Growth Stock. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)
Year of Election or Appointment: 2002 Assistant Treasurer of VIP Growth Stock. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of VIP Growth Stock. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of VIP Growth Stock. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 2002

Assistant Treasurer of VIP Growth Stock. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of Growth Stock Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

Fund	Pay Date	Record Date	Capital Gains
Initial Class	2/13/04	2/13/04	$.333
Service Class	2/13/04	2/13/04	$.333
Service Class 2	2/13/04	2/13/04	$.333

A percentage of the dividends distributed during the fiscal year for the following classes qualifies for the dividends-received deduction for corporate shareholders:

Initial Class	.64%
Service Class	.64%
Service Class 2.64%

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Growth Stock Portfolio

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

VIPGR-ANN-0204
1.781993.101

Fidelity® Variable Insurance Products:

Real Estate Portfolio

Annual Report

December 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Summary	<Click Here>	A summary of the fund's investments at period end.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

Real Estate Portfolio

Fidelity® Variable Insurance Products: Real Estate Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2003	Past 1 year	Life of fund A
Fidelity VIP: Real Estate - Initial Class	33.21%	31.19%
Fidelity VIP: Real Estate - Service Class B	33.01%	31.02%
Fidelity VIP: Real Estate - Service Class 2 C	32.81%	30.86%

A From November 6, 2002.

B Performance for Service Class shares reflects an asset-based service fee (12b-1 fee).

C Performance for Service Class 2 shares reflects an asset-based service fee (12b-1 fee).

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Real Estate Portfolio- Initial Class on November 6, 2002. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index did over the same period.

Annual Report

Fidelity Variable Insurance Products: Real Estate Portfolio

Management's Discussion of Fund Performance

Comments from Steve Buller, Portfolio Manager of Fidelity® Variable Insurance Products: Real Estate Portfolio

U.S. equity markets snapped a three-year losing streak in 2003, rebounding on the strength of the lowest interest rates in decades, improved corporate profits and a resurgent economy. For the year overall, the Standard & Poor's 500SM Index gained 28.69%, the Dow Jones Industrial AverageSM rose 28.14% and the NASDAQ Composite® Index advanced 50.77%. Small-cap stocks led the charge, particularly lower-quality issues in cyclical industries such as biotechnology and the Internet. As a result, the Russell 2000® Index had its best calendar year ever, climbing 47.25%. The start of the year gave little indication of the strong performance to come, as the hangover of corporate governance scandals and an impending war with Iraq clouded the outlook for 2003. However, investors were encouraged by solid gross domestic product (GDP) growth in the first two quarters of 2003, and what seemed to be a quick resolution to the Iraqi conflict. Federal tax cuts and a boom in mortgage refinancing further boosted the markets and put more discretionary income in consumers' pockets. In the third quarter, GDP growth grew 8.2%, its highest level since 1984.

For the 12-month period that ended December 31, 2003, the fund's performance trailed that of the Wilshire® Real Estate Securities Index, which returned 37.08%. However, the fund did outpace the 28.69% return of the Standard & Poor's 500SM Index. The fund's peer group, the LipperSM Variable Annuity Real Estate Average, returned 36.44% during the same time frame. Investors continued to appreciate the benefits offered by real estate securities, including a generous income stream and historical lack of correlation to the stock market. Both of these factors helped drive real estate investment trusts' (REITs) outperformance of the S&P 500® in 2003. Compared to the Wilshire index, however, there were several reasons for the fund's underperformance. First was my defensive portfolio management approach beginning in late spring. My decision to position the fund conservatively ended up dragging down relative performance. Second, the fund had more cash than was ideal, which hurt performance in a rising market. I had sold stocks that reached my price targets but was too slow in reinvesting the proceeds. Also, Apartment Investment and Management was an especially poor relative performer. This significant fund holding had essentially flat performance, while the Wilshire index rose more than 37%. Apartment Investment and Management was forced to cut its dividend, and this weighed on the stock price. A large stake in Prologis, the largest distribution warehouse owner in the United States, also detracted. The stock performed only slightly worse than the benchmark, but owning so much of it on average magnified its impact. The fund's best-performing security was mortgage REIT Newcastle Investment, which investors appreciated for its high dividend yield and excellent execution of its management strategy. The fund also benefited from owning two retail mall stocks, CBL & Associates and General Growth Properties. Both holdings were representative of the entire mall industry, which recently has enjoyed some of the highest growth rates in the real estate world.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Variable Insurance Products: Real Estate Portfolio

Investment Summary

Top Ten Stocks as of December 31, 2003
% of fund's net assets
Apartment Investment & Management Co. Class A	5.3
CenterPoint Properties Trust (SBI)	5.2
Vornado Realty Trust	4.9
Simon Property Group, Inc.	4.6
ProLogis	4.4
Duke Realty Corp.	4.0
Equity Residential (SBI)	3.7
Equity Office Properties Trust	3.7
General Growth Properties, Inc.	3.7
CBL & Associates Properties, Inc.	3.6
43.1
Top Five REIT Sectors as of December 31, 2003
% of fund's net assets
REITs - Industrial Buildings	19.0
REITs - Malls	15.1
REITs - Shopping Centers	14.2
REITs - Office Buildings	13.9
REITs - Apartments	13.3
Asset Allocation (% of fund's net assets)
As of December 31, 2003 *
Stocks 94.3%
Short-Term Investments and Net Other Assets 5.7%
* Foreign investments	1.4%

Annual Report

Fidelity Variable Insurance Products: Real Estate Portfolio

Investments December 31, 2003

Showing Percentage of Net Assets

Common Stocks - 94.3%
	Shares	Value (Note 1)
HOTELS, RESTAURANTS & LEISURE - 3.2%
Hotels, Resorts & Cruise Lines - 3.2%
Starwood Hotels & Resorts Worldwide, Inc. unit	43,500	$ 1,564,695
MARINE - 0.1%
Marine - 0.1%
Alexander & Baldwin, Inc.	1,200	40,428
REAL ESTATE - 91.0%
Real Estate Investment Trusts - 0.3%
U.S. Restaurant Properties, Inc.	8,100	138,024
Real Estate Management & Development - 7.6%
Boardwalk Equities, Inc.	50,700	700,389
Catellus Development Corp.	61,052	1,472,574
Forest City Enterprises, Inc. Class A	6,300	299,313
The St. Joe Co.	34,150	1,273,454
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		3,745,730
REITs - Apartments - 13.3%
Apartment Investment & Management Co. Class A	76,220	2,629,588
Archstone-Smith Trust	29,400	822,612
AvalonBay Communities, Inc.	12,600	602,280
Equity Residential (SBI)	62,000	1,829,620
Home Properties of New York, Inc.	15,400	622,006
Post Properties, Inc.	1,800	50,256
TOTAL REITS - APARTMENTS		6,556,362
REITs - Health Care Facilities - 1.6%
Health Care Property Investors, Inc.	8,400	426,720
Ventas, Inc.	15,900	349,800
TOTAL REITS - HEALTH CARE FACILITIES		776,520
REITs - Hotels - 0.0%
MeriStar Hospitality Corp. (a)	4,000	26,040
REITs - Industrial Buildings - 19.0%
CenterPoint Properties Trust (SBI)	34,400	2,576,560
Duke Realty Corp.	64,200	1,990,200
Liberty Property Trust (SBI)	30,500	1,186,450

	Shares	Value (Note 1)
ProLogis	67,200	$ 2,156,448
Public Storage, Inc.	34,240	1,485,674
TOTAL REITS - INDUSTRIAL BUILDINGS		9,395,332
REITs - Malls - 15.1%
CBL & Associates Properties, Inc.	31,700	1,791,050
General Growth Properties, Inc.	65,360	1,813,740
Simon Property Group, Inc.	49,140	2,277,148
The Mills Corp.	11,600	510,400
The Rouse Co.	23,300	1,095,100
TOTAL REITS - MALLS		7,487,438
REITs - Management/Investment - 3.7%
Capital Automotive (SBI)	13,710	438,720
iStar Financial, Inc.	14,900	579,610
Newcastle Investment Corp.	29,800	807,580
TOTAL REITS - MANAGEMENT/INVESTMENT		1,825,910
REITs - Mobile Home Parks - 1.4%
Manufactured Home Communities, Inc.	18,900	711,585
REITs - Office Buildings - 13.9%
Alexandria Real Estate Equities, Inc.	8,800	509,520
Boston Properties, Inc.	28,900	1,392,691
Corporate Office Properties Trust (SBI)	3,800	79,800
Cousins Properties, Inc.	16,100	492,660
Equity Office Properties Trust	63,400	1,816,410
Highwoods Properties, Inc. (SBI)	1,000	25,400
Maguire Properties, Inc.	20,100	488,430
Reckson Associates Realty Corp.	65,700	1,596,510
Shurgard Storage Centers, Inc. Class A	11,900	448,035
TOTAL REITS - OFFICE BUILDINGS		6,849,456
REITs - Prison - 0.9%
Correctional Properties Trust	15,700	452,160
REITs - Shopping Centers - 14.2%
Cedar Shopping Centers, Inc. (a)	15,800	196,236
Commercial Net Lease Realty, Inc.	1,300	23,140
Developers Diversified Realty Corp.	33,200	1,114,524
Federal Realty Investment Trust (SBI)	20,240	777,014
Heritage Property Investment Trust, Inc.	1,000	28,450
Pan Pacific Retail Properties, Inc.	19,700	938,705
Price Legacy Corp. (a)	47,000	179,070
Common Stocks - continued
	Shares	Value (Note 1)
REAL ESTATE - CONTINUED
REITs - Shopping Centers - continued
Regency Centers Corp.	34,300	$ 1,366,855
Vornado Realty Trust	44,000	2,409,000
TOTAL REITS - SHOPPING CENTERS		7,032,994
TOTAL REAL ESTATE		44,997,551
TOTAL COMMON STOCKS (Cost $43,942,057)		46,602,674
Cash Equivalents - 8.7%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 0.81%, dated 12/31/03 due 1/2/04) (Cost $4,313,000)	4,313,193	4,313,000
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $48,255,057)		50,915,674
NET OTHER ASSETS - (3.0)%		(1,503,589)
NET ASSETS - 100%		$ 49,412,085
Legend
(a) Non-income producing
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $44,475,487 and $5,576,686, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,012 for the period.
Income Tax Information
The fund hereby designates approximately $34,243 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Real Estate Portfolio

Fidelity Variable Insurance Products: Real Estate Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2003

Assets
Investment in securities, at value (including repurchase agreements of $4,313,000) (cost $48,255,057) - See accompanying schedule		$ 50,915,674
Cash		341,861
Receivable for investments sold		117,475
Receivable for fund shares sold		586,098
Dividends receivable		208,534
Prepaid expenses		72
Other receivables		1,376
Total assets		52,171,090

Liabilities
Payable for investments purchased	$ 2,702,056
Accrued management fee	20,522
Distribution fees payable	589
Other affiliated payables	7,701
Other payables and accrued expenses	28,137
Total liabilities		2,759,005

Net Assets		$ 49,412,085
Net Assets consist of:
Paid in capital		$ 46,687,882
Undistributed net investment income		7,211
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		56,357
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,660,635
Net Assets		$ 49,412,085

Initial Class: Net Asset Value, offering price and redemption price per share ($45,319,853 ÷ 3,407,703 shares)		$ 13.30

Service Class: Net Asset Value, offering price and redemption price per share ($2,047,893 ÷ 154,158 shares)		$ 13.28

Service Class 2: Net Asset Value, offering price and redemption price per share ($2,044,339 ÷ 154,164 shares)		$ 13.26

Statement of Operations

	Year ended December 31, 2003

Investment Income
Dividends		$ 516,786
Special Dividends		117,964
Interest		8,873
Total income		643,623

Expenses
Management fee	$ 68,040
Transfer agent fees	9,522
Distribution fees	6,083
Accounting fees and expenses	60,016
Non-interested trustees' compensation	35
Custodian fees and expenses	17,690
Audit	44,494
Legal	667
Miscellaneous	1,722
Total expenses before reductions	208,269
Expense reductions	(79,521)	128,748
Net investment income (loss)		514,875
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	304,281
Foreign currency transactions	(194)
Total net realized gain (loss)		304,087
Change in net unrealized appreciation (depreciation) on: Investment securities	2,580,740
Assets and liabilities in foreign currencies	18
Total change in net unrealized appreciation (depreciation)		2,580,758
Net gain (loss)		2,884,845
Net increase (decrease) in net assets resulting from operations		$ 3,399,720

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Variable Insurance Products: Real Estate Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2003	November 6, 2002 (commencement of operations) to December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 514,875	$ 40,968
Net realized gain (loss)	304,087	9,220
Change in net unrealized appreciation (depreciation)	2,580,758	79,877
Net increase (decrease) in net assets resulting from operations	3,399,720	130,065
Distributions to shareholders from net investment income	(513,643)	(55,000)
Distributions to shareholders from net realized gain	(239,700)	-
Total distributions	(753,343)	(55,000)
Share transactions - net increase (decrease)	41,635,633	5,055,010
Total increase (decrease) in net assets	44,282,010	5,130,075

Net Assets
Beginning of period	5,130,075	-
End of period (including undistributed net investment income of $7,211 and $0, respectively)	$ 49,412,085	$ 5,130,075
Other Information:
Share Transactions	Year ended December 31, 2003
Shares	Initial Class	Service Class	Service Class 2
Sold	3,172,692	-	-
Reinvested	51,781	2,518	2,524
Redeemed	(18,958)	-	-
Net increase (decrease)	3,205,515	2,518	2,524

Dollars Sold	$ 41,129,487	$ -	$ -
Reinvested	686,621	33,361	33,361
Redeemed	(247,197)	-	-
Net increase (decrease)	$ 41,568,911	$ 33,361	$ 33,361

Share Transactions	Year ended December 31, 2002A
Shares	Initial Class	Service Class	Service Class 2
Sold	200,001	150,000	150,000
Reinvested	2,187	1,640	1,640
Redeemed	-	-	-
Net increase (decrease)	202,188	151,640	151,640

Dollars Sold	$ 2,000,010	$ 1,500,000	$ 1,500,000
Reinvested	22,000	16,500	16,500
Redeemed	-	-	-
Net increase (decrease)	$ 2,022,010	$ 1,516,500	$ 1,516,500

Distributions	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
From net investment income	$ 468,151	$ 22,746	$ 22,746
From net realized gain	218,470	10,615	10,615
Total	$ 686,621	$ 33,361	$ 33,361
	Year ended December 31, 2002A
	Initial Class	Service Class	Service Class 2
From net investment income	$ 22,000	$ 16,500	$ 16,500
From net realized gain	-	-	-
Total	$ 22,000	$ 16,500	$ 16,500

A For the period November 6, 2002 (commencement of operations) to December 31, 2002.

See accompanying notes which are an integral part of the financial statements.

Real Estate Portfolio

Financial Highlights - Initial Class

Years ended December 31,	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.48 H	.08
Net realized and unrealized gain (loss)	2.89	.18
Total from investment operations	3.37	.26
Distributions from net investment income	(.15)	(.11)
Distributions from net realized gain	(.07)	-
Total distributions	(.22)	(.11)
Net asset value, end of period	$ 13.30	$ 10.15
Total Return B,C,D	33.21%	2.61%
Ratios to Average Net Assets G
Expenses before expense reductions	1.72%	4.89% A
Expenses net of voluntary waivers, if any	1.03%	1.25% A
Expenses net of all reductions	1.00%	1.22% A
Net investment income (loss)	4.44%	5.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 45,320	$ 2,052
Portfolio turnover rate	46%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2002 (commencement of operations) to December 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Investment income per share reflects a special dividend which amounted to $.11 per share.

Financial Highlights - Service Class

Years ended December 31,	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.49 H	.08
Net realized and unrealized gain (loss)	2.86	.18
Total from investment operations	3.35	.26
Distributions from net investment income	(.15)	(.11)
Distributions from net realized gain	(.07)	-
Total distributions	(.22)	(.11)
Net asset value, end of period	$ 13.28	$ 10.15
Total Return B,C,D	33.01%	2.61%
Ratios to Average Net Assets G
Expenses before expense reductions	1.80%	4.99% A
Expenses net of voluntary waivers, if any	1.24%	1.35% A
Expenses net of all reductions	1.22%	1.31% A
Net investment income (loss)	4.23%	5.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,048	$ 1,539
Portfolio turnover rate	46%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2002 (commencement of operations) to December 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Investment income per share reflects a special dividend which amounted to $.11 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.47 H	.08
Net realized and unrealized gain (loss)	2.86	.18
Total from investment operations	3.33	.26
Distributions from net investment income	(.15)	(.11)
Distributions from net realized gain	(.07)	-
Total distributions	(.22)	(.11)
Net asset value, end of period	$ 13.26	$ 10.15
Total Return B,C,D	32.81%	2.61%
Ratios to Average Net Assets G
Expenses before expense reductions	1.95%	5.14% A
Expenses net of voluntary waivers, if any	1.39%	1.50% A
Expenses net of all reductions	1.37%	1.46% A
Net investment income (loss)	4.08%	5.13% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,044	$ 1,539
Portfolio turnover rate	46%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2002 (commencement of operations) to December 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Investment income per share reflects a special dividend which amounted to $.11 per share.

See accompanying notes which are an integral part of the financial statements.

Real Estate Portfolio

Notes to Financial Statements

For the period ended December 31, 2003

1. Significant Accounting Policies.

Real Estate Portfolio (the fund) is a fund of Variable Insurance Products Fund IV (the trust) (referred to in this report as Fidelity Variable Insurance Products: Real Estate Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 2,998,741	|
Unrealized depreciation	(345,694)
Net unrealized appreciation (depreciation)	2,653,047
Undistributed ordinary income	26,616
Undistributed long-term capital gain	44,538

Cost for federal income tax purposes	$ 48,262,627

The tax character of distributions paid was as follows:

	December 31, 2003	December 31, 2002
Ordinary Income	$ 719,100	$ 46,706
Long-term Capital Gains	34,243	8,294
Total	$ 753,343	$ 55,000

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies, for the distribution of shares and providing shareholder support services:

Service Class	$ 1,740	|
Service Class 2	4,343
	$ 6,083

Real Estate Portfolio

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. Each class pays a transfer agent fee excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets.

For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 7,109	|
Service Class	1,207
Service Class 2	1,206
	$ 9,522

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Expense Reductions.

FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Initial Class	1.25-1.00%*	$ 57,522
Service Class	1.35-1.10%*	9,768
Service Class 2	1.50-1.25%*	9,743
		$ 77,033

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $2,482 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $6.

6. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the fund.

Annual Report

Report of Independent Auditors

To the Trustees of Variable Insurance Products Fund IV and the Shareholders of Real Estate Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Real Estate Portfolio (a fund of Variable Insurance Products Fund IV) at December 31, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Real Estate Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 13, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 292 funds advised by FMR or an affiliate. Mr. McCoy oversees 294 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-221-5207.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of VIP Real Estate(2002). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000), and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Variable Insurance Products Fund IV. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Variable Insurance Products Fund IV. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors (1998-1999) of Scudder Kemper Investments. In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Bart A. Grenier (44)

Year of Election or Appointment: 2002

Vice President of VIP Real Estate. Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999 to 2000, and Vice President of certain High Income Funds (2002). He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and President and Director of Strategic Advisers, Inc. (2002). He also heads Fidelity's Asset Allocation Group (2000), Fidelity's Growth and Income Group (2001), Fidelity's Value Group (2001), and Fidelity's High Income Division (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Funds (1997-2000), High Income Division Head (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

Steve J. Buller (36)

Year of Election or Appointment: 2002

Vice President of VIP Real Estate. Mr. Buller also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Buller managed a variety of Fidelity funds.

Eric D. Roiter (55)

Year of Election or Appointment: 2002

Secretary of VIP Real Estate. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of VIP Real Estate. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (45)

Year of Election or Appointment: 2002

President and Treasurer of VIP Real Estate. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of VIP Real Estate. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of VIP Real Estate. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)
Year of Election or Appointment: 2002 Assistant Treasurer of VIP Real Estate. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of VIP Real Estate. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of VIP Real Estate. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 2002

Assistant Treasurer of VIP Real Estate. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of Variable Insurance Products Real Estate Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

Fund	Pay Date	Record Date	Dividends	Capital Gains
Initial Class	2/13/04	2/13/04	$.01	$.02
Service Class	2/13/04	2/13/04	$.01	$.02
Service Class 2	2/13/04	2/13/04	$.01	$.02

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Annual Report

Real Estate Portfolio

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

VIPRE-ANN-0204
1.781992.101

Fidelity® Variable Insurance Products:

Strategic Income Portfolio

Annual Report

December 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Performance	<Click Here>	How the fund has done over time.
Investment Summary	<Click Here>	A summary of the fund's investments at period end.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

Strategic Income Portfolio

Fidelity Variable Insurance Products: Strategic Income Portfolio

Performance: The Bottom Line

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Fidelity® Variable Insurance Products: Strategic Income Portfolio's cumulative total return and show you what would have happened if Fidelity Variable Insurance Products: Strategic Income Portfolio shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of the hypothetical $10,000 investment in the fund will appear in the fund's next annual report.

Annual Report

Fidelity Variable Insurance Products: Strategic Income Portfolio

Investment Summary

Top Five Holdings as of December 31, 2003
(by issuer, excluding cash equivalents)	% of fund's net assets
U.S. Treasury Obligations	14.0
German Federal Republic	7.5
Fannie Mae	6.0
Brazilian Federative Republic	2.7
United Kingdom, Great Britain & Northern Ireland	2.5
32.7
Top Five Market Sectors as of December 31, 2003
% of fund's net assets
Financials	10.2
Consumer Discretionary	9.1
Telecommunication Services	8.3
Materials	5.1
Utilities	5.0
Quality Diversification (% of fund's net assets) as of December 31, 2003
U.S.Government and U.S.Government Agency Obligations	20.0%
AAA,AA,A	14.9%
BBB	5.0%
BB	8.7%
B	28.2%
CCC,CC,C	12.1%
D	0.2%
Not Rated	0.4%
Equities	0.0%
Short-Term Investments and Net Other Assets	10.5%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings.
Asset Allocation as of December 31, 2003
% of fund's net assets *
Corporate Bonds	47.9%
U.S. Government and U.S. Government Agency Obligations	20.0%
Foreign Government & Government Agency Obligations	21.6%
Short-Term Investments and Net Other Assets	10.5%

* Foreign investments 34.0%

Annual Report

Fidelity Variable Insurance Products: Strategic Income Portfolio

Investments December 31, 2003

Showing Percentage of Net Assets

Nonconvertible Bonds - 47.9%
		Principal Amount (e)	Value (Note 1)
CONSUMER DISCRETIONARY - 9.1%
Auto Components - 0.2%
Tenneco Automotive, Inc. 11.625% 10/15/09		$ 20,000	$ 21,600
Hotels, Restaurants & Leisure - 2.8%
Domino's, Inc. 8.25% 7/1/11 (d)		20,000	21,600
Gaylord Entertainment Co. 8% 11/15/13 (d)		20,000	21,000
Hilton Hotels Corp. 8.25% 2/15/11		40,000	46,100
Mandalay Resort Group 6.5% 7/31/09		20,000	20,700
Penn National Gaming, Inc. 6.875% 12/1/11 (d)		40,000	39,700
Royal Caribbean Cruises Ltd. 6.875% 12/1/13		20,000	20,100
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11		40,000	43,600
Town Sports International, Inc. 9.625% 4/15/11		20,000	21,550
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 12% 11/1/10		40,000	47,200
			281,550
Household Durables - 0.4%
Beazer Homes USA, Inc. 8.625% 5/15/11		20,000	22,050
Simmons Co. 7.875% 1/15/14 (d)		20,000	20,100
			42,150
Media - 5.7%
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp. 10% 4/1/09		50,000	44,500
CSC Holdings, Inc.:
7.625% 4/1/11		40,000	41,600
9.875% 2/15/13		90,000	93,600
EchoStar DBS Corp. 6.375% 10/1/11 (d)		40,000	41,000
Granite Broadcasting Corp. 9.75% 12/1/10 (d)		40,000	39,600
Haights Cross Operating Co. 11.75% 8/15/11 (d)		40,000	41,200
Houghton Mifflin Co.:
0% 10/15/13 (b)(d)		75,000	47,063
8.25% 2/1/11		20,000	21,300
IMAX Corp. 9.625% 12/1/10 (d)		45,000	47,475
Innova S. de R.L. 9.375% 9/19/13 (d)		75,000	77,250
Pegasus Satellite Communications, Inc. 11.25% 1/15/10 (d)		25,000	21,500
Radio One, Inc. 8.875% 7/1/11		20,000	22,000
TV Azteca SA de CV yankee 10.5% 2/15/07		30,000	30,750
			568,838
TOTAL CONSUMER DISCRETIONARY			914,138

		Principal Amount (e)	Value (Note 1)
CONSUMER STAPLES - 1.0%
Household Products - 0.5%
Johnsondiversey Holdings, Inc. 0% 5/15/13 (b)(d)		$ 60,000	$ 45,900
Personal Products - 0.5%
Revlon Consumer Products Corp. 12% 12/1/05		50,000	50,250
TOTAL CONSUMER STAPLES			96,150
ENERGY - 3.2%
Energy Equipment & Services - 0.4%
Hanover Compressor Co. 8.625% 12/15/10		20,000	20,850
Seabulk International, Inc. 9.5% 8/15/13		20,000	20,800
			41,650
Oil & Gas - 2.8%
Encore Acquisition Co. 8.375% 6/15/12		40,000	43,400
Energy Partners Ltd. 8.75% 8/1/10		40,000	41,600
General Maritime Corp. 10% 3/15/13		40,000	45,200
OAO Gazprom 10.5% 10/21/09		30,000	35,175
Pecom Energia SA 8.125% 7/15/10 (Reg. S)		30,000	29,850
The Coastal Corp. 7.75% 6/15/10		50,000	47,188
YPF SA yankee 9.125% 2/24/09		30,000	32,925
			275,338
TOTAL ENERGY			316,988
FINANCIALS - 10.2%
Diversified Financial Services - 9.8%
Ahold Finance USA, Inc. 8.25% 7/15/10		23,000	24,581
Arch Western Finance LLC 6.75% 7/1/13 (d)		40,000	40,800
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13 (d)		50,000	50,750
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10 (d)		70,000	73,150
Continental Airlines, Inc. pass thru trust certificates 6.9% 1/2/17		23,773	19,732
Delta Air Lines, Inc. pass thru trust certificates 7.92% 5/18/12		50,000	45,271
Huntsman Advanced Materials LLC 11% 7/15/10 (d)		20,000	21,950
Japan Finance Corp. for Municipal Enterprises 1.55% 2/21/12	JPY	26,000,000	248,376
Jostens Holding Corp. 0% 12/1/13 (b)(d)		40,000	25,400
Level 3 Financing, Inc. 10.75% 10/15/11 (d)		40,000	42,400
Mobile Telesystems Finance SA 9.75% 1/30/08 (Reg. S)		35,000	38,019
Nonconvertible Bonds - continued
		Principal Amount (e)	Value (Note 1)
FINANCIALS - continued
Diversified Financial Services - continued
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10 (d)		$ 20,000	$ 20,900
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11 (d)		25,000	25,750
Northwest Airlines, Inc. pass thru trust certificates 8.304% 9/1/10		19,756	16,990
PDVSA Finance Ltd. 9.75% 2/15/10		50,000	52,750
Petronas Capital Ltd. 7.875% 5/22/22 (Reg. S)		100,000	118,063
Ship Finance International Ltd. 8.5% 12/15/13 (d)		45,000	45,000
TRW Automotive Acquisition Corp. 11% 2/15/13		20,000	23,600
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10 (d)		40,000	46,700
			980,182
Real Estate - 0.4%
Senior Housing Properties Trust 8.625% 1/15/12		40,000	43,600
TOTAL FINANCIALS			1,023,782
HEALTH CARE - 0.8%
Health Care Providers & Services - 0.8%
HCA, Inc. 6.95% 5/1/12		60,000	64,050
HealthSouth Corp. 6.875% 6/15/05		20,000	19,100
			83,150
INDUSTRIALS - 2.2%
Aerospace & Defense - 0.2%
BE Aerospace, Inc. 8.875% 5/1/11		20,000	18,500
Building Products - 0.4%
Jacuzzi Brands, Inc. 9.625% 7/1/10 (d)		40,000	44,000
Commercial Services & Supplies - 1.3%
Allied Waste North America, Inc. 8.5% 12/1/08		40,000	44,400
American Color Graphics, Inc. 10% 6/15/10		20,000	20,350
Danka Business Systems PLC 11% 6/15/10		20,000	19,700
Worldspan LP 9.625% 6/15/11 (d)		40,000	41,400
			125,850
Road & Rail - 0.3%
TFM SA de CV yankee 11.75% 6/15/09		30,000	30,675
TOTAL INDUSTRIALS			219,025
INFORMATION TECHNOLOGY - 3.0%
Communications Equipment - 0.5%
Lucent Technologies, Inc. 6.45% 3/15/29		65,000	51,025

		Principal Amount (e)	Value (Note 1)
Computers & Peripherals - 0.2%
Seagate Technology HDD Holdings 8% 5/15/09		$ 20,000	$ 21,800
IT Services - 1.1%
Dex Media, Inc. 8% 11/15/13 (d)		65,000	68,250
Iron Mountain, Inc. 6.625% 1/1/16		40,000	39,000
			107,250
Office Electronics - 0.8%
Xerox Corp. 7.625% 6/15/13		75,000	80,250
Semiconductors & Semiconductor Equipment - 0.4%
Viasystems, Inc. 10.5% 1/15/11 (d)		40,000	42,800
TOTAL INFORMATION TECHNOLOGY			303,125
MATERIALS - 5.1%
Chemicals - 1.6%
Avecia Group PLC 11% 7/1/09		25,000	22,875
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11		20,000	21,850
Huntsman ICI Chemicals LLC 10.125% 7/1/09		45,000	46,350
Huntsman ICI Holdings LLC 0% 12/31/09		45,000	21,600
Lyondell Chemical Co. 11.125% 7/15/12		40,000	43,600
			156,275
Containers & Packaging - 1.5%
Crown Cork & Seal, Inc. 8% 4/15/23		50,000	46,500
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09		80,000	87,200
Sweetheart Cup Co., Inc. 9.5% 1/15/07 (d)		20,000	20,400
			154,100
Metals & Mining - 0.9%
CSN Islands VIII Corp. 9.75% 12/16/13 (d)		40,000	41,100
Luscar Coal Ltd. 9.75% 10/15/11		40,000	45,200
			86,300
Paper & Forest Products - 1.1%
Georgia-Pacific Corp. 7.375% 12/1/25		72,000	69,930
Stone Container Corp. 9.75% 2/1/11		40,000	44,000
			113,930
TOTAL MATERIALS			510,605
TELECOMMUNICATION SERVICES - 8.3%
Diversified Telecommunication Services - 4.7%
ACC Escrow Corp. 10% 8/1/11 (d)		25,000	27,625
Empresa Brasil de Telecomm SA 11% 12/15/08 (d)		30,000	30,825
Mobifon Holdings BV 12.5% 7/31/10		40,000	46,400
Qwest Corp. 9.125% 3/15/12 (c)(d)		90,000	103,275
Qwest Services Corp. 13.5% 12/15/10 (d)		50,000	60,500
Nonconvertible Bonds - continued
		Principal Amount (e)	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telenet Group Holding NV 0% 6/15/14 (b)(d)		$ 70,000	$ 44,450
Telewest Communications PLC yankee 11.25% 11/1/08 (a)		140,000	87,850
U.S. West Communications:
6.875% 9/15/33		60,000	56,400
7.25% 10/15/35		5,000	4,950
8.875% 6/1/31		5,000	5,263
			467,538
Wireless Telecommunication Services - 3.6%
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13		80,000	88,000
Crown Castle International Corp. 7.5% 12/1/13 (d)		50,000	50,500
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13		40,000	46,100
Dobson Communications Corp. 8.875% 10/1/13		40,000	40,800
Millicom International Cellular SA 10% 12/1/13 (d)		40,000	42,000
Nextel Communications, Inc. 7.375% 8/1/15		65,000	69,550
Western Wireless Corp. 9.25% 7/15/13		20,000	21,200
			358,150
TOTAL TELECOMMUNICATION SERVICES			825,688
UTILITIES - 5.0%
Electric Utilities - 0.9%
Allegheny Energy Supply Co. LLC 8.75% 4/15/12 (d)		25,000	23,750
CMS Energy Corp. 8.5% 4/15/11		60,000	64,425
			88,175
Gas Utilities - 1.3%
ANR Pipeline, Inc. 9.625% 11/1/21		40,000	47,350
Southern Natural Gas Co. 7.35% 2/15/31		40,000	39,250
Tennessee Gas Pipeline Co. 8.375% 6/15/32		40,000	42,450
			129,050
Multi-Utilities & Unregulated Power - 2.8%
AES Corp. 8.75% 5/15/13 (d)		40,000	44,700
Calpine Corp. 8.75% 7/15/13 (d)		70,000	67,900

		Principal Amount (e)	Value (Note 1)
El Paso Corp. 7.875% 6/15/12		$ 70,000	$ 66,150
Williams Companies, Inc. 7.625% 7/15/19		100,000	105,000
			283,750
TOTAL UTILITIES			500,975
TOTAL NONCONVERTIBLE BONDS (Cost $4,809,435)			4,793,626
U.S. Government and Government Agency Obligations - 20.0%

U.S. Government Agency Obligations - 6.0%
Fannie Mae 3.375% 12/15/08		600,000	594,971
U.S. Treasury Inflation Protected Obligations - 1.4%
U.S. Treasury Inflation-Indexed Bonds 3.625% 4/15/28		114,385	141,730
U.S. Treasury Obligations - 12.6%
U.S. Treasury Bonds 5.375% 2/15/31		200,000	208,570
U.S. Treasury Notes:
1.875% 11/30/05		800,000	801,498
4.25% 11/15/13		250,000	249,727
TOTAL U.S. TREASURY OBLIGATIONS			1,259,795
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,997,628)			1,996,496
Foreign Government and Government Agency Obligations - 21.6%

Argentinian Republic 1.162% 8/3/12 (f)		25,000	15,688
Brazilian Federative Republic:
Brady capitalization bond 8% 4/15/14		184,712	181,941
11% 8/17/40		80,000	87,800
Canadian Government 5.25% 6/1/13	CAD	300,000	241,512
Colombian Republic 11.75% 2/25/20		25,000	30,063
Dominican Republic 9.5% 9/27/06 (Reg. S)		20,000	16,300
Ecuador Republic 7% 8/15/30 (Reg. S) (c)		40,000	31,040
German Federal Republic 4.25% 1/4/14	EUR	600,000	752,098
Panamanian Republic 10.75% 5/15/20		10,000	12,000
Peruvian Republic 9.125% 2/21/12		15,000	16,725
Philippine Republic 9.875% 1/15/19		40,000	42,400
Russian Federation 5% 3/31/30 (Reg. S) (c)		200,000	192,500
Turkish Republic 11% 1/14/13		60,000	75,300
Foreign Government and Government Agency Obligations - continued
		Principal Amount (e)	Value (Note 1)
United Kingdom, Great Britain & Northern Ireland 5% 9/7/14	GBP	140,000	$ 254,009
United Mexican States:
7.5% 4/8/33		$ 70,000	72,345
11.5% 5/15/26		50,000	72,375
Uruguay Republic 7.25% 2/15/11		20,000	17,500
Venezuelan Republic 10.75% 9/19/13 (d)		50,000	53,125
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,149,147)			2,164,721
Nonconvertible Preferred Stocks - 0.0%
	Shares
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Spanish Broadcasting System, Inc. 10.75% (d)	4	4,170
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $4,170)		4,170
Cash Equivalents - 26.7%
Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 0.81%, dated 12/31/03 due 1/2/04) (Cost $2,665,000)	$ 2,665,119	2,665,000
TOTAL INVESTMENT PORTFOLIO - 116.2% (Cost $11,625,380)	11,624,013
NET OTHER ASSETS - (16.2)%		(1,622,431)
NET ASSETS - 100%		$ 10,001,582
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
Legend
(a) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(b) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(c) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,666,958 or 16.7% of net assets.

(e) Principal amount is stated in United States dollars unless otherwise noted.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	66.0%
Germany	7.5%
United Kingdom	3.8%
Canada	3.4%
Brazil	3.0%
Mexico	2.8%
Russia	2.7%
Japan	2.5%
Malaysia	1.2%
Others (individually less than 1%)	7.1%
100.0%

Purchases and sales of securities, other than short-term securities, aggregated $8,960,507 and $0, respectively, of which long-term U.S. government and government agency obligations aggregated $1,997,692 and $0, respectively.

See accompanying notes which are an integral part of the financial statements.

Strategic Income Portfolio

Fidelity Variable Insurance Products: Strategic Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2003

Assets
Investment in securities, at value (including repurchase agreements of $2,665,000) (cost $11,625,380) - See accompanying schedule		$ 11,624,013
Cash		601,891
Interest receivable		130,542
Receivable from investment adviser for expense reductions		22,187
Total assets		12,378,633

Liabilities
Payable for investments purchased	$ 2,352,094
Accrued management fee	1,397
Distribution fees payable	296
Other affiliated payables	283
Other payables and accrued expenses	22,981
Total liabilities		2,377,051

Net Assets		$ 10,001,582
Net Assets consist of:
Paid in capital		$ 10,000,030
Undistributed net investment income		3,059
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(290)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,217)
Net Assets		$ 10,001,582

Initial Class: Net Asset Value, offering price and redemption price per share ($3,000,566 ÷ 300,001 shares)		$ 10.00

Service Class: Net Asset Value, offering price and redemption price per share ($3,500,573 ÷ 350,001 shares)		$ 10.00

Service Class 2: Net Asset Value, offering price and redemption price per share ($3,500,443 ÷ 350,001 shares)		$ 10.00

Statement of Operations

	December 23, 2003 (commencement of operations) to December 31, 2003

Investment Income
Interest		5,828

Expenses
Management fee	$ 1,397
Transfer agent fees	163
Distribution fees	297
Accounting fees and expenses	121
Custodian fees and expenses	550
Audit	22,428
Total expenses before reductions	24,956
Expense reductions	(22,187)	2,769
Net investment income (loss)		3,059
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on foreign currency transactions		(290)
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,367)
Assets and liabilities in foreign currencies	150
Total change in net unrealized appreciation (depreciation)		(1,217)
Net gain (loss)		(1,507)
Net increase (decrease) in net assets resulting from operations		$ 1,552

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Variable Insurance Products: Strategic Income Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

December 23, 2003 (commencement of operations) to December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,059
Net realized gain (loss)	(290)
Change in net unrealized appreciation (depreciation)	(1,217)
Net increase (decrease) in net assets resulting from operations	1,552
Share transactions - net increase (decrease)	10,000,030
Total increase (decrease) in net assets	10,001,582

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $3,059)	$ 10,001,582
Other Information:
Share Transactions	December 23, 2003 (commencement of operations) to December 31, 2003
	Initial Class	Service Class	Service Class 2
Shares Sold	300,001	350,001	350,001
Redeemed	-	-	-
Net increase (decrease)	300,001	350,001	350,001

Dollars Sold	$ 3,000,010	$ 3,500,010	$ 3,500,010
Redeemed	-	-	-
Net increase (decrease)	$ 3,000,010	$ 3,500,010	$ 3,500,010

See accompanying notes which are an integral part of the financial statements.

Strategic Income Portfolio

Financial Highlights - Initial Class

Years ended December 31,	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.003
Net realized and unrealized gain (loss)	(.003)
Total from investment operations	.000
Net asset value, end of period	$ 10.00
Total ReturnB,C,D	.00%
Ratios to Average Net AssetsG
Expenses before expense reductions	10.00%A
Expenses net of voluntary waivers, if any	1.00%A
Expenses net of all reductions	1.00%A
Net investment income (loss)	1.36%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,001
Portfolio turnover rate	0%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period December 23, 2003 (commencement of operations) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

Years ended December 31,	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.003
Net realized and unrealized gain (loss)	(.003)
Total from investment operations	.000
Net asset value, end of period	$ 10.00
Total ReturnB,C,D	.00%
Ratios to Average Net AssetsG
Expenses before expense reductions	10.10%A
Expenses net of voluntary waivers, if any	1.10%A
Expenses net of all reductions	1.10%A
Net investment income (loss)	1.26%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,501
Portfolio turnover rate	0%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period December 23, 2003 (commencement of operations) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.003
Net realized and unrealized gain (loss)	(.003)
Total from investment operations	.000
Net asset value, end of period	$ 10.00
Total ReturnB,C,D	.00%
Ratios to Average Net AssetsG
Expenses before expense reductions	10.25%A
Expenses net of voluntary waivers, if any	1.25%A
Expenses net of all reductions	1.25%A
Net investment income (loss)	1.11%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,500
Portfolio turnover rate	0%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period December 23, 2003 (commencement of operations) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Strategic Income Portfolio

Notes to Financial Statements

For the period ended December 31, 2003

1. Significant Accounting Policies.

Strategic Income Portfolio (the fund) is a fund of Variable Insurance Products Fund IV (the trust) (referred to in this report as Fidelity Variable Insurance Products: Strategic Income Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though the principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions and market discount.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 25,909	|
Unrealized depreciation	(27,063)
Net unrealized appreciation (depreciation)	(1,154)
Undistributed ordinary income	2,709
Cost for federal income tax purposes	$ 11,625,167

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies, for the distribution of shares and providing shareholder support services:

Service Class	$ 85	|
Service Class 2	212
	$ 297

Strategic Income Portfolio

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. Each class pays a transfer agent fee excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets.

For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 49	|
Service Class	57
Service Class 2	57
	$ 163

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. Expense Reductions.

Effective December 23, 2003, FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Initial Class	1.00%	$ 6,658
Service Class	1.10%	7,766
Service Class 2	1.25%	7,763
		$ 22,187

6. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the fund.

Annual Report

Report of Independent Auditors

To the Trustees of Variable Insurance Products Fund IV and the Shareholders of Strategic Income Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Strategic Income Portfolio (a fund of Variable Insurance Products Fund IV) at December 31, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the period indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Strategic Income Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 13, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 292 funds advised by FMR or an affiliate. Mr. McCoy oversees 294 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-221-5207.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of VIP Strategic Income (2003). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000), and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Variable Insurance Products Fund IV. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Variable Insurance Products Fund IV. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors (1998-1999) of Scudder Kemper Investments. In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Bart A. Grenier (44)

Year of Election or Appointment: 2003

Vice President of VIP Strategic Income. Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999 to 2000, and Vice President of certain High Income Funds (2002). He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and President and Director of Strategic Advisers, Inc. (2002). He also heads Fidelity's Asset Allocation Group (2000), Fidelity's Growth and Income Group (2001), Fidelity's Value Group (2001), and Fidelity's High Income Division (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Funds (1997-2000), High Income Division Head (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

Charles S. Morrison (43)

Year of Election or Appointment: 2003

Vice President of VIP Strategic Income. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

William Eigen (35)

Year of Election or Appointment: 2003

Vice President of VIP Strategic Income. Mr. Eigen also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Eigen worked as a director, strategist, and portfolio manager.

George Fischer (42)

Year of Election or Appointment: 2003

Vice President of VIP Strategic Income. Mr. Fischer also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Fischer managed a variety of Fidelity funds.

Mark J. Notkin (39)

Year of Election or Appointment: 2003

Vice President of VIP Strategic Income. Mr. Notkin also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Notkin managed a variety of Fidelity funds.

Eric D. Roiter (55)

Year of Election or Appointment: 2003

Secretary of VIP Strategic Income. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of VIP Strategic Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (45)

Year of Election or Appointment: 2003

President and Treasurer of VIP Strategic Income. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR.

Timothy F. Hayes (53)

Year of Election or Appointment: 2003

Chief Financial Officer of VIP Strategic Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of VIP Strategic Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)
Year of Election or Appointment: 2003 Assistant Treasurer of VIP Strategic Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2003

Assistant Treasurer of VIP Strategic Income. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2003 Assistant Treasurer of VIP Strategic Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 2003

Assistant Treasurer of VIP Strategic Income. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Annual Report

Strategic Income Portfolio

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Money Management, Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

VIPSI-ANN-0204-01
1.796350.101

Fidelity® Variable Insurance Products:

Value Leaders Portfolio

Annual Report

December 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Summary	<Click Here>	A summary of the fund's investments at period end.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

Value Leaders Portfolio

Fidelity Variable Insurance Products: Value Leaders Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Average annual total returns take Fidelity® Variable Insurance Products: Value Leaders Portfolio's cumulative total return and show you what would have happened if Fidelity Variable Insurance Products: Value Leaders Portfolio shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Value Leaders Portfolio on June 17, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell 1000® Value Index did over the same period.

Annual Report

Fidelity Variable Insurance Products: Value Leaders Portfolio

Management's Discussion of Fund Performance

Comments from Brian Hogan, Portfolio Manager of Fidelity® Variable Insurance Products: Value Leaders Portfolio

U.S. equity markets snapped a three-year losing streak in 2003, rebounding on the strength of the lowest interest rates in decades, improved corporate profits and a resurgent economy. For the year overall, the Standard & Poor's 500SM Index gained 28.69%, the Dow Jones Industrial AverageSM rose 28.14% and the NASDAQ Composite® Index advanced 50.77%. Small-cap stocks led the charge, particularly lower-quality issues in cyclical industries such as biotechnology and the Internet. As a result, the Russell 2000® Index had its best calendar year ever, climbing 47.25%. The start of the year gave little indication of the strong performance to come, as the hangover of corporate governance scandals and an impending war with Iraq clouded the outlook for 2003. However, investors were encouraged by solid gross domestic product (GDP) growth in the first two quarters of 2003, and what seemed to be a quick resolution to the Iraqi conflict. Federal tax cuts and a boom in mortgage refinancing further boosted the markets and put more discretionary income in consumers' pockets. In the third quarter, GDP growth grew 8.2%, its highest level since 1984.

Since its inception on June 17, 2003, through December 31, 2003, the fund performed in line with the Russell 1000® Value Index, which returned 12.59%. Covad Communications was the top contributor to fund performance. Covad, a national broadband service provider, successfully partnered with large long-distance telephone companies to offer bundled telephone, data, broadband and DSL services. Tyco International also added to performance. The company's new management team exceeded expectations in terms of generating cash flow and began to execute its plan to reduce debt. NTL, a cable company based in the United Kingdom, was another key contributor as its stock's value increased after the company emerged from bankruptcy and began implementing a new business plan. On the negative side, pharmaceutical giant Merck was the largest detractor from fund performance after announcing disappointing earnings results in the third quarter of 2003, due in part to excess inventory. Another detractor was energy services company Weatherford International, which did not achieve its projected financial results due to lower-than-expected drilling activity in the Gulf of Mexico.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Variable Insurance Products: Value Leaders Portfolio

Investment Summary

Top Five Stocks as of December 31, 2003
% of fund's net assets
Citigroup, Inc.	2.9
American International Group, Inc.	2.7
Tyco International Ltd.	2.5
Bank of America Corp.	2.3
Verizon Communications, Inc.	2.1
12.5
Top Five Market Sectors as of December 31, 2003
% of fund's net assets
Financials	26.5
Consumer Discretionary	12.9
Industrials	12.4
Energy	10.9
Information Technology	10.7
Asset Allocation as of December 31, 2003
% of fund's net assets *
Stocks	100.2%
Short-Term Investments and Net Other Assets	(0.2)%

* Foreign investments 3.6% Short-term investments and net other assets are not included in the pie chart.

Annual Report

Fidelity Variable Insurance Products: Value Leaders Portfolio

Investments December 31, 2003

Showing Percentage of Net Assets

Common Stocks - 100.2%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 12.9%
Auto Components - 0.0%
LKQ Corp.	100	$ 1,795
Automobiles - 0.1%
Harley-Davidson, Inc.	100	4,753
Hotels, Restaurants & Leisure - 2.1%
Darden Restaurants, Inc.	300	6,312
Hilton Hotels Corp.	600	10,278
McDonald's Corp.	2,800	69,524
Outback Steakhouse, Inc.	200	8,842
Royal Caribbean Cruises Ltd.	200	6,958
Six Flags, Inc. (a)	2,100	15,792
		117,706
Household Durables - 0.7%
Leggett & Platt, Inc.	400	8,652
Sony Corp. sponsored ADR	500	17,335
Techtronic Industries Co.	4,000	11,103
		37,090
Leisure Equipment & Products - 0.1%
MarineMax, Inc. (a)	250	4,858
Media - 7.1%
Cablevision Systems Corp. - NY Group Class A (a)	600	14,034
Clear Channel Communications, Inc.	1,580	73,991
Emmis Communications Corp. Class A (a)	750	20,288
Fox Entertainment Group, Inc. Class A (a)	500	14,575
Hughes Electronics Corp. (a)	1,070	17,709
Liberty Media Corp. Class A (a)	2,500	29,725
News Corp. Ltd. sponsored ADR	119	3,600
Reader's Digest Association, Inc. (non-vtg.)	600	8,796
Time Warner, Inc. (a)	5,250	94,448
Viacom, Inc. Class B (non-vtg.)	1,340	59,469
Walt Disney Co.	2,600	60,658
		397,293
Multiline Retail - 0.8%
99 Cents Only Stores (a)	300	8,169
Nordstrom, Inc.	450	15,435
Saks, Inc. (a)	1,450	21,808
		45,412
Specialty Retail - 1.8%
AnnTaylor Stores Corp. (a)	100	3,900
AutoNation, Inc. (a)	300	5,511
CarMax, Inc. (a)	380	11,753
Gap, Inc.	400	9,284
Home Depot, Inc.	1,400	49,686
Select Comfort Corp. (a)	200	4,952

	Shares	Value (Note 1)
Sonic Automotive, Inc. Class A	500	$ 11,460
Toys 'R' Us, Inc. (a)	500	6,320
		102,866
Textiles Apparel & Luxury Goods - 0.2%
Reebok International Ltd.	300	11,796
TOTAL CONSUMER DISCRETIONARY		723,569
CONSUMER STAPLES - 4.2%
Beverages - 0.4%
The Coca-Cola Co.	460	23,345
Food & Staples Retailing - 0.5%
CVS Corp.	300	10,836
Safeway, Inc. (a)	900	19,719
		30,555
Food Products - 0.4%
Del Monte Foods Co. (a)	500	5,200
Interstate Bakeries Corp.	1,000	14,230
		19,430
Household Products - 1.6%
Clorox Co.	240	11,654
Colgate-Palmolive Co.	170	8,509
Procter & Gamble Co.	700	69,916
		90,079
Personal Products - 0.8%
Avon Products, Inc.	200	13,498
Gillette Co.	900	33,057
		46,555
Tobacco - 0.5%
Altria Group, Inc.	470	25,577
TOTAL CONSUMER STAPLES		235,541
ENERGY - 10.9%
Energy Equipment & Services - 3.6%
Baker Hughes, Inc.	900	28,944
ENSCO International, Inc.	1,610	43,744
National-Oilwell, Inc. (a)	400	8,944
Pride International, Inc. (a)	1,000	18,640
Smith International, Inc. (a)	600	24,912
Transocean, Inc. (a)	500	12,005
Varco International, Inc. (a)	560	11,553
Weatherford International Ltd. (a)	1,420	51,120
		199,862
Oil & Gas - 7.3%
Amerada Hess Corp.	200	10,634
Apache Corp.	440	35,684
BP PLC sponsored ADR	200	9,870
Burlington Resources, Inc.	900	49,842
ChevronTexaco Corp.	1,000	86,390
ConocoPhillips	600	39,342
EnCana Corp.	200	7,863
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Exxon Mobil Corp.	2,830	$ 116,030
Murphy Oil Corp.	300	19,593
Occidental Petroleum Corp.	400	16,896
Pioneer Natural Resources Co. (a)	200	6,386
Valero Energy Corp.	300	13,902
		412,432
TOTAL ENERGY		612,294
FINANCIALS - 26.5%
Capital Markets - 6.2%
Bank of New York Co., Inc.	1,500	49,680
Bear Stearns Companies, Inc.	300	23,985
E*TRADE Group, Inc. (a)	500	6,325
J.P. Morgan Chase & Co.	580	21,303
Lehman Brothers Holdings, Inc.	500	38,610
Merrill Lynch & Co., Inc.	1,600	93,840
Morgan Stanley	1,900	109,953
National Financial Partners Corp.	100	2,755
		346,451
Commercial Banks - 7.8%
Bank of America Corp.	1,600	128,688
Bank One Corp.	2,500	113,975
Banknorth Group, Inc.	400	13,012
Fifth Third Bancorp	450	26,595
FleetBoston Financial Corp.	980	42,777
Valley National Bancorp	500	14,600
Wachovia Corp.	400	18,636
Wells Fargo & Co.	1,400	82,446
		440,729
Consumer Finance - 0.3%
MBNA Corp.	600	14,910
Diversified Financial Services - 3.2%
CIT Group, Inc.	470	16,897
Citigroup, Inc.	3,350	162,605
		179,502
Insurance - 6.8%
ACE Ltd.	720	29,822
AFLAC, Inc.	300	10,854
Allianz AG sponsored ADR	600	7,632
Allstate Corp.	360	15,487
AMBAC Financial Group, Inc.	290	20,123
American Financial Group, Inc., Ohio	200	5,292
American International Group, Inc.	2,310	153,107
China Life Insurance Co. Ltd. ADR (a)	400	13,188
Conseco, Inc. (a)	500	10,900
Hartford Financial Services Group, Inc.	400	23,612
Marsh & McLennan Companies, Inc.	100	4,789

	Shares	Value (Note 1)
MetLife, Inc.	700	$ 23,569
The Chubb Corp.	200	13,620
Travelers Property Casualty Corp. Class B	1,300	22,061
UnumProvident Corp.	900	14,193
XL Capital Ltd. Class A	160	12,408
		380,657
Real Estate - 0.6%
Apartment Investment & Management Co. Class A	400	13,800
iStar Financial, Inc.	400	15,560
Manufactured Home Communities, Inc.	150	5,648
Spirit Finance Corp. (b)	200	2,000
		37,008
Thrifts & Mortgage Finance - 1.6%
Fannie Mae	340	25,520
Freddie Mac	300	17,496
Golden West Financial Corp., Delaware	120	12,383
New York Community Bancorp, Inc.	400	15,220
Sovereign Bancorp, Inc.	900	21,375
		91,994
TOTAL FINANCIALS		1,491,251
HEALTH CARE - 6.9%
Biotechnology - 0.6%
Alkermes, Inc. (a)	600	8,100
Cephalon, Inc. (a)	100	4,841
MedImmune, Inc. (a)	200	5,080
Millennium Pharmaceuticals, Inc. (a)	250	4,668
Neurocrine Biosciences, Inc. (a)	140	7,636
		30,325
Health Care Equipment & Supplies - 1.5%
Bausch & Lomb, Inc.	200	10,380
Baxter International, Inc.	1,470	44,864
Dade Behring Holdings, Inc. (a)	300	10,722
Edwards Lifesciences Corp. (a)	200	6,016
St. Jude Medical, Inc. (a)	200	12,270
		84,252
Health Care Providers & Services - 1.2%
HealthSouth Corp. (a)	3,300	15,147
IMS Health, Inc.	300	7,458
Lincare Holdings, Inc. (a)	200	6,006
Medco Health Solutions, Inc. (a)	100	3,399
PacifiCare Health Systems, Inc. (a)	170	11,492
ProxyMed, Inc. (a)	200	3,498
UnitedHealth Group, Inc.	300	17,454
WebMD Corp. (a)	500	4,495
		68,949
Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.	400	11,440
Forest Laboratories, Inc. (a)	340	21,012
Johnson & Johnson	60	3,100
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	1,960	$ 90,552
Pfizer, Inc.	500	17,665
Schering-Plough Corp.	2,750	47,823
Wyeth	300	12,735
		204,327
TOTAL HEALTH CARE		387,853
INDUSTRIALS - 12.4%
Aerospace & Defense - 3.1%
BE Aerospace, Inc. (a)	1,000	5,400
Boeing Co.	600	25,284
Bombardier, Inc. Class B (sub. vtg.)	2,500	10,542
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	200	7,006
Goodrich Corp.	300	8,907
Honeywell International, Inc.	1,300	43,459
Lockheed Martin Corp.	780	40,092
Northrop Grumman Corp.	200	19,120
Precision Castparts Corp.	50	2,271
United Technologies Corp.	110	10,425
		172,506
Air Freight & Logistics - 0.1%
Expeditors International of Washington, Inc.	140	5,272
Airlines - 0.4%
Ryanair Holdings PLC sponsored ADR (a)	200	10,128
Southwest Airlines Co.	700	11,298
		21,426
Building Products - 0.6%
Masco Corp.	1,000	27,410
Trex Co., Inc. (a)	200	7,596
		35,006
Commercial Services & Supplies - 1.6%
Cendant Corp. (a)	600	13,362
Cintas Corp.	400	20,052
IKON Office Solutions, Inc.	800	9,488
Monster Worldwide, Inc. (a)	400	8,784
Republic Services, Inc.	200	5,126
Robert Half International, Inc. (a)	700	16,338
Waste Management, Inc.	540	15,984
		89,134
Construction & Engineering - 0.3%
Chicago Bridge & Iron Co. NV	200	5,780
EMCOR Group, Inc. (a)	100	4,390
Granite Construction, Inc.	400	9,396
		19,566

	Shares	Value (Note 1)
Electrical Equipment - 0.3%
A.O. Smith Corp.	250	$ 8,763
Emerson Electric Co.	100	6,475
		15,238
Industrial Conglomerates - 4.1%
3M Co.	280	23,808
General Electric Co.	1,770	54,835
Textron, Inc.	150	8,559
Tyco International Ltd.	5,360	142,040
		229,242
Machinery - 1.2%
AGCO Corp. (a)	200	4,028
Caterpillar, Inc.	140	11,623
Cummins, Inc.	100	4,894
Manitowoc Co., Inc.	600	18,720
Parker Hannifin Corp.	350	20,825
Timken Co.	500	10,030
		70,120
Road & Rail - 0.5%
Union Pacific Corp.	400	27,792
Trading Companies & Distributors - 0.2%
W.W. Grainger, Inc.	230	10,900
TOTAL INDUSTRIALS		696,202
INFORMATION TECHNOLOGY - 10.7%
Communications Equipment - 1.3%
Cisco Systems, Inc. (a)	500	12,145
McDATA Corp. Class A (a)	500	4,765
Motorola, Inc.	1,970	27,718
Scientific-Atlanta, Inc.	200	5,460
Sonus Networks, Inc. (a)	200	1,512
Telefonaktiebolaget LM Ericsson ADR (a)	1,200	21,240
		72,840
Computers & Peripherals - 2.3%
Hewlett-Packard Co.	3,700	84,989
International Business Machines Corp.	170	15,756
Seagate Technology	250	4,725
Sun Microsystems, Inc. (a)	4,200	18,858
Western Digital Corp. (a)	500	5,895
		130,223
Electronic Equipment & Instruments - 1.7%
Agilent Technologies, Inc. (a)	900	26,316
Amphenol Corp. Class A (a)	100	6,393
Celestica, Inc. (sub. vtg.) (a)	500	7,539
PerkinElmer, Inc.	600	10,242
Tech Data Corp. (a)	200	7,938
Thermo Electron Corp. (a)	400	10,080
Waters Corp. (a)	800	26,528
		95,036
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.3%
Akamai Technologies, Inc. (a)	500	$ 5,375
Yahoo!, Inc. (a)	300	13,551
		18,926
IT Services - 1.0%
Affiliated Computer Services, Inc. Class A (a)	210	11,437
Computer Sciences Corp. (a)	400	17,692
First Data Corp.	400	16,436
The BISYS Group, Inc. (a)	700	10,416
		55,981
Office Electronics - 0.4%
Xerox Corp. (a)	1,500	20,700
Semiconductors & Semiconductor Equipment - 2.3%
Agere Systems, Inc. Class B (a)	2,900	8,410
Cabot Microelectronics Corp. (a)	260	12,740
DSP Group, Inc. (a)	200	4,982
FormFactor, Inc.	400	7,920
Intel Corp.	80	2,576
LTX Corp. (a)	500	7,515
National Semiconductor Corp. (a)	540	21,281
NPTest Holding Corp. (a)	400	4,416
NVIDIA Corp. (a)	300	6,975
Samsung Electronics Co. Ltd.	25	9,455
Teradyne, Inc. (a)	500	12,725
Texas Instruments, Inc.	1,000	29,380
		128,375
Software - 1.4%
Autodesk, Inc.	400	9,832
BEA Systems, Inc. (a)	300	3,690
Microsoft Corp.	1,430	39,382
Oracle Corp. (a)	1,100	14,520
Symantec Corp. (a)	200	6,930
Vastera, Inc. (a)	1,200	4,800
		79,154
TOTAL INFORMATION TECHNOLOGY		601,235
MATERIALS - 6.3%
Chemicals - 2.8%
Dow Chemical Co.	1,900	78,983
E.I. du Pont de Nemours & Co.	400	18,356
Lyondell Chemical Co.	1,100	18,645
Millennium Chemicals, Inc.	300	3,804
Olin Corp.	600	12,036
Praxair, Inc.	600	22,920
		154,744
Containers & Packaging - 0.4%
Ball Corp.	100	5,957

	Shares	Value (Note 1)
Owens-Illinois, Inc. (a)	800	$ 9,512
Smurfit-Stone Container Corp. (a)	400	7,428
		22,897
Metals & Mining - 1.9%
Alcoa, Inc.	800	30,400
Companhia Vale do Rio Doce sponsored ADR	240	14,040
Freeport-McMoRan Copper & Gold, Inc. Class B	100	4,213
Massey Energy Co.	1,000	20,800
Newmont Mining Corp.	250	12,153
Nucor Corp.	490	27,440
		109,046
Paper & Forest Products - 1.2%
Bowater, Inc.	600	27,786
Georgia-Pacific Corp.	200	6,134
International Paper Co.	800	34,488
		68,408
TOTAL MATERIALS		355,095
TELECOMMUNICATION SERVICES - 6.3%
Diversified Telecommunication Services - 5.7%
Citizens Communications Co. (a)	1,900	23,598
Covad Communications Group, Inc. (a)	900	3,240
NTL, Inc. (a)	805	56,149
Qwest Communications International, Inc. (a)	1,200	5,184
SBC Communications, Inc.	3,800	99,066
TELUS Corp. (non-vtg.)	760	14,178
Verizon Communications, Inc.	3,400	119,272
		320,687
Wireless Telecommunication Services - 0.6%
At Road, Inc. (a)	500	6,650
Crown Castle International Corp. (a)	1,200	13,236
Nextel Communications, Inc. Class A (a)	550	15,433
		35,319
TOTAL TELECOMMUNICATION SERVICES		356,006
UTILITIES - 3.1%
Electric Utilities - 2.7%
Allegheny Energy, Inc. (a)	500	6,380
Cinergy Corp.	320	12,419
Entergy Corp.	400	22,852
FirstEnergy Corp.	800	28,160
FPL Group, Inc.	120	7,850
PG&E Corp. (a)	900	24,993
PPL Corp.	100	4,375
Southern Co.	340	10,285
TXU Corp.	1,000	23,720
Xcel Energy, Inc.	500	8,490
		149,524
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Multi-Utilities & Unregulated Power - 0.4%
AES Corp. (a)	1,700	$ 16,048
Reliant Resources, Inc. (a)	1,050	7,728
		23,776
TOTAL UTILITIES		173,300
TOTAL COMMON STOCKS (Cost $5,067,206)		5,632,346
Cash Equivalents - 0.5%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 0.81%, dated 12/31/03 due 1/2/04) (Cost $27,000)	$ 27,001	27,000
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $5,094,206)		5,659,346
NET OTHER ASSETS - (0.7)%		(38,399)
NET ASSETS - 100%		$ 5,620,947
Legend
(a) Non-income producing

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,000 or 0.0% of net assets.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $8,295,988 and $3,266,601, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $563 for the period.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Variable Insurance Products: Value Leaders Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2003

Assets
Investment in securities, at value (including repurchase agreements of $27,000) (cost $5,094,206) - See accompanying schedule		$ 5,659,346
Cash		199
Receivable for investments sold		55,284
Dividends receivable		7,687
Prepaid expenses		30
Receivable from investment adviser for expense reductions		17,348
Other receivables		372
Total assets		5,740,266

Liabilities
Payable for investments purchased	$ 86,072
Accrued management fee	2,610
Distribution fees payable	587
Other affiliated payables	5,314
Other payables and accrued expenses	24,736
Total liabilities		119,319

Net Assets		$ 5,620,947
Net Assets consist of:
Paid in capital		$ 5,025,031
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		30,738
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		565,178
Net Assets		$ 5,620,947
Initial Class: Net Asset Value, offering price and redemption price per share ($1,687,478 ÷ 150,680 shares)		$ 11.20

Service Class: Net Asset Value, offering price and redemption price per share ($1,686,560 ÷ 150,681 shares)		$ 11.19

Service Class 2: Net Asset Value, offering price and redemption price per share ($2,246,909 ÷ 200,908 shares)		$ 11.18

Statement of Operations

	For the period June 17, 2003 (commencement of operations) to December 31, 2003

Investment Income
Dividends		$ 49,098
Interest		670
Total income		49,768

Expenses
Management fee	$ 15,889
Transfer agent fees	1,976
Distribution fees	3,562
Accounting fees and expenses	32,384
Non-interested trustees' compensation	10
Custodian fees and expenses	10,656
Audit	38,482
Legal	173
Miscellaneous	4
Total expenses before reductions	103,136
Expense reductions	(71,071)	32,065
Net investment income (loss)		17,703
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	38,078
Foreign currency transactions	(42)
Total net realized gain (loss)		38,036
Change in net unrealized appreciation (depreciation) on: Investment securities	565,140
Assets and liabilities in foreign currencies	38
Total change in net unrealized appreciation (depreciation)		565,178
Net gain (loss)		603,214
Net increase (decrease) in net assets resulting from operations		$ 620,917

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Variable Insurance Products: Value Leaders Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

For the period June 17, 2003 (commencement of operations) to December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 17,703
Net realized gain (loss)	38,036
Change in net unrealized appreciation (depreciation)	565,178
Net increase (decrease) in net assets resulting from operations	620,917
Distributions to shareholders from net investment income	(20,000)
Distributions to shareholders from net realized gain	(5,000)
Total distributions	(25,000)
Share transactions - net increase (decrease)	5,025,030
Total increase (decrease) in net assets	5,620,947

Net Assets
Beginning of period	-
End of period	$ 5,620,947
Other Information:
Share Transactions	Year ended December 31, 2003 A
	Initial Class	Service Class	Service Class 2
Shares Sold	150,001	150,001	200,001
Reinvested	679	680	907
Redeemed	-	-	-
Net increase (decrease)	150,680	150,681	200,908

Dollars Sold	$ 1,500,010	$ 1,500,010	$ 2,000,010
Reinvested	7,500	7,500	10,000
Redeemed	-	-	-
Net increase (decrease)	$ 1,507,510	$ 1,507,510	$ 2,010,010

Distributions	Year ended December 31, 2003 A
	Initial Class	Service Class	Service Class 2
From net investment income	$ 6,000	$ 6,000	$ 8,000
From net realized gain	1,500	1,500	2,000
Total	$ 7,500	$ 7,500	$ 10,000

A For the period June 17, 2003 (commencement of operations) to December 31, 2003.

See accompanying notes which are an integral part of the financial statements.

Value Leaders Portfolio

Financial Highlights - Initial Class

Year ended December 31,	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.04
Net realized and unrealized gain (loss)	1.21
Total from investment operations	1.25
Distributions from net investment income	(.04)
Distributions from net realized gain	(.01)
Total distributions	(.05)
Net asset value, end of period	$ 11.20
Total ReturnB,C,D	12.51%
Ratios to Average Net AssetsG
Expenses before expense reductions	3.63%A
Expenses net of voluntary waivers, if any	1.06%A
Expenses net of all reductions	1.04%A
Net investment income (loss)	.78%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,687
Portfolio turnover rate	119%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period June 17, 2003 (commencement of operations) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

Year ended December 31,	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.04
Net realized and unrealized gain (loss)	1.20
Total from investment operations	1.24
Distributions from net investment income	(.04)
Distributions from net realized gain	(.01)
Total distributions	(.05)
Net asset value, end of period	$ 11.19
Total ReturnB,C,D	12.41%
Ratios to Average Net AssetsG
Expenses before expense reductions	3.73%A
Expenses net of voluntary waivers, if any	1.16%A
Expenses net of all reductions	1.14%A
Net investment income (loss)	.68%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,687
Portfolio turnover rate	119%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period June 17, 2003 (commencement of operations) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Year ended December 31,	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.03
Net realized and unrealized gain (loss)	1.20
Total from investment operations	1.23
Distributions from net investment income	(.04)
Distributions from net realized gain	(.01)
Total distributions	(.05)
Net asset value, end of period	$ 11.18
Total ReturnB,C,D	12.31%
Ratios to Average Net AssetsG
Expenses before expense reductions	3.88%A
Expenses net of voluntary waivers, if any	1.32%A
Expenses net of all reductions	1.29%A
Net investment income (loss)	.52%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,247
Portfolio turnover rate	119%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period June 17, 2003 (commencement of operations) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Value Leaders Portfolio

Notes to Financial Statements

For the period ended December 31, 2003

1. Significant Accounting Policies.

Value Leaders Portfolio (the fund) is a fund of Variable Insurance Products Fund IV (the trust) (referred to in this report as Fidelity Variable Insurance Products: Value Leaders Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 629,308
Unrealized depreciation	(83,542)
Net unrealized appreciation (depreciation)	545,766
Undistributed ordinary income	50,048
Undistributed long-term capital gain	99

Cost for federal income tax purposes	$ 5,113,580

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

December 31, 2003

Ordinary Income	$ 25,000

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies, for the distribution of shares and providing shareholder support services:

Service Class	$ 822	|
Service Class 2	2,740
	$ 3,562

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. Each class pays a transfer agent fee excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets.

For the period, the total transfer agent fees paid by each class to FIIOC, including out-of-pocket expenses, were as follows:

Initial Class	$ 593	|
Service Class	592
Service Class 2	791
	$ 1,976

Value Leaders Portfolio

4. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Initial Class	1.25-1.00% *	$ 21,123
Service Class	1.35-1.10%*	21,109
Service Class 2	1.50-1.25%*	28,117
		$ 70,349

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $675 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $47.

7. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the fund.

Annual Report

Report of Independent Auditors

To the Trustees of Variable Insurance Products Fund IV and the Shareholders of Value Leaders Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Leaders Portfolio (a fund of Variable Insurance Products Fund IV) at December 31, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the period indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Value Leaders Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 13, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 292 funds advised by FMR or an affiliate. Mr. McCoy oversees 294 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-221-5207.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of VIP Value Leaders (2003). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000), and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Variable Insurance Products Fund IV. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Variable Insurance Products Fund IV. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors (1998-1999) of Scudder Kemper Investments. In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Bart A. Grenier (44)

Year of Election or Appointment: 2003

Vice President of VIP Value Leaders. Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999 to 2000, and Vice President of certain High Income Funds (2002). He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and President and Director of Strategic Advisers, Inc. (2002). He also heads Fidelity's Asset Allocation Group (2000), Fidelity's Growth and Income Group (2001), Fidelity's Value Group (2001), and Fidelity's High Income Division (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Funds (1997-2000), High Income Division Head (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

Eric D. Roiter (55)

Year of Election or Appointment: 2003

Secretary of VIP Value Leaders. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of VIP Value Leaders. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (45)

Year of Election or Appointment: 2003

President and Treasurer of VIP Value Leaders. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR.

Timothy F. Hayes (53)

Year of Election or Appointment: 2003

Chief Financial Officer of VIP Value Leaders. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of VIP Value Leaders. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)
Year of Election or Appointment: 2003 Assistant Treasurer of VIP Value Leaders. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2003

Assistant Treasurer of VIP Value Leaders. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2003 Assistant Treasurer of VIP Value Leaders. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 2003

Assistant Treasurer of VIP Value Leaders. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of (VIP IV Value Leaders Portfolio) voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities.

Fund	Pay Date	Record Date	Capital Gains
Initial Class	02/13/04	02/13/04	$0.105
Service Class	02/13/04	02/13/04	$0.105
Service Class 2	02/13/04	02/13/04	$0.105

Annual Report

Annual Report

Value Leaders Portfolio

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

VVL-ANN-0204
1.796594.100

Fidelity® Variable Insurance Products
Sector Funds

Consumer Industries Portfolio

Cyclical Industries Portfolio

Financial Services Portfolio

Health Care Portfolio

Natural Resources Portfolio

Technology Portfolio

Telecommunications & Utilities Growth Portfolio

Annual Report

December 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Consumer Industries Portfolio	3 4 5 6 9	Performance Management's Discussion Investment Summary Investments Financial Statements
Cyclical Industries Portfolio	11 12 13 14 17	Performance Management's Discussion Investment Summary Investments Financial Statements
Financial Services Portfolio	19 20 21 22 24	Performance Management's Discussion Investment Summary Investments Financial Statements
Health Care Portfolio	26 27 28 29 31	Performance Management's Discussion Investment Summary Investments Financial Statements
Natural Resources Portfolio	33 34 35 36 38	Performance Management's Discussion Investment Summary Investments Financial Statements
Technology Portfolio	40 41 42 43 47	Performance Management's Discussion Investment Summary Investments Financial Statements
Telecommunications & Utilities Growth Portfolio	49 50 51 52 53	Performance Management's Discussion Investment Summary Investments Financial Statements
Notes to Financial Statements	55	Notes to the Financial Statements
Auditors' Opinion	59
Trustees and Officers	60
Distributions	65

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC,
Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Fidelity Variable Insurance Products: Consumer Industries Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of a fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2003	Past 1 year	Life of fund
Fidelity® VIP: Consumer Industries	25.09%	0.73%

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Consumer Industries Portfolio on July 18, 2001, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index did over the same period.

Annual Report

Fidelity Variable Insurance Products: Consumer Industries Portfolio

Management's Discussion of Fund Performance

Comments from Joshua Spencer, Portfolio Manager of Fidelity® Variable Insurance Products: Consumer Industries Portfolio

U.S. equity markets snapped a three-year losing streak in 2003, rebounding on the strength of the lowest interest rates in decades, improved corporate profits and a resurgent economy. For the year overall, the Standard & Poor's 500SM Index gained 28.69%, the Dow Jones Industrial AverageSM rose 28.14% and the NASDAQ Composite® Index advanced 50.77%. Small-cap stocks led the charge, particularly lower-quality issues in cyclical industries such as biotechnology and the Internet. As a result, the Russell 2000® Index had its best calendar year ever, climbing 47.25%. The start of the year gave little indication of the strong performance to come, as the hangover of corporate governance scandals and an impending war with Iraq clouded the outlook for 2003. However, investors were encouraged by solid gross domestic product (GDP) growth in the first two quarters of 2003, and what seemed to be a quick resolution to the Iraqi conflict. Federal tax cuts and a boom in mortgage refinancing further boosted the markets and put more discretionary income in consumers' pockets. In the third quarter, GDP growth grew 8.2%, its highest level since 1984.

For the 12 months that ended December 31, 2003, the fund lagged the Standard & Poor's 500 Index, which returned 28.69% during the period, while performing virtually in line with the Goldman Sachs® Consumer Industries Index, which gained 25.16%. The fund's conservative positioning in the early part of the year - holding too much cash and not owning enough of consumer products giant Altria Group - prevented it from benefiting fully in the strength of the market rally. Company-specific difficulties at Tropical Sportswear also hurt performance. However, astute stock picking in several of the retail industries - particularly those related to the Internet, as well as certain apparel stores and specialty retailers - was a key factor in helping the fund achieve solid positive gains during the period. Internet stocks such as Amazon.com and Yahoo! provided strong contributions to relative performance, as did Christopher & Banks, a women's wear retailer, and pet supply chain PETsMART. The fund no longer held Amazon or Christopher & Banks at the end of the period.

Note to shareholders: Josh Spencer became Portfolio Manager of Consumer Industries Portfolio on January 12, 2004.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Variable Insurance Products: Consumer Industries Portfolio

Investment Summary

Top Five Stocks as of December 31, 2003
% of fund's net assets
The Coca-Cola Co.	9.4
Procter & Gamble Co.	6.3
Clear Channel Communications, Inc.	5.4
Walt Disney Co.	3.9
Anheuser-Busch Companies, Inc.	3.8
28.8
Top Industries as of December 31, 2003
% of fund's net assets
Media	27.2%
Beverages	13.7%
Household Products	8.5%
Specialty Retail	6.7%
Food & Staples Retailing	6.6%
All Others*	37.3%

* Includes short-term investments and net other assets.

Annual Report

Fidelity Variable Insurance Products: Consumer Industries Portfolio

Investments December 31, 2003

Showing Percentage of Net Assets

Common Stocks - 94.0%
	Shares	Value (Note 1)
AUTOMOBILES - 0.5%
Motorcycle Manufacturers - 0.5%
Harley-Davidson, Inc.	1,100	$ 52,283
BEVERAGES - 13.7%
Brewers - 3.8%
Anheuser-Busch Companies, Inc.	7,900	416,172
Soft Drinks - 9.9%
Cott Corp. (a)	2,100	58,862
The Coca-Cola Co.	20,180	1,024,134
		1,082,996
TOTAL BEVERAGES		1,499,168
COMMERCIAL SERVICES & SUPPLIES - 1.9%
Diversified Commercial Services - 1.5%
Aramark Corp. Class B	1,520	41,678
Cintas Corp.	2,480	124,322
		166,000
Employment Services - 0.4%
Manpower, Inc.	1,030	48,492
TOTAL COMMERCIAL SERVICES & SUPPLIES		214,492
FOOD & STAPLES RETAILING - 6.6%
Drug Retail - 1.2%
CVS Corp.	3,600	130,032
Food Distributors - 0.4%
Sysco Corp.	1,200	44,676
Food Retail - 1.8%
Safeway, Inc. (a)	8,400	184,044
Whole Foods Market, Inc.	200	13,426
		197,470
Hypermarkets & Super Centers - 3.2%
Wal-Mart Stores, Inc.	6,580	349,069
TOTAL FOOD & STAPLES RETAILING		721,247
FOOD PRODUCTS - 5.7%
Agricultural Products - 0.9%
Bunge Ltd.	1,600	52,672
Fresh Del Monte Produce, Inc.	1,900	45,277
		97,949
Packaged Foods & Meats - 4.8%
ConAgra Foods, Inc.	1,800	47,502
Dean Foods Co. (a)	3,140	103,212
Green Mountain Coffee Roasters, Inc. (a)	2,700	62,154
Hershey Foods Corp.	600	46,194
Smithfield Foods, Inc. (a)	5,100	105,570

	Shares	Value (Note 1)
SunOpta, Inc. (a)	1,800	$ 16,512
Unilever NV (NY Shares)	2,200	142,780
		523,924
TOTAL FOOD PRODUCTS		621,873
HOTELS, RESTAURANTS & LEISURE - 5.4%
Casinos & Gaming - 0.5%
Aztar Corp. (a)	2,300	51,750
Hotels, Resorts & Cruise Lines - 1.0%
Royal Caribbean Cruises Ltd.	3,300	114,807
Restaurants - 3.9%
Brinker International, Inc. (a)	1,630	54,051
McDonald's Corp.	7,810	193,922
Outback Steakhouse, Inc.	3,180	140,588
Wendy's International, Inc.	850	33,354
		421,915
TOTAL HOTELS, RESTAURANTS & LEISURE		588,472
HOUSEHOLD DURABLES - 2.0%
Housewares & Specialties - 2.0%
American Greetings Corp. Class A (a)	5,000	109,350
Newell Rubbermaid, Inc.	4,800	109,296
		218,646
HOUSEHOLD PRODUCTS - 8.5%
Household Products - 8.5%
Colgate-Palmolive Co.	3,900	195,195
Kimberly-Clark Corp.	740	43,727
Procter & Gamble Co.	6,970	696,164
		935,086
INTERNET & CATALOG RETAIL - 2.0%
Internet Retail - 2.0%
InterActiveCorp (a)	6,400	217,152
INTERNET SOFTWARE & SERVICES - 1.6%
Internet Software & Services - 1.6%
Yahoo!, Inc. (a)	3,882	175,350
LEISURE EQUIPMENT & PRODUCTS - 0.5%
Leisure Products - 0.5%
Mattel, Inc.	2,840	54,727
MEDIA - 27.2%
Advertising - 2.6%
JC Decaux SA (a)	3,700	60,319
Lamar Advertising Co. Class A (a)	1,600	59,712
Omnicom Group, Inc.	800	69,864
R.H. Donnelley Corp. (a)	2,400	95,616
		285,511
Broadcasting & Cable TV - 10.7%
Clear Channel Communications, Inc.	12,540	587,248
Comcast Corp. Class A (special) (a)	2,270	71,006
Common Stocks - continued
	Shares	Value (Note 1)
MEDIA - CONTINUED
Broadcasting & Cable TV - continued
Cox Communications, Inc. Class A (a)	1,710	$ 58,910
Cumulus Media, Inc. Class A (a)	5,900	129,800
E.W. Scripps Co. Class A	700	65,898
EchoStar Communications Corp. Class A (a)	3,000	102,000
Liberty Media Corp. Class A (a)	4,910	58,380
TiVo, Inc. (a)	10,200	75,480
Univision Communications, Inc. Class A (a)	600	23,814
		1,172,536
Movies & Entertainment - 12.0%
AMC Entertainment, Inc. (a)	4,200	63,882
Fox Entertainment Group, Inc. Class A (a)	4,340	126,511
Time Warner, Inc. (a)	6,700	120,533
Viacom, Inc.:
Class A	4,300	190,361
Class B (non-vtg.)	8,770	389,213
Walt Disney Co.	18,300	426,939
		1,317,439
Publishing - 1.9%
Dow Jones & Co., Inc.	2,000	99,700
Gannett Co., Inc.	880	78,461
Meredith Corp.	600	29,286
		207,447
TOTAL MEDIA		2,982,933
MULTILINE RETAIL - 2.3%
Department Stores - 0.9%
JCPenney Co., Inc.	2,100	55,188
Nordstrom, Inc.	1,000	34,300
Saks, Inc. (a)	600	9,024
		98,512
General Merchandise Stores - 1.4%
Big Lots, Inc. (a)	2,200	31,262
Dollar General Corp.	1,600	33,584
Family Dollar Stores, Inc.	2,060	73,913
Tuesday Morning Corp. (a)	600	18,150
		156,909
TOTAL MULTILINE RETAIL		255,421
PERSONAL PRODUCTS - 2.6%
Personal Products - 2.6%
Avon Products, Inc.	2,260	152,527
Gillette Co.	3,590	131,861
		284,388

	Shares	Value (Note 1)
SPECIALTY RETAIL - 6.7%
Apparel Retail - 1.3%
Finish Line, Inc. Class A (a)	3,100	$ 92,907
Foot Locker, Inc.	500	11,725
Limited Brands, Inc.	1,830	32,995
		137,627
Computer & Electronics Retail - 0.9%
Best Buy Co., Inc.	1,950	101,868
Home Improvement Retail - 2.6%
Home Depot, Inc.	8,010	284,275
Specialty Stores - 1.9%
Borders Group, Inc.	4,400	96,448
PETsMART, Inc.	1,000	23,800
Select Comfort Corp. (a)	2,300	56,948
West Marine, Inc. (a)	1,300	36,153
		213,349
TOTAL SPECIALTY RETAIL		737,119
TEXTILES APPAREL & LUXURY GOODS - 3.9%
Apparel, Accessories & Luxury Goods - 1.2%
Kellwood Co.	1,500	61,500
Liz Claiborne, Inc.	1,800	63,828
		125,328
Footwear - 2.7%
NIKE, Inc. Class B	3,300	225,918
Reebok International Ltd.	1,900	74,708
		300,626
TOTAL TEXTILES APPAREL & LUXURY GOODS		425,954
TOBACCO - 2.9%
Tobacco - 2.9%
Altria Group, Inc.	3,020	164,348
UST, Inc.	4,200	149,898
		314,246
TOTAL COMMON STOCKS (Cost $8,829,264)		10,298,557
Money Market Funds - 5.9%

Fidelity Cash Central Fund, 1.07% (b) (Cost $653,036)	653,036	653,036
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $9,482,300)	10,951,593
NET OTHER ASSETS - 0.1%	7,124
NET ASSETS - 100%	$ 10,958,717
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $10,889,968 and $14,660,368, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,098 for the period.
Income Tax Information
At December 31, 2003, the fund had a capital loss carryforward of approximately $2,871,000 of which $127,000, $2,062,000 and $682,000 will expire on December 31, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Variable Insurance Products: Consumer Industries Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2003

Assets
Investment in securities, at value (cost $9,482,300) - See accompanying schedule		$ 10,951,593
Receivable for fund shares sold		26,201
Dividends receivable		10,343
Interest receivable		429
Prepaid expenses		63
Receivable from investment adviser for expense reductions		1,570
Other receivables		861
Total assets		10,991,060

Liabilities
Payable for fund shares redeemed	$ 14
Accrued management fee	5,087
Other affiliated payables	5,606
Other payables and accrued expenses	21,636
Total liabilities		32,343

Net Assets		$ 10,958,717
Net Assets consist of:
Paid in capital		$ 12,411,133
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,921,709)
Net unrealized appreciation (depreciation) on investments		1,469,293
Net Assets, for 1,077,594 shares outstanding		$ 10,958,717
Net Asset Value, offering price and redemption price per share ($10,958,717 ÷ 1,077,594 shares)		$ 10.17

Statement of Operations

	Year ended December 31, 2003

Investment Income
Dividends		$ 111,879
Interest		4,899
Total income		116,778

Expenses
Management fee	$ 60,461
Transfer agent fees	9,782
Accounting fees and expenses	60,023
Non-interested trustees' compensation	43
Custodian fees and expenses	4,936
Audit	42,922
Legal	506
Miscellaneous	473
Total expenses before reductions	179,146
Expense reductions	(27,379)	151,767
Net investment income (loss)		(34,989)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(424,421)
Foreign currency transactions	(54)
Total net realized gain (loss)		(424,475)
Change in net unrealized appreciation (depreciation) on investment securities		2,652,701
Net gain (loss)		2,228,226
Net increase (decrease) in net assets resulting from operations		$ 2,193,237

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Variable Insurance Products: Consumer Industries Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2003	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (34,989)	$ (41,226)
Net realized gain (loss)	(424,475)	(2,141,367)
Change in net unrealized appreciation (depreciation)	2,652,701	(1,505,659)
Net increase (decrease) in net assets resulting from operations	2,193,237	(3,688,252)
Distributions to shareholders from net investment income	-	(9,222)
Share transactions Net proceeds from sales of shares	2,064,591	16,246,603
Reinvestment of distributions	-	9,222
Cost of shares redeemed	(5,477,315)	(8,391,237)
Net increase (decrease) in net assets resulting from share transactions	(3,412,724)	7,864,588
Redemption fees	1,846	20,183
Total increase (decrease) in net assets	(1,217,641)	4,187,297

Net Assets
Beginning of period	12,176,358	7,989,061
End of period	$ 10,958,717	$ 12,176,358
Other Information Shares
Sold	223,933	1,650,679
Issued in reinvestment of distributions	-	967
Redeemed	(643,510)	(976,049)
Net increase (decrease)	(419,577)	675,597

Financial Highlights

Years ended December 31,	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.13	$ 9.72	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	(.03)	.01
Net realized and unrealized gain (loss)	2.07	(1.56)	(.29)
Total from investment operations	2.04	(1.59)	(.28)
Distributions from net investment income	-	(.01)	-
Redemption fees added to paid in capital E	- H	.01	- H
Net asset value, end of period	$ 10.17	$ 8.13	$ 9.72
Total Return B, C, D	25.09%	(16.27)%	(2.80)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.72%	1.30%	2.61% A
Expenses net of voluntary waivers, if any	1.50%	1.30%	1.50% A
Expenses net of all reductions	1.46%	1.27%	1.48% A
Net investment income (loss)	(.34)%	(.29)%	.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,959	$ 12,176	$ 7,989
Portfolio turnover rate	108%	129%	162% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period July 18, 2001 (commencement of operations) to December 31, 2001.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

H Amount represents less than $.01 per share.

Consumer Industries Portfolio

See accompanying notes which are an integral part of the financial statements.

Fidelity Variable Insurance Products: Cyclical Industries Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of a fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2003	Past 1 year	Life of fund
Fidelity VIP: Cyclical Industries	38.37%	4.69%

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Cyclical Industries Portfolio on July 18, 2001, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index did over the same period.

Annual Report

Fidelity Variable Insurance Products: Cyclical Industries Portfolio

Management's Discussion of Fund Performance

Comments from Matthew Fruhan, Portfolio Manager of Fidelity® Variable Insurance Products: Cyclical Industries Portfolio

U.S. equity markets snapped a three-year losing streak in 2003, rebounding on the strength of the lowest interest rates in decades, improved corporate profits and a resurgent economy. For the year overall, the Standard & Poor's 500SM Index gained 28.69%, the Dow Jones Industrial AverageSM rose 28.14% and the NASDAQ Composite® Index advanced 50.77%. Small-cap stocks led the charge, particularly lower-quality issues in cyclical industries such as biotechnology and the Internet. As a result, the Russell 2000® Index had its best calendar year ever, climbing 47.25%. The start of the year gave little indication of the strong performance to come, as the hangover of corporate governance scandals and an impending war with Iraq clouded the outlook for 2003. However, investors were encouraged by solid gross domestic product (GDP) growth in the first two quarters of 2003, and what seemed to be a quick resolution to the Iraqi conflict. Federal tax cuts and a boom in mortgage refinancing further boosted the markets and put more discretionary income in consumers' pockets. In the third quarter, GDP growth grew 8.2%, its highest level since 1984.

For the 12 months ending December 31, 2003, the fund outperformed both the S&P 500® index and the Goldman Sachs® Cyclical Industries Index, which rose 35.48%. I positioned the fund aggressively throughout the year and cyclical stocks started rising in February, even before the overall market, and continued their ascent for the remainder of the year. Tyco International, the conglomerate whose stock price had plunged amid controversies over its previous management and accounting practices, was the biggest contributor in 2003. Investors recognized the stock was undervalued as Tyco's new management team instituted reforms and repaired the corporate balance sheet. AMR, the parent company of American Airlines, also was a big contributor, as fears of a bankruptcy filing receded. Other stocks that helped performance included Embraer, a manufacturer of jets for the corporate and regional airline industries, and Terex, which produces heavy construction equipment. Detractors included Solutia, a chemical company hurt by environmental problems that forced a bankruptcy filing, and Northrop Grumman and Lockheed Martin, both of which underperformed because of investor concerns that growth in the defense industry might begin to slow.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Variable Insurance Products: Cyclical Industries Portfolio

Investment Summary

Top Five Stocks as of December 31, 2003
% of fund's net assets
Tyco International Ltd.	7.2
General Electric Co.	6.5
3M Co.	4.5
Honeywell International, Inc.	4.2
Boeing Co.	3.3
25.7
Top Industries as of December 31, 2003
% of fund's net assets
Aerospace & Defense	19.6%
Industrial Conglomerates	18.6%
Machinery	17.4%
Chemicals	12.8%
Road & Rail	4.5%
All Others*	27.1%

* Includes short-term investments and net other assets.

Annual Report

Fidelity Variable Insurance Products: Cyclical Industries Portfolio

Investments December 31, 2003

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value (Note 1)
AEROSPACE & DEFENSE - 19.6%
Aerospace & Defense - 19.6%
BE Aerospace, Inc. (a)	8,500	$ 45,900
Boeing Co.	15,310	645,163
Bombardier, Inc. Class B (sub. vtg.)	59,500	250,898
EADS NV	8,500	201,547
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	8,400	294,252
Goodrich Corp.	4,100	121,729
Honeywell International, Inc.	24,400	815,692
Lockheed Martin Corp.	8,370	430,218
Northrop Grumman Corp.	3,929	375,612
Precision Castparts Corp.	2,000	90,820
United Defense Industries, Inc. (a)	900	28,692
United Technologies Corp.	5,850	554,405
		3,854,928
AIR FREIGHT & LOGISTICS - 2.3%
Air Freight & Logistics - 2.3%
C.H. Robinson Worldwide, Inc.	950	36,015
CNF, Inc.	4,900	166,110
FedEx Corp.	3,200	216,000
Ryder System, Inc.	700	23,905
UTI Worldwide, Inc.	140	5,310
		447,340
AIRLINES - 2.1%
Airlines - 2.1%
Alaska Air Group, Inc. (a)	900	24,561
AMR Corp. (a)	300	3,885
Continental Airlines, Inc. Class B (a)	5,700	92,739
JetBlue Airways Corp. (a)	3,300	87,516
Northwest Airlines Corp. (a)	7,400	93,388
Ryanair Holdings PLC sponsored ADR (a)	2,000	101,280
		403,369
AUTO COMPONENTS - 2.2%
Auto Parts & Equipment - 2.2%
American Axle & Manufacturing Holdings, Inc. (a)	2,330	94,179
BorgWarner, Inc.	500	42,535
Delphi Corp.	5,600	57,176
Dura Automotive Systems, Inc. Class A (a)	1,100	14,047
Gentex Corp.	1,700	75,072
Johnson Controls, Inc.	400	46,448
Lear Corp.	1,200	73,596
Visteon Corp.	2,800	29,148
		432,201
AUTOMOBILES - 1.6%
Automobile Manufacturers - 1.6%
Ford Motor Co.	19,300	308,800

	Shares	Value (Note 1)
BUILDING PRODUCTS - 2.3%
Building Products - 2.3%
American Standard Companies, Inc. (a)	2,270	$ 228,589
Masco Corp.	5,420	148,562
Trex Co., Inc. (a)	2,000	75,960
		453,111
CHEMICALS - 12.8%
Commodity Chemicals - 3.3%
Georgia Gulf Corp.	1,890	54,583
Lyondell Chemical Co.	16,997	288,099
Millennium Chemicals, Inc.	24,020	304,574
		647,256
Diversified Chemicals - 7.5%
Dow Chemical Co.	14,800	615,236
E.I. du Pont de Nemours & Co.	11,600	532,324
Eastman Chemical Co.	200	7,906
Hercules, Inc. (a)	3,000	36,600
Olin Corp.	3,900	78,234
PPG Industries, Inc.	3,000	192,060
		1,462,360
Industrial Gases - 0.4%
Airgas, Inc.	4,100	88,068
Specialty Chemicals - 1.6%
Arch Chemicals, Inc.	630	16,166
Ferro Corp.	2,230	60,678
Minerals Technologies, Inc.	200	11,850
PolyOne Corp.	18,930	120,963
Rohm & Haas Co.	2,300	98,233
		307,890
TOTAL CHEMICALS		2,505,574
COMMERCIAL SERVICES & SUPPLIES - 2.2%
Diversified Commercial Services - 0.3%
Copart, Inc. (a)	4,000	66,000
Environmental Services - 1.5%
Allied Waste Industries, Inc. (a)	2,700	37,476
Republic Services, Inc.	5,950	152,499
Waste Connections, Inc. (a)	1,800	67,986
Waste Management, Inc.	1,500	44,400
		302,361
Office Services & Supplies - 0.4%
Herman Miller, Inc.	1,600	38,832
HON Industries, Inc.	800	34,656
		73,488
TOTAL COMMERCIAL SERVICES & SUPPLIES		441,849
CONSTRUCTION & ENGINEERING - 2.3%
Construction & Engineering - 2.3%
Dycom Industries, Inc. (a)	3,700	99,234
Common Stocks - continued
	Shares	Value (Note 1)
CONSTRUCTION & ENGINEERING - CONTINUED
Construction & Engineering - continued
EMCOR Group, Inc. (a)	2,200	$ 96,580
Granite Construction, Inc.	3,400	79,866
Jacobs Engineering Group, Inc. (a)	740	35,527
URS Corp. (a)	5,600	140,056
		451,263
CONSTRUCTION MATERIALS - 0.8%
Construction Materials - 0.8%
Martin Marietta Materials, Inc.	720	33,818
Texas Industries, Inc.	2,600	96,200
Vulcan Materials Co.	500	23,785
		153,803
CONTAINERS & PACKAGING - 0.4%
Metal & Glass Containers - 0.4%
Owens-Illinois, Inc. (a)	350	4,162
Pactiv Corp. (a)	3,110	74,329
		78,491
DIVERSIFIED FINANCIAL SERVICES - 0.2%
Specialized Finance - 0.2%
GATX Corp.	1,200	33,576
ELECTRICAL EQUIPMENT - 0.8%
Electrical Components & Equipment - 0.8%
A.O. Smith Corp.	2,100	73,605
Baldor Electric Co.	400	9,140
Cooper Industries Ltd. Class A	700	40,551
Roper Industries, Inc.	770	37,930
		161,226
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.9%
Electronic Equipment & Instruments - 0.6%
Cognex Corp.	1,400	39,536
Mettler-Toledo International, Inc. (a)	600	25,326
Thermo Electron Corp. (a)	1,710	43,092
		107,954
Electronic Manufacturing Svcs. - 0.2%
Molex, Inc.	1,100	38,379
Technology Distributors - 0.1%
Tech Data Corp. (a)	700	27,783
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		174,116
ENERGY EQUIPMENT & SERVICES - 0.2%
Oil & Gas Equipment & Services - 0.2%
Cooper Cameron Corp. (a)	1,000	46,600
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
Health Care Supplies - 0.1%
Millipore Corp. (a)	640	27,552

	Shares	Value (Note 1)
HOUSEHOLD DURABLES - 2.7%
Home Furnishings - 0.3%
Leggett & Platt, Inc.	2,400	$ 51,912
Homebuilding - 2.2%
Beazer Homes USA, Inc.	100	9,766
D.R. Horton, Inc.	3,100	134,106
KB Home	500	36,260
Lennar Corp.:
Class A	800	76,800
Class B	210	19,194
Ryland Group, Inc.	740	65,594
Standard Pacific Corp.	2,000	97,100
		438,820
Household Appliances - 0.2%
Black & Decker Corp.	700	34,524
TOTAL HOUSEHOLD DURABLES		525,256
INDUSTRIAL CONGLOMERATES - 18.6%
Industrial Conglomerates - 18.6%
3M Co.	10,260	872,408
Carlisle Companies, Inc.	400	24,344
General Electric Co.	41,060	1,272,039
Teleflex, Inc.	400	19,332
Textron, Inc.	800	45,648
Tyco International Ltd.	53,140	1,408,207
		3,641,978
MACHINERY - 17.4%
Construction & Farm Machinery & Heavy Trucks - 6.8%
AGCO Corp. (a)	8,510	171,391
Astec Industries, Inc. (a)	7,500	92,025
Caterpillar, Inc.	5,600	464,912
Cummins, Inc.	1,500	73,410
Navistar International Corp. (a)	1,480	70,877
Oshkosh Truck Co.	320	16,330
PACCAR, Inc.	560	47,667
Terex Corp. (a)	12,400	353,152
Toro Co.	500	23,200
Wabash National Corp. (a)	300	8,790
		1,321,754
Industrial Machinery - 10.6%
Dover Corp.	2,400	95,400
Eaton Corp.	340	36,713
IDEX Corp.	520	21,627
Ingersoll-Rand Co. Ltd. Class A	5,410	367,231
ITT Industries, Inc.	5,800	430,418
Kennametal, Inc.	534	21,227
Manitowoc Co., Inc.	15,200	474,240
Parker Hannifin Corp.	2,400	142,800
Pentair, Inc.	1,740	79,518
SPX Corp. (a)	2,600	152,906
Common Stocks - continued
	Shares	Value (Note 1)
MACHINERY - CONTINUED
Industrial Machinery - continued
Timken Co.	11,500	$ 230,690
Watts Water Technologies, Inc. Class A	1,400	31,080
		2,083,850
TOTAL MACHINERY		3,405,604
METALS & MINING - 1.3%
Diversified Metals & Mining - 0.5%
Companhia Vale do Rio Doce sponsored ADR	900	52,650
Phelps Dodge Corp. (a)	700	53,263
		105,913
Steel - 0.8%
AK Steel Holding Corp. (a)	2,900	14,790
Nucor Corp.	2,330	130,480
		145,270
TOTAL METALS & MINING		251,183
OIL & GAS - 0.4%
Oil & Gas Refining & Marketing & Transportation - 0.4%
Overseas Shipholding Group, Inc.	600	20,430
Tsakos Energy Navigation Ltd.	3,240	59,778
		80,208
PAPER & FOREST PRODUCTS - 0.3%
Paper Products - 0.3%
Bowater, Inc.	1,400	64,834
ROAD & RAIL - 4.5%
Railroads - 3.9%
Canadian National Railway Co.	3,490	220,614
CSX Corp.	6,420	230,735
Norfolk Southern Corp.	3,060	72,369
Union Pacific Corp.	3,560	247,349
		771,067
Trucking - 0.6%
Boyd Brothers Transportation, Inc. (a)	3,648	22,472
Marten Transport Ltd. (a)	300	4,614
P.A.M. Transportation Services, Inc. (a)	950	20,264
Quality Distribution, Inc. (a)	1,800	35,190
USF Corp.	800	27,352
		109,892
TOTAL ROAD & RAIL		880,959
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
Semiconductor Equipment - 0.2%
Cabot Microelectronics Corp. (a)	1,000	49,000

	Shares	Value (Note 1)
SPECIALTY RETAIL - 0.9%
Specialty Stores - 0.9%
AutoZone, Inc. (a)	400	$ 34,084
Sonic Automotive, Inc. Class A	4,000	91,680
United Auto Group, Inc.	1,500	46,950
		172,714
TRADING COMPANIES & DISTRIBUTORS - 0.5%
Trading Companies & Distributors - 0.5%
W.W. Grainger, Inc.	2,040	96,676
TOTAL COMMON STOCKS (Cost $16,459,627)		19,142,211
Money Market Funds - 9.3%

Fidelity Cash Central Fund, 1.07% (b) (Cost $1,827,127)	1,827,127	1,827,127
TOTAL INVESTMENT PORTFOLIO - 106.9% (Cost $18,286,754)	20,969,338
NET OTHER ASSETS - (6.9)%	(1,351,341)
NET ASSETS - 100%	$ 19,617,997
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $19,390,584 and $11,206,696, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,803 for the period.
Income Tax Information
At December 31, 2003, the fund had a capital loss carryforward of approximately $1,949,000 of which $47,000, $1,537,000 and $365,000 will expire on December 31, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Variable Insurance Products: Cyclical Industries Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2003

Assets
Investment in securities, at value (cost $18,286,754) - See accompanying schedule		$ 20,969,338
Receivable for fund shares sold		224,858
Dividends receivable		20,238
Interest receivable		1,212
Prepaid expenses		55
Other affiliated receivables		72
Other receivables		769
Total assets		21,216,542

Liabilities
Payable for investments purchased	$ 1,562,932
Accrued management fee	7,367
Other affiliated payables	6,074
Other payables and accrued expenses	22,172
Total liabilities		1,598,545

Net Assets		$ 19,617,997
Net Assets consist of:
Paid in capital		$ 19,110,280
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,174,850)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,682,567
Net Assets, for 1,757,220 shares outstanding		$ 19,617,997
Net Asset Value, offering price and redemption price per share ($19,617,997 ÷ 1,757,220 shares)		$ 11.16

Statement of Operations

	Year ended December 31, 2003

Investment Income
Dividends		$ 166,939
Interest		4,370
Total income		171,309

Expenses
Management fee	$ 54,576
Transfer agent fees	9,431
Accounting fees and expenses	60,019
Non-interested trustees' compensation	36
Custodian fees and expenses	8,273
Audit	41,478
Legal	404
Miscellaneous	401
Total expenses before reductions	174,618
Expense reductions	(36,200)	138,418
Net investment income (loss)		32,891
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	274,140
Foreign currency transactions	(198)
Total net realized gain (loss)		273,942
Change in net unrealized appreciation (depreciation) on: Investment securities	3,052,035
Assets and liabilities in foreign currencies	(25)
Total change in net unrealized appreciation (depreciation)		3,052,010
Net gain (loss)		3,325,952
Net increase (decrease) in net assets resulting from operations		$ 3,358,843

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Variable Insurance Products: Cyclical Industries Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2003	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 32,891	$ (7,543)
Net realized gain (loss)	273,942	(2,382,990)
Change in net unrealized appreciation (depreciation)	3,052,010	(800,828)
Net increase (decrease) in net assets resulting from operations	3,358,843	(3,191,361)
Distributions to shareholders from net investment income	(33,211)	(12,250)
Share transactions Net proceeds from sales of shares	11,594,535	11,798,494
Reinvestment of distributions	33,211	12,250
Cost of shares redeemed	(3,630,929)	(10,645,444)
Net increase (decrease) in net assets resulting from share transactions	7,996,817	1,165,300
Redemption fees	11,897	31,585
Total increase (decrease) in net assets	11,334,346	(2,006,726)
Net Assets
Beginning of period	8,283,651	10,290,377
End of period	$ 19,617,997	$ 8,283,651
Other Information Shares
Sold	1,144,472	1,198,576
Issued in reinvestment of distributions	2,995	1,303
Redeemed	(415,929)	(1,196,776)
Net increase (decrease)	731,538	3,103

Financial Highlights

Years ended December 31,	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.08	$ 10.06	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	(.01)	.01
Net realized and unrealized gain (loss)	3.06	(1.98)	.04
Total from investment operations	3.09	(1.99)	.05
Distributions from net investment income	(.02)	(.01)	-
Redemption fees added to paid in capital E	.01	.02	.01
Net asset value, end of period	$ 11.16	$ 8.08	$ 10.06
Total Return B, C, D	38.37%	(19.60)%	.60%
Ratios to Average Net Assets G
Expenses before expense reductions	1.85%	1.44%	2.70% A
Expenses net of voluntary waivers, if any	1.50%	1.44%	1.50% A
Expenses net of all reductions	1.47%	1.42%	1.50% A
Net investment income (loss)	.35%	(.06)%	.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,618	$ 8,284	$ 10,290
Portfolio turnover rate	117%	143%	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period July 18, 2001 (commencement of operations) to December 31, 2001.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Cyclical Industries Portfolio

Fidelity Variable Insurance Products: Financial Services Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of a fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2003	Past 1 year	Life of fund
Fidelity VIP: Financial Services	30.59%	4.63%

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Financial Services Portfolio on July 18, 2001, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index did over the same period.

Annual Report

Fidelity Variable Insurance Products: Financial Services Portfolio

Management's Discussion of Fund Performance

Comments from Jeffrey Feingold, Portfolio Manager of Fidelity® Variable Insurance Products: Financial Services Portfolio

U.S. equity markets snapped a three-year losing streak in 2003, rebounding on the strength of the lowest interest rates in decades, improved corporate profits and a resurgent economy. For the year overall, the Standard & Poor's 500SM Index gained 28.69%, the Dow Jones Industrial AverageSM rose 28.14% and the NASDAQ Composite® Index advanced 50.77%. Small-cap stocks led the charge, particularly lower-quality issues in cyclical industries such as biotechnology and the Internet. As a result, the Russell 2000® Index had its best calendar year ever, climbing 47.25%. The start of the year gave little indication of the strong performance to come, as the hangover of corporate governance scandals and an impending war with Iraq clouded the outlook for 2003. However, investors were encouraged by solid gross domestic product (GDP) growth in the first two quarters of 2003, and what seemed to be a quick resolution to the Iraqi conflict. Federal tax cuts and a boom in mortgage refinancing further boosted the markets and put more discretionary income in consumers' pockets. In the third quarter, GDP growth grew 8.2%, its highest level since 1984.

For the 12 months ending December 31, 2003, the fund outdistanced the S&P 500® index but slightly trailed the Goldman Sachs® Financial Services Index, which rose 32.40%. While banks continued to outperform the broader market during 2003, other areas of the financial services industry also began recovering as the economic outlook improved. These areas included investments banks, whose businesses were fueled by significant fixed-income revenues as well as signs of life in the equity underwriting business, and economically sensitive specialty finance companies. Performance leaders included Citigroup and J.P. Morgan Chase, both of which lagged in 2002 but outperformed nicely in 2003 due to improvements in credit quality of loans, reduced regulatory pressures and better earnings outlooks. Other turnarounds included credit card company MBNA and CIT, a commercial and consumer finance company. Detractors included Fifth Third Bancorp, which underperformed despite reporting decent earnings, and Apartment Investment & Management, a real estate investment trust that suffered as demand for apartments slackened.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Variable Insurance Products: Financial Services Portfolio

Investment Summary

Top Five Stocks as of December 31, 2003
% of fund's net assets
American International Group, Inc.	5.0
Fannie Mae	4.7
Citigroup, Inc.	4.3
Sovereign Bancorp, Inc.	4.2
Wells Fargo & Co.	3.7
21.9
Top Industries as of December 31, 2003
% of fund's net assets
Commercial Banks	24.0%
Insurance	23.5%
Capital Markets	17.9%
Thrifts & Mortgage Finance	17.3%
Consumer Finance	5.9%
All Others*	11.4%

* Includes short-term investments and net other assets.

Annual Report

Fidelity Variable Insurance Products: Financial Services Portfolio

Investments December 31, 2003

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (Note 1)
CAPITAL MARKETS - 17.9%
Asset Management & Custody Banks - 6.4%
Bank of New York Co., Inc.	43,950	$ 1,455,624
Federated Investors, Inc. Class B (non-vtg.)	6,780	199,061
Franklin Resources, Inc.	4,400	229,064
Investors Financial Services Corp.	3,870	148,647
Mellon Financial Corp.	11,440	367,338
National Financial Partners Corp.	100	2,755
Northern Trust Corp.	2,550	118,371
Waddell & Reed Financial, Inc. Class A	3,710	87,037
		2,607,897
Diversified Capital Markets - 2.0%
J.P. Morgan Chase & Co.	22,740	835,240
Investment Banking & Brokerage - 9.5%
A.G. Edwards, Inc.	1,960	71,011
Ameritrade Holding Corp. (a)	20,900	294,063
Bear Stearns Companies, Inc.	2,680	214,266
Charles Schwab Corp.	7,510	88,918
E*TRADE Group, Inc. (a)	8,200	103,730
Goldman Sachs Group, Inc.	7,340	724,678
LaBranche & Co., Inc.	2,230	26,024
Lehman Brothers Holdings, Inc.	5,280	407,722
Merrill Lynch & Co., Inc.	15,400	903,210
Morgan Stanley	18,010	1,042,239
		3,875,861
TOTAL CAPITAL MARKETS		7,318,998
COMMERCIAL BANKS - 24.0%
Diversified Banks - 18.6%
Banco Popolare di Verona e Novara	8,000	135,078
Bank of America Corp.	17,380	1,397,873
Bank One Corp.	23,520	1,072,277
Comerica, Inc.	2,500	140,150
FleetBoston Financial Corp.	12,330	538,205
Mitsubishi Tokyo Financial Group, Inc. (MTFG) sponsored ADR	15,000	117,450
National Bank of Canada	16,200	538,751
Royal Bank of Canada	12,860	612,664
U.S. Bancorp, Delaware	18,300	544,974
Wachovia Corp.	21,172	986,403
Wells Fargo & Co.	25,700	1,513,473
		7,597,298
Regional Banks - 5.4%
Bank of Hawaii Corp.	3,960	167,112
Bank of the Ozarks, Inc.	1,508	33,945
Banknorth Group, Inc.	6,400	208,192
Commerce Bancorp, Inc., New Jersey	808	42,565
East West Bancorp, Inc.	2,500	134,200
Fifth Third Bancorp	5,550	328,005
KeyCorp	7,300	214,036

	Shares	Value (Note 1)
SouthTrust Corp.	7,700	$ 252,021
SunTrust Banks, Inc.	3,100	221,650
Synovus Financial Corp.	4,400	127,248
UCBH Holdings, Inc.	10,400	405,288
UnionBanCal Corp.	900	51,786
Valley National Bancorp	1,260	36,792
		2,222,840
TOTAL COMMERCIAL BANKS		9,820,138
CONSUMER FINANCE - 5.9%
Consumer Finance - 5.9%
American Express Co.	23,540	1,135,334
Asta Funding, Inc.	3,100	106,175
MBNA Corp.	33,705	837,569
SLM Corp.	9,040	340,627
		2,419,705
DIVERSIFIED FINANCIAL SERVICES - 5.4%
Other Diversifed Financial Services - 4.5%
Citigroup, Inc.	36,012	1,748,022
Principal Financial Group, Inc.	2,400	79,368
		1,827,390
Specialized Finance - 0.9%
CIT Group, Inc.	6,700	240,865
Encore Capital Group, Inc. (a)	4,900	72,765
Euronext NV	3,200	80,787
		394,417
TOTAL DIVERSIFIED FINANCIAL SERVICES		2,221,807
INSURANCE - 23.5%
Insurance Brokers - 1.0%
Aon Corp.	4,500	107,730
Marsh & McLennan Companies, Inc.	6,000	287,340
		395,070
Life & Health Insurance - 4.3%
AFLAC, Inc.	10,000	361,800
American Equity Investment Life Holding Co.	4,300	42,871
Lincoln National Corp.	2,800	113,036
MetLife, Inc.	17,510	589,562
Nationwide Financial Services, Inc. Class A	2,600	85,956
Protective Life Corp.	1,200	40,608
StanCorp Financial Group, Inc.	1,600	100,608
Sun Life Financial, Inc.	11,890	296,058
Torchmark Corp.	1,400	63,756
UICI (a)	3,500	46,480
		1,740,735
Multi-Line Insurance - 6.7%
Allmerica Financial Corp. (a)	3,460	106,464
American International Group, Inc.	31,010	2,055,343
Common Stocks - continued
	Shares	Value (Note 1)
INSURANCE - CONTINUED
Multi-Line Insurance - continued
Hartford Financial Services Group, Inc.	8,760	$ 517,103
HCC Insurance Holdings, Inc.	2,220	70,596
		2,749,506
Property & Casualty Insurance - 9.7%
ACE Ltd.	13,250	548,815
Allstate Corp.	15,840	681,437
AMBAC Financial Group, Inc.	4,510	312,949
Berkshire Hathaway, Inc. Class B (a)	421	1,185,115
Cincinnati Financial Corp.	2,410	100,931
Fidelity National Financial, Inc.	5,675	220,077
MBIA, Inc.	3,760	222,705
Old Republic International Corp.	6,390	162,050
St. Paul Companies, Inc.	3,000	118,950
Travelers Property Casualty Corp.:
Class A	19,855	333,167
Class B	4,717	80,047
		3,966,243
Reinsurance - 1.8%
Arch Capital Group Ltd. (a)	1,300	51,818
Everest Re Group Ltd.	3,000	253,800
Montpelier Re Holdings Ltd.	1,800	66,060
PartnerRe Ltd.	2,200	127,710
RenaissanceRe Holdings Ltd.	4,930	241,817
		741,205
TOTAL INSURANCE		9,592,759
REAL ESTATE - 4.3%
Real Estate Investment Trusts - 4.3%
Apartment Investment & Management Co. Class A	10,630	366,735
AvalonBay Communities, Inc.	1,500	71,700
CBL & Associates Properties, Inc.	900	50,850
Duke Realty Corp.	4,630	143,530
Equity Residential (SBI)	13,990	412,845
Highwoods Properties, Inc. (SBI)	3,200	81,280
Manufactured Home Communities, Inc.	1,000	37,650
Pan Pacific Retail Properties, Inc.	2,600	123,890
Reckson Associates Realty Corp.	1,800	43,740
Shurgard Storage Centers, Inc. Class A	1,100	41,415
Simon Property Group, Inc.	4,500	208,530
The Mills Corp.	1,100	48,400
Vornado Realty Trust	2,460	134,685
		1,765,250
THRIFTS & MORTGAGE FINANCE - 17.3%
Thrifts & Mortgage Finance - 17.3%
Astoria Financial Corp.	2,500	93,000
Countrywide Financial Corp.	4,308	326,762
Doral Financial Corp.	11,850	382,518

	Shares	Value (Note 1)
Fannie Mae	25,450	$ 1,910,277
FirstFed Financial Corp., Delaware (a)	3,500	152,250
Golden West Financial Corp., Delaware	13,300	1,372,427
Hudson City Bancorp, Inc.	4,300	164,174
MGIC Investment Corp.	3,000	170,820
NetBank, Inc.	21,200	283,020
New York Community Bancorp, Inc.	5,500	209,275
Northwest Bancorp, Inc.	3,100	66,216
Radian Group, Inc.	825	40,219
Sovereign Bancorp, Inc.	73,190	1,738,263
Washington Federal, Inc.	5,200	147,680
		7,056,901
TOTAL COMMON STOCKS (Cost $32,011,978)		40,195,558
Money Market Funds - 5.3%

Fidelity Cash Central Fund, 1.07% (b)	738,734	738,734
Fidelity Securities Lending Cash Central Fund, 1.09% (b)	1,424,650	1,424,650
TOTAL MONEY MARKET FUNDS (Cost $2,163,384)		2,163,384
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $34,175,362)	42,358,942
NET OTHER ASSETS - (3.6)%	(1,458,477)
NET ASSETS - 100%	$ 40,900,465
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $23,244,277 and $26,437,209, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,624 for the period.
Income Tax Information
At December 31, 2003, the fund had a capital loss carryforward of approximately $4,746,000 of which $209,000, $2,644,000 and $1,893,000 will expire on December 31, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Financial Services Portfolio

Fidelity Variable Insurance Products: Financial Services Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2003

Assets
Investment in securities, at value (including securities loaned of $1,392,984) (cost $34,175,362) - See accompanying schedule		$ 42,358,942
Receivable for fund shares sold		99,332
Dividends receivable		55,307
Interest receivable		621
Prepaid expenses		229
Other affiliated receivables		24
Other receivables		2,007
Total assets		42,516,462

Liabilities
Payable to custodian bank	$ 27,788
Payable for investments purchased	61,526
Payable for fund shares redeemed	53,533
Accrued management fee	18,718
Other affiliated payables	7,280
Other payables and accrued expenses	22,502
Collateral on securities loaned, at value	1,424,650
Total liabilities		1,615,997

Net Assets		$ 40,900,465
Net Assets consist of:
Paid in capital		$ 37,634,541
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,917,747)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		8,183,671
Net Assets, for 3,747,183 shares outstanding		$ 40,900,465
Net Asset Value, offering price and redemption price per share ($40,900,465 ÷ 3,747,183 shares)		$ 10.91

Statement of Operations

	Year ended December 31, 2003

Investment Income
Dividends		$ 714,223
Interest		4,444
Security lending		5,206
Total income		723,873

Expenses
Management fee	$ 208,337
Transfer agent fees	26,718
Accounting and security lending fees	60,204
Non-interested trustees' compensation	145
Custodian fees and expenses	8,192
Audit	41,641
Legal	1,472
Miscellaneous	2,276
Total expenses before reductions	348,985
Expense reductions	(5,702)	343,283
Net investment income (loss)		380,590
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(625,510)
Investments not meeting investment restrictions	775
Foreign currency transactions	1,192
Total net realized gain (loss)		(623,543)
Change in net unrealized appreciation (depreciation) on: Investment securities	9,630,494
Assets and liabilities in foreign currencies	189
Total change in net unrealized appreciation (depreciation)		9,630,683
Net gain (loss)		9,007,140
Net increase (decrease) in net assets resulting from operations		$ 9,387,730

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Variable Insurance Products: Financial Services Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2003	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 380,590	$ 397,466
Net realized gain (loss)	(623,543)	(3,631,572)
Change in net unrealized appreciation (depreciation)	9,630,683	(2,554,687)
Net increase (decrease) in net assets resulting from operations	9,387,730	(5,788,793)
Distributions to shareholders from net investment income	(403,705)	(408,632)
Share transactions Net proceeds from sales of shares	13,759,235	25,828,772
Reinvestment of distributions	403,705	408,632
Cost of shares redeemed	(17,000,774)	(14,435,823)
Net increase (decrease) in net assets resulting from share transactions	(2,837,834)	11,801,581
Redemption fees	30,113	51,277
Total increase (decrease) in net assets	6,176,304	5,655,433

Net Assets
Beginning of period	34,724,161	29,068,728
End of period (including undistributed net investment income of $0 and undistributed net investment income of $133, respectively)	$ 40,900,465	$ 34,724,161
Other Information Shares
Sold	1,431,706	2,716,013
Issued in reinvestment of distributions	37,554	48,589
Redeemed	(1,836,791)	(1,664,667)
Net increase (decrease)	(367,531)	1,099,935

Financial Highlights

Years ended December 31,	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.44	$ 9.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.10	.03
Net realized and unrealized gain (loss)	2.47	(1.21)	(.38)
Total from investment operations	2.57	(1.11)	(.35)
Distributions from net investment income	(.11)	(.10)	(.02)
Redemption fees added to paid in capital E	.01	.01	.01
Net asset value, end of period	$ 10.91	$ 8.44	$ 9.64
Total Return B, C, D	30.59%	(11.41)%	(3.40)%
Ratios to Average Net Assets G
Expenses before expense reductions	.97%	.92%	1.40% A
Expenses net of voluntary waivers, if any	.97%	.92%	1.40% A
Expenses net of all reductions	.96%	.89%	1.37% A
Net investment income (loss)	1.06%	1.07%	.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,900	$ 34,724	$ 29,069
Portfolio turnover rate	66%	107%	114% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period July 18, 2001 (commencement of operations) to December 31, 2001.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Financial Services Portfolio

Fidelity Variable Insurance Products: Health Care Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of a fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2003	Past 1 year	Life of fund
Fidelity VIP: Health Care	16.17%	-0.68%

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Health Care Portfolio on July 18, 2001, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index did over the same period.

Annual Report

Fidelity Variable Insurance Products: Health Care Portfolio

Management's Discussion of Fund Performance

Comments from Steven Calhoun, Portfolio Manager of Fidelity® Variable Insurance Products: Health Care Portfolio

U.S. equity markets snapped a three-year losing streak in 2003, rebounding on the strength of the lowest interest rates in decades, improved corporate profits and a resurgent economy. For the year overall, the Standard & Poor's 500SM Index gained 28.69%, the Dow Jones Industrial AverageSM rose 28.14% and the NASDAQ Composite® Index advanced 50.77%. Small-cap stocks led the charge, particularly lower-quality issues in cyclical industries such as biotechnology and the Internet. As a result, the Russell 2000® Index had its best calendar year ever, climbing 47.25%. The start of the year gave little indication of the strong performance to come, as the hangover of corporate governance scandals and an impending war with Iraq clouded the outlook for 2003. However, investors were encouraged by solid gross domestic product (GDP) growth in the first two quarters of 2003, and what seemed to be a quick resolution to the Iraqi conflict. Federal tax cuts and a boom in mortgage refinancing further boosted the markets and put more discretionary income in consumers' pockets. In the third quarter, GDP growth grew 8.2%, its highest level since 1984.

For the 12-month period that ended December 31, 2003, the fund posted strong absolute returns but lagged the Goldman Sachs® Health Care Index, which gained 23.22%. The fund also lagged the broader S&P 500® index, which returned 28.69% for the same period. Health care stocks did not fare as well as the broad market. Pharmaceutical stocks, in particular, were troubled by concerns about product pipelines and increased competition from generic drug manufacturers as patents for brand name drugs expired, as well as by the uncertainty surrounding passage of the Medicare prescription drug bill. These factors combined to drag down performance for the pharmaceutical company Schering-Plough. Also hurting relative performance was an underweighted position in biotech stocks Genentech and Amgen. Each company received unexpected product-specific positive results from new drug trials, which boosted their stock prices. St. Jude Medical was the top contributor to fund performance. Its stock continued to benefit from its Implantable Cardioverter Defibrillators product launch. Boston Scientific also added to performance, helped by the market's anticipation of its coming drug-coated stent product launch.

Note to shareholders: Sam Peters became Portfolio Manager of Health Care Portfolio on February 1, 2004.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Variable Insurance Products: Health Care Portfolio

Investment Summary

Top Five Stocks as of December 31, 2003
% of fund's net assets
Johnson & Johnson	9.9
Pfizer, Inc.	7.9
Medtronic, Inc.	6.3
Amgen, Inc.	5.9
Eli Lilly & Co.	5.5
35.5
Top Industries as of December 31, 2003
% of fund's net assets
Pharmaceuticals	46.9%
Health Care Equipment & Supplies	20.6%
Health Care Providers & Services	15.5%
Biotechnology	15.4%
All Others*	1.6%

* Includes short-term investments and net other assets.

Annual Report

Fidelity Variable Insurance Products: Health Care Portfolio

Investments December 31, 2003

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (Note 1)
BIOTECHNOLOGY - 15.4%
Biotechnology - 15.4%
Alkermes, Inc. (a)	30,200	$ 407,700
Amgen, Inc. (a)	50,300	3,108,540
Biogen Idec, Inc. (a)	7,300	268,494
Celgene Corp. (a)	3,300	148,566
Genentech, Inc. (a)	24,500	2,292,465
Genzyme Corp. - General Division (a)	8,000	394,720
Gilead Sciences, Inc. (a)	4,680	272,095
ImClone Systems, Inc. (a)	3,200	126,912
MedImmune, Inc. (a)	14,730	374,142
Millennium Pharmaceuticals, Inc. (a)	19,500	364,065
Neurocrine Biosciences, Inc. (a)	5,300	289,062
Protein Design Labs, Inc. (a)	3,900	69,810
		8,116,571
HEALTH CARE EQUIPMENT & SUPPLIES - 20.6%
Health Care Equipment - 18.4%
Baxter International, Inc.	80,550	2,458,386
Biomet, Inc.	24,265	883,489
Boston Scientific Corp. (a)	51,420	1,890,199
Medtronic, Inc.	68,460	3,327,841
St. Jude Medical, Inc. (a)	18,210	1,117,184
		9,677,099
Health Care Supplies - 2.2%
Alcon, Inc.	9,700	587,238
Edwards Lifesciences Corp. (a)	19,600	589,568
		1,176,806
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		10,853,905
HEALTH CARE PROVIDERS & SERVICES - 15.5%
Health Care Distributors & Services - 1.5%
AmerisourceBergen Corp.	1,900	106,685
Henry Schein, Inc. (a)	3,700	250,046
Omnicare, Inc.	10,500	424,095
		780,826
Health Care Facilities - 1.7%
HCA, Inc.	13,500	579,960
Health Management Associates, Inc. Class A	13,300	319,200
		899,160
Health Care Services - 6.7%
Caremark Rx, Inc. (a)	38,370	971,912
Covance, Inc. (a)	3,600	96,480
Express Scripts, Inc. (a)	15,000	996,450
IMS Health, Inc.	12,200	303,292
Laboratory Corp. of America Holdings (a)	8,200	302,990

	Shares	Value (Note 1)
Quest Diagnostics, Inc.	5,600	$ 409,416
WebMD Corp. (a)	51,800	465,682
		3,546,222
Managed Health Care - 5.6%
Aetna, Inc.	4,400	297,352
Coventry Health Care, Inc. (a)	4,600	296,654
Humana, Inc. (a)	5,900	134,815
PacifiCare Health Systems, Inc. (a)	8,700	588,120
UnitedHealth Group, Inc.	27,500	1,599,950
		2,916,891
TOTAL HEALTH CARE PROVIDERS & SERVICES		8,143,099
PHARMACEUTICALS - 46.9%
Pharmaceuticals - 46.9%
Abbott Laboratories	57,620	2,685,092
Allergan, Inc.	6,600	506,946
Barr Laboratories, Inc. (a)	3,700	284,715
Biovail Corp. (a)	13,600	292,612
Eli Lilly & Co.	41,200	2,897,596
Endo Pharmaceuticals Holdings, Inc. (a)	5,500	105,930
Forest Laboratories, Inc. (a)	23,000	1,421,400
Hollis-Eden Pharmaceutcals, Inc. (a)	17,600	193,776
IVAX Corp. (a)	14,500	346,260
Johnson & Johnson	100,440	5,188,729
King Pharmaceuticals, Inc. (a)	10,500	160,230
Merck & Co., Inc.	61,180	2,826,516
Novartis AG sponsored ADR	13,700	628,693
Perrigo Co.	9,200	144,624
Pfizer, Inc.	117,340	4,145,622
Schering-Plough Corp.	48,250	839,068
Sepracor, Inc. (a)	3,900	93,327
Watson Pharmaceuticals, Inc. (a)	6,300	289,800
Wyeth	37,620	1,596,969
		24,647,905
TOTAL COMMON STOCKS (Cost $46,141,802)		51,761,480
Money Market Funds - 1.9%
Fidelity Cash Central Fund, 1.07% (b)	442,384	442,384
Fidelity Securities Lending Cash Central Fund, 1.09% (b)	553,700	553,700
TOTAL MONEY MARKET FUNDS (Cost $996,084)		996,084
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $47,137,886)	52,757,564
NET OTHER ASSETS - (0.3)%	(154,366)
NET ASSETS - 100%	$ 52,603,198
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $60,848,290 and $62,941,840, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,448 for the period.
Income Tax Information
At December 31, 2003, the fund had a capital loss carryforward of approximately $9,086,000 of which $5,750,000 and $3,336,000 will expire on December 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Health Care Portfolio

Fidelity Variable Insurance Products: Health Care Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2003

Assets
Investment in securities, at value (including securities loaned of $539,958) (cost $47,137,886) - See accompanying schedule		$ 52,757,564
Receivable for investments sold		342,696
Receivable for fund shares sold		79,358
Dividends receivable		75,997
Interest receivable		669
Prepaid expenses		326
Other receivables		3,511
Total assets		53,260,121

Liabilities
Payable for investments purchased	$ 45,658
Accrued management fee	24,709
Other affiliated payables	7,925
Other payables and accrued expenses	24,931
Collateral on securities loaned, at value	553,700
Total liabilities		656,923

Net Assets		$ 52,603,198
Net Assets consist of:
Paid in capital		$ 56,501,374
Undistributed net investment income		162,579
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(9,680,433)
Net unrealized appreciation (depreciation) on investments		5,619,678
Net Assets, for 5,384,732 shares outstanding		$ 52,603,198
Net Asset Value, offering price and redemption price per share ($52,603,198 ÷ 5,384,732 shares)		$ 9.77

Statement of Operations

	Year ended December 31, 2003

Investment Income
Dividends		$ 577,808
Interest		12,644
Security lending		3,821
Total income		594,273

Expenses
Management fee	$ 293,251
Transfer agent fees	36,577
Accounting and security lending fees	60,271
Non-interested trustees' compensation	206
Custodian fees and expenses	10,321
Audit	43,124
Legal	1,948
Miscellaneous	3,790
Total expenses before reductions	449,488
Expense reductions	(17,794)	431,694
Net investment income (loss)		162,579
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	198,241
Foreign currency transactions	1,408
Total net realized gain (loss)		199,649
Change in net unrealized appreciation (depreciation) on investment securities		6,634,464
Net gain (loss)		6,834,113
Net increase (decrease) in net assets resulting from operations		$ 6,996,692

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Variable Insurance Products: Health Care Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2003	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 162,579	$ 214,100
Net realized gain (loss)	199,649	(9,059,439)
Change in net unrealized appreciation (depreciation)	6,634,464	(2,344,265)
Net increase (decrease) in net assets resulting from operations	6,996,692	(11,189,604)
Distributions to shareholders from net investment income	-	(169,436)
Distributions to shareholders from net realized gain	-	(66,399)
Total distributions	-	(235,835)
Share transactions Net proceeds from sales of shares	15,153,175	19,472,845
Reinvestment of distributions	-	235,835
Cost of shares redeemed	(17,043,080)	(22,085,216)
Net increase (decrease) in net assets resulting from share transactions	(1,889,905)	(2,376,536)
Redemption fees	25,765	43,628
Total increase (decrease) in net assets	5,132,552	(13,758,347)
Net Assets
Beginning of period	47,470,646	61,228,993
End of period (including undistributed net investment income of $162,579 and undistributed net investment income of $0, respectively)	$ 52,603,198	$ 47,470,646
Other Information Shares
Sold	1,655,710	2,104,080
Issued in reinvestment of distributions	-	27,301
Redeemed	(1,914,631)	(2,497,855)
Net increase (decrease)	(258,921)	(366,474)

Financial Highlights

Years ended December 31,	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.41	$ 10.19	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.04	.01
Net realized and unrealized gain (loss)	1.33	(1.79)	.16
Total from investment operations	1.36	(1.75)	.17
Distributions from net investment income	-	(.03)	-
Distributions from net realized gain	-	(.01)	(.02)
Total distributions	-	(.04)	(.02)
Redemption fees added to paid in capital E	- H	.01	.04
Net asset value, end of period	$ 9.77	$ 8.41	$ 10.19
Total Return B, C, D	16.17%	(17.08)%	2.10%
Ratios to Average Net Assets G
Expenses before expense reductions	.89%	.84%	1.01% A
Expenses net of voluntary waivers, if any	.89%	.84%	1.01% A
Expenses net of all reductions	.85%	.79%	1.00% A
Net investment income (loss)	.32%	.39%	.13% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 52,603	$ 47,471	$ 61,229
Portfolio turnover rate	124%	166%	82% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period July 18, 2001 (commencement of operations) to December 31, 2001.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Health Care Portfolio

Fidelity Variable Insurance Products: Natural Resources Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of a fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2003	Past 1 year	Life of fund
Fidelity VIP: Natural Resources	30.61%	4.70%

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Natural Resources Portfolio on July 19, 2001, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index did over the same period.

Annual Report

Fidelity Variable Insurance Products: Natural Resources Portfolio

Management's Discussion of Fund Performance

Comments from Pratima Abichandani, Portfolio Manager of Fidelity® Variable Insurance Products: Natural Resources Portfolio

U.S. equity markets snapped a three-year losing streak in 2003, rebounding on the strength of the lowest interest rates in decades, improved corporate profits and a resurgent economy. For the year overall, the Standard & Poor's 500SM Index gained 28.69%, the Dow Jones Industrial AverageSM rose 28.14% and the NASDAQ Composite® Index advanced 50.77%. Small-cap stocks led the charge, particularly lower-quality issues in cyclical industries such as biotechnology and the Internet. As a result, the Russell 2000® Index had its best calendar year ever, climbing 47.25%. The start of the year gave little indication of the strong performance to come, as the hangover of corporate governance scandals and an impending war with Iraq clouded the outlook for 2003. However, investors were encouraged by solid gross domestic product (GDP) growth in the first two quarters of 2003, and what seemed to be a quick resolution to the Iraqi conflict. Federal tax cuts and a boom in mortgage refinancing further boosted the markets and put more discretionary income in consumers' pockets. In the third quarter, GDP growth grew 8.2%, its highest level since 1984.

For the 12 months ending December 31, 2003, the fund beat the 28.69% return of the S&P 500®, while lagging the 34.40% return of the Goldman Sachs® Natural Resources Index. Compared with the Goldman Sachs index, performance was aided by favorable stock selection in the integrated oil and gas, diversified metals and mining, and gold industries. Detracting influences included unfavorable stock picking in energy services and overweightings in energy services and drillers. Freeport-McMoRan Copper & Gold was by far the largest contributor versus the Goldman Sachs index, as the price of copper soared in response to strong demand from China. Integrated energy stock ConocoPhillips was another contributor. Management appeared to be successfully integrating Conoco and Phillips Petroleum after their recent merger. Services provider Weatherford International was the largest detractor both in absolute terms and relative to the Goldman Sachs index. The stock was a victim of the delayed capital-spending recovery in North America, and the fund's large overweighting exacerbated the situation. Driller ENSCO International also hurt performance due to sluggish offshore exploration activity in the Gulf of Mexico.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Variable Insurance Products: Natural Resources Portfolio

Investment Summary

Top Five Stocks as of December 31, 2003
% of fund's net assets
BP PLC sponsored ADR	7.7
ChevronTexaco Corp.	6.1
Exxon Mobil Corp.	5.3
ConocoPhillips	5.1
Schlumberger Ltd. (NY Shares)	4.1
28.3
Top Industries as of December 31, 2003
% of fund's net assets
Oil & Gas	52.7%
Energy Equipment & Services	18.1%
Metals & Mining	14.4%
Paper & Forest Products	6.2%
Containers & Packaging	1.8%
All Others*	6.8%

* Includes short-term investments and net other assets.

Annual Report

Fidelity Variable Insurance Products: Natural Resources Portfolio

Investments December 31, 2003

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value (Note 1)
CHEMICALS - 0.1%
Diversified Chemicals - 0.1%
Olin Corp.	2,100	$ 42,126
CONTAINERS & PACKAGING - 1.8%
Metal & Glass Containers - 0.2%
Pactiv Corp. (a)	2,000	47,800
Paper Packaging - 1.6%
Packaging Corp. of America	6,990	152,801
Smurfit-Stone Container Corp. (a)	18,810	349,302
		502,103
TOTAL CONTAINERS & PACKAGING		549,903
ENERGY EQUIPMENT & SERVICES - 18.1%
Oil & Gas Drilling - 5.8%
Diamond Offshore Drilling, Inc.	5,560	114,036
ENSCO International, Inc.	11,700	317,889
GlobalSantaFe Corp.	11,806	293,143
Grey Wolf, Inc. (a)	10,500	39,270
Nabors Industries Ltd. (a)	7,000	290,500
Noble Corp. (a)	4,330	154,927
Patterson-UTI Energy, Inc. (a)	1,600	52,672
Precision Drilling Corp. (a)	2,900	126,869
Pride International, Inc. (a)	9,000	167,760
Rowan Companies, Inc. (a)	8,400	194,628
Transocean, Inc. (a)	3,700	88,837
		1,840,531
Oil & Gas Equipment & Services - 12.3%
Baker Hughes, Inc.	15,980	513,917
BJ Services Co. (a)	9,000	323,100
Cal Dive International, Inc. (a)	1,410	33,995
Cooper Cameron Corp. (a)	1,200	55,920
Grant Prideco, Inc. (a)	13,600	177,072
Halliburton Co.	8,700	226,200
Maverick Tube Corp. (a)	1,200	23,100
National-Oilwell, Inc. (a)	5,550	124,098
Pason Systems, Inc.	1,600	31,082
Schlumberger Ltd. (NY Shares)	23,760	1,300,147
Smith International, Inc. (a)	9,740	404,405
Tidewater, Inc.	2,430	72,608
Varco International, Inc. (a)	7,700	158,851
Weatherford International Ltd. (a)	10,800	388,800
Willbros Group, Inc. (a)	4,000	48,080
		3,881,375
TOTAL ENERGY EQUIPMENT & SERVICES		5,721,906
GAS UTILITIES - 0.8%
Gas Utilities - 0.8%
Kinder Morgan, Inc.	1,870	110,517

	Shares	Value (Note 1)
Southwestern Energy Co. (a)	2,400	$ 57,360
TransCanada Corp.	4,400	94,567
		262,444
METALS & MINING - 14.4%
Aluminum - 5.8%
Alcan, Inc.	12,520	584,595
Alcoa, Inc.	32,790	1,246,020
		1,830,615
Diversified Metals & Mining - 4.1%
Anglo American PLC ADR	1,300	28,756
Freeport-McMoRan Copper & Gold, Inc. Class B	15,680	660,598
Inco Ltd. (a)	5,700	226,954
Inmet Mining Corp. (a)	3,300	44,392
Phelps Dodge Corp. (a)	3,600	273,924
Rio Tinto PLC sponsored ADR	600	66,786
		1,301,410
Gold - 4.1%
Goldcorp, Inc.	14,000	222,541
Kinross Gold Corp. (a)	6,600	52,507
Meridian Gold, Inc. (a)	3,300	48,157
Newmont Mining Corp.	20,200	981,922
		1,305,127
Precious Metals & Minerals - 0.2%
Aber Diamond Corp. (a)	900	32,616
Apex Silver Mines Ltd. (a)	1,700	35,530
		68,146
Steel - 0.2%
Nucor Corp.	1,000	56,000
TOTAL METALS & MINING		4,561,298
MULTI-UTILITIES & UNREGULATED POWER - 0.6%
Multi-Utilities & Unregulated Power - 0.6%
AES Corp. (a)	19,600	185,024
OIL & GAS - 52.7%
Integrated Oil & Gas - 33.2%
BP PLC sponsored ADR	49,340	2,434,928
ChevronTexaco Corp.	22,200	1,917,858
ConocoPhillips	24,681	1,618,333
Exxon Mobil Corp.	40,700	1,668,700
Murphy Oil Corp.	2,300	150,213
Occidental Petroleum Corp.	24,700	1,043,328
Petro-Canada	11,900	586,285
Royal Dutch Petroleum Co. (NY Shares)	14,550	762,275
Total SA sponsored ADR	2,610	241,451
YUKOS Corp. sponsored ADR	1,988	83,496
		10,506,867
Oil & Gas Exploration & Production - 17.0%
Anadarko Petroleum Corp.	6,300	321,363
Apache Corp.	9,470	768,017
Common Stocks - continued
	Shares	Value (Note 1)
OIL & GAS - CONTINUED
Oil & Gas Exploration & Production - continued
Burlington Resources, Inc.	12,900	$ 714,402
Chesapeake Energy Corp.	19,070	258,971
Cross Timbers Royalty Trust	33	941
Devon Energy Corp.	12,505	716,036
EnCana Corp.	19,918	783,085
EOG Resources, Inc.	8,500	392,445
Kerr-McGee Corp.	10	465
Noble Energy, Inc.	1,500	66,645
Pioneer Natural Resources Co. (a)	10,530	336,223
Pogo Producing Co.	4,200	202,860
Talisman Energy, Inc.	10,060	570,160
Tom Brown, Inc. (a)	1,530	49,343
XTO Energy, Inc.	7,233	204,694
		5,385,650
Oil & Gas Refining & Marketing & Transportation - 2.5%
Premcor, Inc. (a)	4,400	114,400
Sunoco, Inc.	6,400	327,360
Valero Energy Corp.	7,200	333,648
		775,408
TOTAL OIL & GAS		16,667,925
PAPER & FOREST PRODUCTS - 6.2%
Forest Products - 1.2%
Slocan Forest Products Ltd. (a)	140	1,589
Weyerhaeuser Co.	6,200	396,800
		398,389
Paper Products - 5.0%
Bowater, Inc.	2,900	134,299
Domtar, Inc.	5,900	73,909
Georgia-Pacific Corp.	9,900	303,633
International Paper Co.	19,300	832,023
MeadWestvaco Corp.	7,617	226,606
		1,570,470
TOTAL PAPER & FOREST PRODUCTS		1,968,859
SPECIALTY RETAIL - 0.1%
Specialty Stores - 0.1%
Boise Cascade Corp.	1,000	32,860
TOTAL COMMON STOCKS (Cost $25,517,124)		29,992,345
Money Market Funds - 8.5%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.07% (b) (Cost $2,681,459)	2,681,459	$ 2,681,459
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $28,198,583)	32,673,804
NET OTHER ASSETS - (3.3)%	(1,050,039)
NET ASSETS - 100%	$ 31,623,765
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $18,496,070 and $13,927,725, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $512 for the period.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	71.8%
Canada	11.0
United Kingdom	8.0
Netherlands Antilles	4.1
Netherlands	2.4
Cayman Islands	1.5
Others (individually less than 1%)	1.2
100.0%
Income Tax Information
At December 31, 2003, the fund had a capital loss carryforward of approximately $4,287,000 of which $97,000, $2,264,000 and $1,926,000 will expire on December 31, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Natural Resources Portfolio

Fidelity Variable Insurance Products: Natural Resources Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2003

Assets
Investment in securities, at value (cost $28,198,583) - See accompanying schedule		$ 32,673,804
Receivable for fund shares sold		119,071
Dividends receivable		22,482
Interest receivable		1,516
Prepaid expenses		103
Other affiliated receivables		53
Other receivables		202
Total assets		32,817,231

Liabilities
Payable for investments purchased	$ 1,152,341
Accrued management fee	12,204
Other affiliated payables	6,744
Other payables and accrued expenses	22,177
Total liabilities		1,193,466

Net Assets		$ 31,623,765
Net Assets consist of:
Paid in capital		$ 31,700,458
Distributions in excess of net investment income		(11,132)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,541,215)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,475,654
Net Assets, for 2,864,765 shares outstanding		$ 31,623,765
Net Asset Value, offering price and redemption price per share ($31,623,765 ÷ 2,864,765 shares)		$ 11.04

Statement of Operations

	Year ended December 31, 2003

Investment Income
Dividends		$ 338,448
Interest		5,510
Total income		343,958

Expenses
Management fee	$ 110,449
Transfer agent fees	15,726
Accounting fees and expenses	60,041
Non-interested trustees' compensation	76
Custodian fees and expenses	8,437
Audit	42,961
Legal	736
Miscellaneous	826
Total expenses before reductions	239,252
Expense reductions	(2,337)	236,915
Net investment income (loss)		107,043
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(1,558,712)
Foreign currency transactions	(1,047)
Total net realized gain (loss)		(1,559,759)
Change in net unrealized appreciation (depreciation) on: Investment securities	6,751,335
Assets and liabilities in foreign currencies	460
Total change in net unrealized appreciation (depreciation)		6,751,795
Net gain (loss)		5,192,036
Net increase (decrease) in net assets resulting from operations		$ 5,299,079

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Variable Insurance Products: Natural Resources Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2003	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 107,043	$ 154,286
Net realized gain (loss)	(1,559,759)	(2,356,754)
Change in net unrealized appreciation (depreciation)	6,751,795	(2,623,772)
Net increase (decrease) in net assets resulting from operations	5,299,079	(4,826,240)
Distributions to shareholders from net investment income	(118,735)	(158,232)
Share transactions Net proceeds from sales of shares	17,445,260	25,890,586
Reinvestment of distributions	118,735	158,232
Cost of shares redeemed	(11,686,648)	(12,908,987)
Net increase (decrease) in net assets resulting from share transactions	5,877,347	13,139,831
Redemption fees	29,307	55,652
Total increase (decrease) in net assets	11,086,998	8,211,011
Net Assets
Beginning of period	20,536,767	12,325,756
End of period (including distributions in excess of net investment income of $11,132 and undistributed net investment income of $1,259, respectively)	$ 31,623,765	$ 20,536,767
Other Information Shares
Sold	1,760,481	2,616,343
Issued in reinvestment of distributions	11,565	18,544
Redeemed	(1,325,092)	(1,490,179)
Net increase (decrease)	446,954	1,144,708

Financial Highlights

Years ended December 31,	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.49	$ 9.68	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.06	.02
Net realized and unrealized gain (loss)	2.54	(1.20)	(.35)
Total from investment operations	2.59	(1.14)	(.33)
Distributions from net investment income	(.05)	(.07)	(.01)
Redemption fees added to paid in capital E	.01	.02	.02
Net asset value, end of period	$ 11.04	$ 8.49	$ 9.68
Total Return B, C, D	30.61%	(11.58)%	(3.10)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.26%	1.10%	2.11% A
Expenses net of voluntary waivers, if any	1.26%	1.10%	1.50% A
Expenses net of all reductions	1.25%	1.08%	1.44% A
Net investment income (loss)	.56%	.70%	.49% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,624	$ 20,537	$ 12,326
Portfolio turnover rate	73%	83%	129% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period July 19, 2001 (commencement of operations) to December 31, 2001.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Natural Resources Portfolio

Fidelity Variable Insurance Products: Technology Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of a fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2003	Past 1 year	Life of fund
Fidelity VIP: Technology	59.22%	-2.79%

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Technology Portfolio on July 19, 2001, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index did over the same period.

Annual Report

Fidelity Variable Insurance Products: Technology Portfolio

Management's Discussion of Fund Performance

Comments from Sonu Kalra, Portfolio Manager of Fidelity® Variable Insurance Products: Technology Portfolio

U.S. equity markets snapped a three-year losing streak in 2003, rebounding on the strength of the lowest interest rates in decades, improved corporate profits and a resurgent economy. For the year overall, the Standard & Poor's 500SM Index gained 28.69%, the Dow Jones Industrial AverageSM rose 28.14% and the NASDAQ Composite® Index advanced 50.77%. Small-cap stocks led the charge, particularly lower-quality issues in cyclical industries such as biotechnology and the Internet. As a result, the Russell 2000® Index had its best calendar year ever, climbing 47.25%. The start of the year gave little indication of the strong performance to come, as the hangover of corporate governance scandals and an impending war with Iraq clouded the outlook for 2003. However, investors were encouraged by solid gross domestic product (GDP) growth in the first two quarters of 2003, and what seemed to be a quick resolution to the Iraqi conflict. Federal tax cuts and a boom in mortgage refinancing further boosted the markets and put more discretionary income in consumers' pockets. In the third quarter, GDP growth grew 8.2%, its highest level since 1984.

For the 12 months ending December 31, 2003, the fund finished well ahead of the 54.18% return posted by the Goldman Sachs® Technology Index, while more than doubling the return of the S&P 500®. Underweighting the relatively weak data processing services and computer hardware groups was a positive factor. Furthermore, the fund benefited from favorable stock selection in the semiconductor, computer hardware, and software and systems groups. Conversely, the fund was hurt by stock selection in movies and entertainment, and by an underweighting in Internet retail stocks. IBM was the top contributor compared with the Goldman Sachs index, as my decision to underweight the stock significantly was timely. Legato Systems - a stock I sold because I thought it had become fully valued - was a storage software holding that did well due to more stringent government regulations on document storage. Microsoft was the fund's largest detractor relative to the index, left behind amid the search for more rapid earnings growth. Media conglomerate Time Warner also detracted from performance, mainly due to continued poor results at the company's AOL subsidiary.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Variable Insurance Products: Technology Portfolio

Investment Summary

Top Five Stocks as of December 31, 2003
% of fund's net assets
Microsoft Corp.	8.3
Cisco Systems, Inc.	5.2
Intel Corp.	4.7
Dell, Inc.	4.6
Hewlett-Packard Co.	2.7
25.5
Top Industries as of December 31, 2003
% of fund's net assets
Semiconductors & Semiconductor Equipment	26.6%
Computers & Peripherals	19.7%
Software	17.4%
Communications Equipment	16.3%
Electronic Equipment & Instruments	5.1%
All Others*	14.9%

* Includes short-term investments and net other assets.

Annual Report

Fidelity Variable Insurance Products: Technology Portfolio

Investments December 31, 2003

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value (Note 1)
COMMERCIAL SERVICES & SUPPLIES - 0.3%
Employment Services - 0.3%
Monster Worldwide, Inc. (a)	22,500	$ 494,100
COMMUNICATIONS EQUIPMENT - 16.3%
Communications Equipment - 16.3%
3Com Corp. (a)	24,100	196,897
ADC Telecommunications, Inc. (a)	238,600	708,642
Alcatel SA sponsored ADR (a)	53,400	686,190
Andrew Corp. (a)	15,100	173,801
Arris Group, Inc. (a)	29,300	212,132
Avaya, Inc. (a)	160,500	2,076,870
CIENA Corp. (a)	120,400	799,456
Cisco Systems, Inc. (a)	356,300	8,654,527
Comverse Technology, Inc. (a)	74,470	1,309,927
Corning, Inc. (a)	55,400	577,822
Emulex Corp. (a)	13,800	368,184
Enterasys Networks, Inc. (a)	157,600	591,000
Extreme Networks, Inc. (a)	28,200	203,322
F5 Networks, Inc. (a)	7,100	178,210
Finisar Corp. (a)	127,600	399,388
Foundry Networks, Inc. (a)	2,800	76,608
JDS Uniphase Corp. (a)	20,700	75,555
Juniper Networks, Inc. (a)	20,000	373,600
Marconi Corp. PLC (a)	54,154	572,449
McDATA Corp. Class A (a)	44,200	421,226
Motorola, Inc.	277,130	3,899,219
NetScreen Technologies, Inc. (a)	15,200	376,200
Nortel Networks Corp. (a)	16,700	70,641
Oplink Communications, Inc. (a)	58,800	140,532
Powerwave Technologies, Inc. (a)	64,000	489,600
QLogic Corp. (a)	5,200	268,320
QUALCOMM, Inc.	14,700	792,771
Research in Motion Ltd. (a)	3,500	233,981
Scientific-Atlanta, Inc.	30,300	827,190
Sonus Networks, Inc. (a)	4,800	36,288
Telefonaktiebolaget LM Ericsson ADR (a)	81,400	1,440,780
		27,231,328
COMPUTERS & PERIPHERALS - 19.7%
Computer Hardware - 11.0%
Apple Computer, Inc. (a)	38,900	831,293
Cray, Inc. (a)	40,100	398,193
Dell, Inc. (a)	224,330	7,618,247
Hewlett-Packard Co.	194,908	4,477,037
International Business Machines Corp.	21,310	1,975,011
PalmOne, Inc. (a)	49,656	583,458
Pinnacle Systems, Inc. (a)	1,150	9,810
Quanta Computer, Inc.	191,100	469,872
Sun Microsystems, Inc. (a)	458,700	2,059,563
		18,422,484

	Shares	Value (Note 1)
Computer Storage & Peripherals - 8.7%
Ambit Microsystems Corp.	100,100	$ 263,809
Avid Technology, Inc. (a)	4,200	201,600
Dot Hill Systems Corp. (a)	56,700	859,005
EMC Corp. (a)	169,440	2,189,165
Hutchinson Technology, Inc. (a)	18,700	574,838
Komag, Inc. (a)	8,100	118,503
Lexmark International, Inc. Class A (a)	43,400	3,412,976
Maxtor Corp. (a)	122,300	1,357,530
Seagate Technology	162,100	3,063,690
Storage Technology Corp. (a)	29,100	749,325
Western Digital Corp. (a)	142,900	1,684,791
		14,475,232
TOTAL COMPUTERS & PERIPHERALS		32,897,716
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%
Integrated Telecommunication Services - 0.1%
Primus Telecommunications Group, Inc. (a)	16,000	162,880
ELECTRICAL EQUIPMENT - 0.1%
Electrical Components & Equipment - 0.1%
Byd Co. Ltd. (H Shares)	76,000	200,191
ELECTRONIC EQUIPMENT & INSTRUMENTS - 5.1%
Electronic Equipment & Instruments - 3.1%
Agilent Technologies, Inc. (a)	34,440	1,007,026
Amphenol Corp. Class A (a)	5,200	332,436
AU Optronics Corp. sponsored ADR	49,300	587,656
Hon Hai Precision Industries Co. Ltd.	89,000	349,868
National Instruments Corp.	3,500	159,145
Symbol Technologies, Inc.	28,900	488,121
Veeco Instruments, Inc. (a)	21,000	592,200
Vishay Intertechnology, Inc. (a)	74,200	1,699,180
		5,215,632
Electronic Manufacturing Svcs. - 0.9%
Photon Dynamics, Inc. (a)	12,759	513,422
Solectron Corp. (a)	161,400	953,874
		1,467,296
Technology Distributors - 1.1%
Arrow Electronics, Inc. (a)	37,400	865,436
Avnet, Inc. (a)	16,600	359,556
CDW Corp.	5,700	329,232
Ingram Micro, Inc. Class A (a)	20,300	322,770
		1,876,994
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		8,559,922
HOUSEHOLD DURABLES - 1.2%
Consumer Electronics - 1.2%
Garmin Ltd.	6,026	328,296
Harman International Industries, Inc.	14,000	1,035,720
Common Stocks - continued
	Shares	Value (Note 1)
HOUSEHOLD DURABLES - CONTINUED
Consumer Electronics - continued
Koninklijke Philips Electronics NV (NY Shares)	13,700	$ 398,533
Sony Corp. sponsored ADR	9,100	315,497
		2,078,046
INTERNET & CATALOG RETAIL - 2.3%
Internet Retail - 2.3%
Amazon.com, Inc. (a)	29,300	1,542,352
eBay, Inc. (a)	18,500	1,194,915
InterActiveCorp (a)	30,100	1,021,293
		3,758,560
INTERNET SOFTWARE & SERVICES - 3.3%
Internet Software & Services - 3.3%
Akamai Technologies, Inc. (a)	24,700	265,525
Ariba, Inc. (a)	101,355	304,065
EarthLink, Inc. (a)	54,700	547,000
Internet Security Systems, Inc. (a)	4,406	82,965
Interwoven, Inc. (a)	7,950	100,488
iPass, Inc.	9,500	152,285
Openwave Systems, Inc. (a)	27,333	300,663
RADWARE Ltd. (a)	10,900	297,025
SonicWALL, Inc. (a)	21,623	168,659
Supportsoft, Inc. (a)	1,800	23,670
United Online, Inc. (a)	63,097	1,059,399
VeriSign, Inc. (a)	37,991	619,253
Yahoo!, Inc. (a)	33,620	1,518,615
		5,439,612
IT SERVICES - 1.5%
Data Processing & Outsourced Services - 1.1%
CSG Systems International, Inc. (a)	8,600	107,414
First Data Corp.	19,580	804,542
Paychex, Inc.	22,140	823,608
		1,735,564
IT Consulting & Other Services - 0.4%
Cognizant Technology Solutions Corp. Class A (a)	10,000	456,400
CompuCom Systems, Inc. (a)	2,200	11,528
Infosys Technologies Ltd. sponsored ADR	2,700	258,390
		726,318
TOTAL IT SERVICES		2,461,882
LEISURE EQUIPMENT & PRODUCTS - 0.4%
Photographic Products - 0.4%
Largan Precision Co. Ltd.	45,700	444,081
Premier Image Technology Corp.	168,000	281,979
		726,060

	Shares	Value (Note 1)
MACHINERY - 0.1%
Industrial Machinery - 0.1%
MMI Holdings Ltd.	965,000	$ 227,320
MEDIA - 0.4%
Broadcasting & Cable TV - 0.2%
TiVo, Inc. (a)	55,100	407,740
Movies & Entertainment - 0.2%
Pixar (a)	3,800	263,302
TOTAL MEDIA		671,042
OFFICE ELECTRONICS - 0.4%
Office Electronics - 0.4%
Canon, Inc.	6,000	285,840
Konica Minolta Holdings, Inc. (c)	21,500	290,569
		576,409
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 26.6%
Semiconductor Equipment - 4.6%
Applied Materials, Inc. (a)	56,840	1,276,058
ASM Pacific Technology Ltd.	58,000	254,006
ASML Holding NV (NY Shares) (a)	72,000	1,443,600
ATMI, Inc. (a)	19,500	451,230
Axcelis Technologies, Inc. (a)	24,800	253,456
Cymer, Inc. (a)	7,500	346,425
KLA-Tencor Corp. (a)	15,000	880,050
Lam Research Corp. (a)	2,900	93,670
MEMC Electronic Materials, Inc. (a)	19,800	190,476
Teradyne, Inc. (a)	56,400	1,435,380
Tokyo Electron Ltd.	8,300	633,649
Varian Semiconductor Equipment Associates, Inc. (a)	8,200	358,258
		7,616,258
Semiconductors - 22.0%
Agere Systems, Inc.:
Class A (a)	494,010	1,506,731
Class B (a)	389,300	1,128,970
Altera Corp. (a)	31,200	708,240
AMIS Holdings, Inc.	2,100	38,388
Analog Devices, Inc.	52,900	2,414,885
ARM Holdings PLC sponsored ADR (a)	68,400	471,960
Broadcom Corp. Class A (a)	5,900	201,131
Conexant Systems, Inc. (a)	214,700	1,067,059
Cree, Inc. (a)	7,600	134,444
Cypress Semiconductor Corp. (a)	20,700	442,152
GlobespanVirata, Inc. (a)	49,100	288,708
Integrated Circuit Systems, Inc. (a)	64,500	1,837,605
Integrated Device Technology, Inc. (a)	51,800	889,406
Intel Corp.	242,941	7,822,700
International Rectifier Corp. (a)	12,900	637,389
Intersil Corp. Class A	48,100	1,195,285
Lattice Semiconductor Corp. (a)	39,100	378,488
Linear Technology Corp.	19,400	816,158
Common Stocks - continued
	Shares	Value (Note 1)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Marvell Technology Group Ltd. (a)	26,700	$ 1,012,731
Maxim Integrated Products, Inc.	4,600	229,080
Microchip Technology, Inc.	10,000	333,600
Micron Technology, Inc. (a)	34,860	469,564
Mindspeed Technologies, Inc. (a)	13,700	93,845
National Semiconductor Corp. (a)	101,000	3,980,410
NVIDIA Corp. (a)	63,100	1,467,075
Omnivision Technologies, Inc. (a)	1,100	60,775
PMC-Sierra, Inc. (a)	8,900	179,335
Power Integrations, Inc. (a)	900	30,114
Rohm Co. Ltd.	2,600	306,274
Samsung Electronics Co. Ltd.	2,990	1,130,809
Sigmatel, Inc.	19,100	471,388
Silicon Image, Inc. (a)	114,280	826,244
Siliconware Precision Industries Co. Ltd. ADR (a)	31,400	161,710
STMicroelectronics NV (NY Shares)	29,000	783,290
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	81,000	151,458
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	36,108	369,746
Texas Instruments, Inc.	29,900	878,462
United Microelectronics Corp. sponsored ADR (a)	162,731	805,518
Xilinx, Inc. (a)	29,300	1,135,082
		36,856,209
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		44,472,467
SOFTWARE - 17.4%
Application Software - 4.6%
Amdocs Ltd. (a)	37,100	834,008
Autodesk, Inc.	21,396	525,914
BEA Systems, Inc. (a)	87,000	1,070,100
Cadence Design Systems, Inc. (a)	55,800	1,003,284
FileNET Corp. (a)	15,503	419,821
Intuit, Inc. (a)	5,800	306,878
Lawson Software, Inc. (a)	20,396	167,859
Mercury Interactive Corp. (a)	2,600	126,464
Quest Software, Inc. (a)	89,449	1,270,176
SAP AG sponsored ADR	9,000	374,040
Siebel Systems, Inc. (a)	53,200	737,884
Synopsys, Inc. (a)	24,427	824,656
		7,661,084
Home Entertainment Software - 0.3%
Nintendo Co. Ltd.	5,800	543,970
Systems Software - 12.5%
Adobe Systems, Inc.	17,220	676,746
Computer Associates International, Inc.	10,000	273,400

	Shares	Value (Note 1)
Microsoft Corp.	507,600	$ 13,979,300
Oracle Corp. (a)	251,900	3,325,080
PalmSource, Inc. (a)	7,249	157,956
Red Hat, Inc. (a)	35,960	674,969
Secure Computing Corp. (a)	6,300	112,833
Symantec Corp. (a)	12,300	426,195
VERITAS Software Corp. (a)	35,100	1,304,316
		20,930,795
TOTAL SOFTWARE		29,135,849
SPECIALTY RETAIL - 0.8%
Computer & Electronics Retail - 0.8%
Best Buy Co., Inc.	15,100	788,824
Circuit City Stores, Inc.	57,200	579,436
		1,368,260
WIRELESS TELECOMMUNICATION SERVICES - 0.9%
Wireless Telecommunication Services - 0.9%
American Tower Corp. Class A (a)	75,100	812,582
China Unicom Ltd. sponsored ADR	20,900	195,206
LCC International, Inc. (a)	1,300	6,971
Nextel Communications, Inc. Class A (a)	18,800	527,528
Sprint Corp. - PCS Group Series 1 (a)	900	5,058
		1,547,345
TOTAL COMMON STOCKS (Cost $136,467,777)		162,008,989
Money Market Funds - 9.6%

Fidelity Cash Central Fund, 1.07% (b)	12,184,437	12,184,437
Fidelity Securities Lending Cash Central Fund, 1.09% (b)	3,939,738	3,939,738
TOTAL MONEY MARKET FUNDS (Cost $16,124,175)		16,124,175
TOTAL INVESTMENT PORTFOLIO - 106.5% (Cost $152,591,952)	178,133,164
NET OTHER ASSETS - (6.5)%	(10,858,796)
NET ASSETS - 100%	$ 167,274,368
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $203,306,446 and $107,004,329, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $50,101 for the period.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	87.9%
Taiwan	2.3
Cayman Islands	2.0
Netherlands	1.6
Japan	1.5
United Kingdom	1.1
Others (individually less than 1%)	3.6
100.0%
Income Tax Information
At December 31, 2003, the fund had a capital loss carryforward of approximately $6,961,000 all of which will expire on December 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Technology Portfolio

Fidelity Variable Insurance Products: Technology Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2003

Assets
Investment in securities, at value (including securities loaned of $3,788,931) (cost $152,591,952) - See accompanying schedule		$ 178,133,164
Foreign currency held at value (cost $238,917)		239,124
Receivable for investments sold		969,885
Receivable for fund shares sold		886,889
Dividends receivable		40,536
Interest receivable		4,595
Prepaid expenses		631
Other affiliated receivables		55
Other receivables		25,494
Total assets		180,300,373

Liabilities
Payable for investments purchased Regular delivery	$ 6,140,565
Delayed delivery	20,081
Payable for fund shares redeemed	2,799,009
Accrued management fee	78,473
Other affiliated payables	14,417
Other payables and accrued expenses	33,722
Collateral on securities loaned, at value	3,939,738
Total liabilities		13,026,005

Net Assets		$ 167,274,368
Net Assets consist of:
Paid in capital		$ 150,017,784
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(8,284,638)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		25,541,222
Net Assets, for 17,930,759 shares outstanding		$ 167,274,368
Net Asset Value, offering price and redemption price per share ($167,274,368 ÷ 17,930,759 shares)		$ 9.33

Statement of Operations

	Year ended December 31, 2003

Investment Income
Dividends		$ 286,607
Interest		56,729
Security lending		20,558
Total income		363,894

Expenses
Management fee	$ 503,452
Transfer agent fees	63,445
Accounting and security lending fees	60,335
Non-interested trustees' compensation	309
Custodian fees and expenses	40,100
Audit	43,131
Legal	4,795
Miscellaneous	5,592
Total expenses before reductions	721,159
Expense reductions	(62,185)	658,974
Net investment income (loss)		(295,080)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	5,394,930
Foreign currency transactions	(1,024)
Total net realized gain (loss)		5,393,906
Change in net unrealized appreciation (depreciation) on: Investment securities	28,895,488
Assets and liabilities in foreign currencies	2,370
Total change in net unrealized appreciation (depreciation)		28,897,858
Net gain (loss)		34,291,764
Net increase (decrease) in net assets resulting from operations		$ 33,996,684

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Variable Insurance Products: Technology Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2003	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (295,080)	$ (166,554)
Net realized gain (loss)	5,393,906	(12,923,943)
Change in net unrealized appreciation (depreciation)	28,897,858	(5,435,213)
Net increase (decrease) in net assets resulting from operations	33,996,684	(18,525,710)
Share transactions Net proceeds from sales of shares	123,143,044	29,305,438
Cost of shares redeemed	(22,975,915)	(21,346,736)
Net increase (decrease) in net assets resulting from share transactions	100,167,129	7,958,702
Redemption fees	155,596	92,175
Total increase (decrease) in net assets	134,319,409	(10,474,833)

Net Assets
Beginning of period	32,954,959	43,429,792
End of period	$ 167,274,368	$ 32,954,959
Other Information Shares
Sold	15,303,104	4,031,537
Redeemed	(2,993,567)	(3,018,612)
Net increase (decrease)	12,309,537	1,012,925

Financial Highlights

Years ended December 31,	2003	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 5.86	$ 9.42	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.03)	(.04)	(.03)
Net realized and unrealized gain (loss)	3.49	(3.54)	(.57)
Total from investment operations	3.46	(3.58)	(.60)
Redemption fees added to paid in capitalE	.01	.02	.02
Net asset value, end of period	$ 9.33	$ 5.86	$ 9.42
Total ReturnB,C,D	59.22%	(37.79)%	(5.80)%
Ratios to Average Net AssetsG
Expenses before expense reductions	.83%	.99%	1.31%A
Expenses net of voluntary waivers, if any	.83%	.99%	1.31%A
Expenses net of all reductions	.75%	.86%	1.29%A
Net investment income (loss)	(.34)%	(.52)%	(.70)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 167,274	$ 32,955	$ 43,430
Portfolio turnover rate	129%	217%	129%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period July 19, 2001 (commencement of operations) to December 31, 2001.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Technology Portfolio

Fidelity Variable Insurance Products: Telecommunications & Utilities Growth Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of a fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2003	Past 1 year	Life of fund
Fidelity VIP: Telecommunications & Utilities Growth	26.17%	-10.52%

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Telecommunications & Utilities Growth Portfolio on July 19, 2001, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index did over the same period.

Annual Report

Fidelity Variable Insurance Products: Telecommunications & Utilities Growth Portfolio

Management's Discussion of Fund Performance

Comments from Brian Younger, Portfolio Manager of Fidelity® Variable Insurance Products: Telecommunications & Utilities
Growth Portfolio:

U.S. equity markets snapped a three-year losing streak in 2003, rebounding on the strength of the lowest interest rates in decades, improved corporate profits and a resurgent economy. For the year overall, the Standard & Poor's 500SM Index gained 28.69%, the Dow Jones Industrial AverageSM rose 28.14% and the NASDAQ Composite® Index advanced 50.77%. Small-cap stocks led the charge, particularly lower-quality issues in cyclical industries such as biotechnology and the Internet. As a result, the Russell 2000® Index had its best calendar year ever, climbing 47.25%. The start of the year gave little indication of the strong performance to come, as the hangover of corporate governance scandals and an impending war with Iraq clouded the outlook for 2003. However, investors were encouraged by solid gross domestic product (GDP) growth in the first two quarters of 2003, and what seemed to be a quick resolution to the Iraqi conflict. Federal tax cuts and a boom in mortgage refinancing further boosted the markets and put more discretionary income in consumers' pockets. In the third quarter, GDP growth grew 8.2%, its highest level since 1984.

For the 12 months ending December 31, 2003, the fund outperformed the 21.81% return for the Goldman Sachs® Utilities Index, and modestly trailed the 28.69% return of the S&P 500®. Strong stock selection, particularly in the electric utilities, telecommunications equipment and wireless telecommunications areas, helped the fund beat its sector benchmark. As the economy improved, the fund's biggest gains came from turnaround names - companies with improved balance sheets and stabilized business prospects. Top performers included turnarounds such as AES, which provides wholesale and regulated electric services, and American Tower, which sells tower services to the wireless companies. The fund lagged the broad market rally, however, as investors moved away from utilities stocks and toward sectors tied more closely to an improving economy. The biggest detractor from performance relative to the index was FirstEnergy, a large regulated Midwest utility whose stock price tumbled in the wake of last summer's Northeast blackout, but later began a comeback. Verizon Communications faltered from an unfavorable regulatory environment and a recent contract settlement with employees.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Variable Insurance Products: Telecommunications & Utilities Growth Portfolio

Investment Summary

Top Five Stocks as of December 31, 2003
% of fund's net assets
SBC Communications, Inc.	10.5
Verizon Communications, Inc.	9.8
BellSouth Corp.	9.8
Nextel Communications, Inc. Class A	7.0
TXU Corp.	5.5
42.6
Top Industries as of December 31, 2003
% of fund's net assets
Diversified Telecommunication Services	39.0%
Electric Utilities	33.2%
Wireless Telecommunication Services	12.8%
Multi-Utilities & Unregulated Power	8.8%
Gas Utilities	3.1%
All Others*	3.1%

* Includes short-term investments and net other assets.

Annual Report

Fidelity Variable Insurance Products: Telecommunications & Utilities Growth Portfolio

Investments December 31, 2003

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (Note 1)
CONSTRUCTION & ENGINEERING - 0.5%
Construction & Engineering - 0.5%
Dycom Industries, Inc. (a)	1,980	$ 53,104
DIVERSIFIED TELECOMMUNICATION SERVICES - 39.0%
Integrated Telecommunication Services - 39.0%
ALLTEL Corp.	1,210	56,362
BellSouth Corp.	40,430	1,144,169
CenturyTel, Inc.	6,350	207,137
Citizens Communications Co. (a)	41,130	510,835
Qwest Communications International, Inc. (a)	63,770	275,486
SBC Communications, Inc.	47,010	1,225,549
Verizon Communications, Inc.	32,660	1,145,713
		4,565,251
ELECTRIC UTILITIES - 33.2%
Electric Utilities - 33.2%
Allegheny Energy, Inc. (a)	7,900	100,804
Ameren Corp.	6,770	311,420
Dominion Resources, Inc.	7,370	470,427
Edison International	8,520	186,844
Entergy Corp.	4,100	234,233
Exelon Corp.	2,570	170,545
FirstEnergy Corp.	16,320	574,464
FPL Group, Inc.	600	39,252
PG&E Corp. (a)	17,300	480,421
PPL Corp.	4,400	192,500
TXU Corp.	27,240	646,133
Wisconsin Energy Corp.	10,720	358,584
Xcel Energy, Inc.	6,600	112,068
		3,877,695
GAS UTILITIES - 3.1%
Gas Utilities - 3.1%
KeySpan Corp.	7,240	266,432
NiSource, Inc.	2,900	63,626
Sempra Energy	140	4,208
Southern Union Co.	1,630	29,992
		364,258
MEDIA - 1.5%
Broadcasting & Cable TV - 1.5%
Hughes Electronics Corp. (a)	10,883	180,114
MULTI-UTILITIES & UNREGULATED POWER - 8.8%
Multi-Utilities & Unregulated Power - 8.8%
AES Corp. (a)	18,150	171,336
Constellation Energy Group, Inc.	4,390	171,912
Energen Corp.	820	33,645
Equitable Resources, Inc.	3,000	128,760
MDU Resources Group, Inc.	2,710	64,525

	Shares	Value (Note 1)
SCANA Corp.	10,030	$ 343,528
Sierra Pacific Resources (a)	16,150	118,541
		1,032,247
WATER UTILITIES - 0.5%
Water Utilities - 0.5%
Philadelphia Suburban Corp.	2,587	57,173
WIRELESS TELECOMMUNICATION SERVICES - 12.8%
Wireless Telecommunication Services - 12.8%
American Tower Corp. Class A (a)	39,310	425,334
Crown Castle International Corp. (a)	11,090	122,323
Nextel Communications, Inc. Class A (a)	29,220	819,913
SpectraSite, Inc. (a)	3,500	121,625
Vodafone Group PLC sponsored ADR	500	12,520
		1,501,715
TOTAL COMMON STOCKS (Cost $9,872,541)		11,631,557
Money Market Funds - 0.8%

Fidelity Cash Central Fund, 1.07% (b) (Cost $87,666)	87,666	87,666
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $9,960,207)	11,719,223
NET OTHER ASSETS - (0.2)%	(19,230)
NET ASSETS - 100%	$ 11,699,993
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $14,624,830 and $12,950,001, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $860 for the period.
Income Tax Information
At December 31, 2003, the fund had a capital loss carryforward of approximately $3,435,000 of which $167,000, $2,939,000 and $329,000 will expire on December 31, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Variable Insurance Products: Telecommunications & Utilities Growth Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2003

Assets
Investment in securities, at value (cost $9,960,207) - See accompanying schedule		$ 11,719,223
Receivable for investments sold		310,453
Receivable for fund shares sold		27,002
Dividends receivable		10,659
Interest receivable		336
Prepaid expenses		79
Receivable from investment adviser for expense reductions		8,915
Other receivables		1,826
Total assets		12,078,493

Liabilities
Payable for investments purchased	$ 345,102
Payable for fund shares redeemed	272
Accrued management fee	5,535
Other affiliated payables	5,663
Other payables and accrued expenses	21,928
Total liabilities		378,500

Net Assets		$ 11,699,993
Net Assets consist of:
Paid in capital		$ 13,531,820
Undistributed net investment income		855
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,591,698)
Net unrealized appreciation (depreciation) on investments		1,759,016
Net Assets, for 1,577,220 shares outstanding		$ 11,699,993
Net Asset Value, offering price and redemption price per share ($11,699,993 ÷ 1,577,220 shares)		$ 7.42

Statement of Operations

	Year ended December 31, 2003

Investment Income
Dividends		$ 282,078
Interest		3,617
Total income		285,695

Expenses
Management fee	$ 62,560
Transfer agent fees	10,049
Accounting fees and expenses	60,021
Non-interested trustees' compensation	43
Custodian fees and expenses	9,130
Audit	41,515
Legal	435
Miscellaneous	1,007
Total expenses before reductions	184,760
Expense reductions	(27,387)	157,373
Net investment income (loss)		128,322
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(15,293)
Foreign currency transactions	(486)
Total net realized gain (loss)		(15,779)
Change in net unrealized appreciation (depreciation) on: Investment securities	2,009,224
Assets and liabilities in foreign currencies	3
Total change in net unrealized appreciation (depreciation)		2,009,227
Net gain (loss)		1,993,448
Net increase (decrease) in net assets resulting from operations		$ 2,121,770

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Variable Insurance Products: Telecommunications & Utilities Growth Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2003	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 128,322	$ 104,744
Net realized gain (loss)	(15,779)	(3,175,222)
Change in net unrealized appreciation (depreciation)	2,009,227	42,739
Net increase (decrease) in net assets resulting from operations	2,121,770	(3,027,739)
Distributions to shareholders from net investment income	(127,557)	(106,814)
Share transactions Net proceeds from sales of shares	8,094,462	5,259,678
Reinvestment of distributions	127,557	106,814
Cost of shares redeemed	(6,820,171)	(3,811,465)
Net increase (decrease) in net assets resulting from share transactions	1,401,848	1,555,027
Redemption fees	34,040	16,809
Total increase (decrease) in net assets	3,430,101	(1,562,717)

Net Assets
Beginning of period	8,269,892	9,832,609
End of period (including undistributed net investment income of $855 and undistributed net investment income of $474, respectively)	$ 11,699,993	$ 8,269,892
Other Information Shares
Sold	1,219,470	802,804
Issued in reinvestment of distributions	18,115	17,555
Redeemed	(1,050,360)	(574,286)
Net increase (decrease)	187,225	246,073

Financial Highlights

Years ended December 31,	2003	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 5.95	$ 8.60	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.08	.09	.02
Net realized and unrealized gain (loss)	1.45	(2.67)	(1.42)
Total from investment operations	1.53	(2.58)	(1.40)
Distributions from net investment income	(.08)	(.08)	(.01)
Redemption fees added to paid in capitalE	.02	.01	.01
Net asset value, end of period	$ 7.42	$ 5.95	$ 8.60
Total ReturnB,C,D	26.17%	(29.91)%	(13.90)%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.71%	1.82%	2.35%A
Expenses net of voluntary waivers, if any	1.50%	1.50%	1.50%A
Expenses net of all reductions	1.46%	1.39%	1.49%A
Net investment income (loss)	1.19%	1.30%	.45%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,700	$ 8,270	$ 9,833
Portfolio turnover rate	123%	154%	85%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period July 19, 2001 (commencement of operations) to December 31, 2001.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Telecommunications & Utilities Growth Portfolio

Notes to Financial Statements

For the period ended December 31, 2003

1. Significant Accounting Policies.

Consumer Industries Portfolio, Cyclical Industries Portfolio, Financial Services Portfolio, Health Care Portfolio, Natural Resources Portfolio, Technology Portfolio, and Telecommunications & Utilities Growth Portfolio (the funds) are funds of Variable Insurance Products Fund IV (the trust) and are registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. Shares of each fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each fund offers Initial Class shares.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. Certain funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Financial Services Portfolio estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of their taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to short-term capital gains, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, non-taxable dividends, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Consumer Industries	$ 9,533,256	$ 1,512,934	$ (94,597)	$ 1,418,337
Cyclical Industries	18,512,721	2,896,512	(439,895)	2,456,617
Financial Services	34,346,606	8,257,941	(245,605)	8,012,336
Health Care	47,733,568	6,670,633	(1,646,637)	5,023,996
Natural Resources	28,463,567	4,501,002	(290,765)	4,210,237
Technology	153,915,386	27,451,798	(3,234,020)	24,217,778
Telecommunications & Utilities Growth	10,117,099	1,968,838	(366,714)	1,602,124
	Undistributed Ordinary Income	Capital Loss Carryforward
Consumer Industries	$ -	$ (2,870,751)
Cyclical Industries	-	(1,948,895)
Financial Services	-	(4,746,413)
Health Care	163,987	(9,086,158)
Natural Resources	-	(4,286,929)
Technology	-	(6,961,194)
Telecommunications & Utilities Growth	855	(3,434,805)

The tax character of distributions paid was as follows:

December 31, 2003
Ordinary Income
Cyclical Industries	$ 33,211
Financial Services	403,705
Natural Resources	118,735
Telecommunications & Utilities Growth	127,557
December 31, 2002
Ordinary Income
Consumer Industries	$ 9,222
Cyclical Industries	12,250
Financial Services	408,632
Health Care	235,835
Natural Resources	158,232
Telecommunications & Utilities Growth	106,814

Short-Term Trading (Redemption) Fees. Shares held in the funds less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. These fees, which are retained by the funds, are accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. Certain funds may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Annual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments. Financial Services Portfolio realized a gain on the sale of an investment not meeting the investment restrictions of the fund.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each fund's annual management fee rate expressed as a percentage of each fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Consumer Industries	.30%	.28%	.58%
Cyclical Industries	.30%	.28%	.58%
Financial Services	.30%	.28%	.58%
Health Care	.30%	.28%	.58%
Natural Resources	.30%	.28%	.58%
Technology	.30%	.28%	.58%
Telecommunications & Utilities Growth	.30%	.28%	.58%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives asset-based fees with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. Each fund pays a transfer agent fee, excluding out-of-pocket expenses, equal to an annual rate of .07% of their month end net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Consumer Industries	$ 4,832
Cyclical Industries	4,339
Financial Services	4,427
Health Care	12,625
Natural Resources	5,478
Technology	56,705
Telecommunications & Utilities Growth	3,582

Annual Report

Notes to Financial Statements - continued

Brokerage Commissions. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

5. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable fund's Statement of Assets and Liabilities.

7. Expense Reductions.

FMR agreed to reimburse certain funds to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Consumer Industries	1.50%	$ 23,095
Cyclical Industries	1.50%	33,410
Telecommunications & Utilities Growth	1.50%	22,603

Many of the brokers with whom FMR places trades on behalf of certain funds provided services to these funds in addition to trade execution. These services included payments of expenses on behalf of each applicable fund.

Brokerage Service Arrangements

Consumer Industries	$ 4,284
Cyclical Industries	2,790
Financial Services	5,702
Health Care	17,794
Natural Resources	2,337
Technology	62,185
Telecommunications & Utilities Growth	4,784

8. Other Information.

At the end of the period, FMR or its affiliates were owners of record of more than 10% of the outstanding shares of the following funds:

Affiliated %
Consumer Industries	100%
Cyclical Industries	100%
Financial Services	100%
Health Care	100%
Natural Resources	100%
Technology	100%
Telecommunications & Utilities Growth	100%

Annual Report

Report of Independent Auditors

To the Trustees of Variable Insurance Products Fund IV and the Shareholders of Consumer Industries Portfolio, Cyclical Industries Portfolio, Financial Services Portfolio, Health Care Portfolio, Natural Resources Portfolio, Technology Portfolio and Telecommunications & Utilities Growth Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Consumer Industries Portfolio, Cyclical Industries Portfolio, Financial Services Portfolio, Health Care Portfolio, Natural Resources Portfolio, Technology Portfolio and Telecommunications & Utilities Growth Portfolio (funds of Variable Insurance Products Fund IV) at December 31, 2003 and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Variable Insurance Product Fund IV's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 13, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, each of the Trustees oversees 292 funds advised by FMR or an affiliate. Mr. McCoy oversees 294 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-221-5207.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of VIP Consumer Industries (2001), VIP Cyclical Industries (2001), VIP Financial Services (2001), VIP Health Care (2001), VIP Natural Resources (2001), VIP Technology (2001), and VIP Telecommunications & Utilities Growth (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000), and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Variable Insurance Products Fund IV. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Variable Insurance Products Fund IV. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors (1998-1999) of Scudder Kemper Investments. In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Eric D. Roiter (55)

Year of Election or Appointment: 2001

Secretary of VIP Consumer Industries, VIP Cyclical Industries, VIP Financial Services, VIP Health Care, VIP Natural Resources, VIP Technology, and VIP Telecommunications & Utilities Growth. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)

Year of Election or Appointment: 2003

Assistant Secretary of VIP Consumer Industries, VIP Cyclical Industries, VIP Financial Services, VIP Health Care, VIP Natural Resources, VIP Technology, and VIP Telecommunications & Utilities Growth. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.

Maria F. Dwyer (45)

Year of Election or Appointment: 2002

President and Treasurer of VIP Consumer Industries, VIP Cyclical Industries, VIP Financial Services, VIP Health Care, VIP Natural Resources, VIP Technology, and VIP Telecommunications & Utilities Growth. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of VIP Consumer Industries, VIP Cyclical Industries, VIP Financial Services, VIP Health Care, VIP Natural Resources, VIP Technology, and VIP Telecommunications & Utilities Growth. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of VIP Consumer Industries, VIP Cyclical Industries, VIP Financial Services, VIP Health Care, VIP Natural Resources, VIP Technology, and VIP Telecommunications & Utilities Growth. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)

Year of Election or Appointment: 2001

Assistant Treasurer of VIP Consumer Industries, VIP Cyclical Industries, VIP Financial Services, VIP Health Care, VIP Natural Resources, VIP Technology, and VIP Telecommunications & Utilities Growth. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of VIP Consumer Industries, VIP Cyclical Industries, VIP Financial Services, VIP Health Care, VIP Natural Resources, VIP Technology, and VIP Telecommunications & Utilities Growth. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)

Year of Election or Appointment: 2002

Assistant Treasurer of VIP Consumer Industries, VIP Cyclical Industries, VIP Financial Services, VIP Health Care, VIP Natural Resources, VIP Technology, and VIP Telecommunications & Utilities Growth. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Thomas J. Simpson (45)

Year of Election or Appointment: 2001

Assistant Treasurer of VIP Consumer Industries, VIP Cyclical Industries, VIP Financial Services, VIP Health Care, VIP Natural Resources, VIP Technology, and VIP Telecommunications & Utilities Growth. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

Natural Resources	100%
Telecommunications & Utilities Growth	100%

The funds will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Annual Report

Annual Report

Annual Report

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodians

JPMorgan Chase Bank
New York, NY

State Street Bank & Trust Co.
Quincy, MA

VIPFCI-ANN-0204
1.768901.102

Item 2. Code of Ethics

As of the end of the period, December 31, 2003, Variable Insurance Products Fund IV (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles and Donald J. Kirk are each audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Knowles and Mr. Kirk are each independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

a) Audit Fees.

For the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Consumer Industries Portfolio, Cyclical Industries Portfolio, Financial Services Portfolio, Growth Stock Portfolio, Health Care Portfolio, Natural Resources Portfolio, Real Estate Portfolio, Strategic Income Portfolio, Technology Portfolio, Telecommunications & Utilities Growth Portfolio, and Value Leaders Portfolio (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2003A	2002A
Consumer Industries Portfolio	$36,000	$18,000
Cyclical Industries Portfolio	$36,000	$18,000
Financial Services Portfolio	$36,000	$18,000
Growth Stock Portfolio	$39,000	$15,000
Health Care Portfolio	$36,000	$18,000
Natural Resources Portfolio	$36,000	$18,000
Real Estate Portfolio	$39,000	$15,000
Strategic Income Portfolio	$20,000	$0
Technology Portfolio	$36,000	$18,000
Telecommunications & Utilities Growth Portfolio	$36,000	$18,000
Value Leaders Portfolio	$37,000	$0
All funds in the Fidelity Group of Funds audited by PwC	$10,600,000	$7,900,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2003A, B	2002 A, B
Consumer Industries Portfolio	$0	$0
Cyclical Industries Portfolio	$0	$0
Financial Services Portfolio	$0	$0
Growth Stock Portfolio	$0	$0
Health Care Portfolio	$0	$0
Natural Resources Portfolio	$0	$0
Real Estate Portfolio	$0	$0
Strategic Income Portfolio	$0	$0
Technology Portfolio	$0	$0
Telecommunications & Utilities Growth Portfolio	$0	$0
Value Leaders Portfolio	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2003 A, B	2002A, B
PwC	$50,000	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent accountant. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2003A, B	2002A, B
Consumer Industries Portfolio	$1,600	$1,500
Cyclical Industries Portfolio	$1,600	$1,500
Financial Services Portfolio	$1,600	$1,500
Growth Stock Portfolio	$2,000	$2,000
Health Care Portfolio	$1,600	$1,500
Natural Resources Portfolio	$1,600	$1,500
Real Estate Portfolio	$2,000	$2,000
Strategic Income Portfolio	$2,200	$0
Technology Portfolio	$1,600	$1,500
Telecommunications & Utilities Growth Portfolio	$1,600	$1,500
Value Leaders Portfolio	$2,000	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2003A, B	2002A, B
PwC	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent accountant's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2003A, B	2002A, B
Consumer Industries Portfolio	$1,200	$1,000
Cyclical Industries Portfolio	$1,200	$1,000
Financial Services Portfolio	$1,200	$1,100
Growth Stock Portfolio	$1,200	$0
Health Care Portfolio	$1,200	$1,100
Natural Resources Portfolio	$1,200	$1,000
Real Estate Portfolio	$1,200	$0
Strategic Income Portfolio	$0	$0
Technology Portfolio	$1,200	$1,100
Telecommunications & Utilities Growth Portfolio	$1,200	$1,000
Value Leaders Portfolio	$500	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2003A, B	2002A, B
PwC	$190,000	$150,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Audit Committee to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2003 and December 31, 2002 on behalf of each fund. These percentages include amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2003 and December 31, 2002 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund. These percentages include amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2003 and December 31, 2002 on behalf of each fund. These percentages include amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2003 and December 31, 2002 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund. These percentages include amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2003 and December 31, 2002 on behalf of each fund. These percentages include amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2003 and December 31, 2002 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund. These percentages include amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

(f) According to PwC for the fiscal year ended December 31, 2003, the percentage of hours spent on the audit of each fund's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of PwC is as follows:

Fund	2003
Consumer Industries Portfolio	0%
Cyclical Industries Portfolio	0%
Financial Services Portfolio	0%
Growth Stock Portfolio	0%
Health Care Portfolio	0%
Natural Resources Portfolio	0%
Real Estate Portfolio	0%
Strategic Income Portfolio	0%
Technology Portfolio	0%
Telecommunications & Utilities Growth Portfolio	0%
Value Leaders Portfolio	0%

(g) For the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate fees billed by PwC of $1,950,000A and $1,600,000A for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2003A	2002A
Covered Services	$300,000	$200,000
Non-Covered Services	$1,650,000	$1,400,000
A	Aggregate amounts may reflect rounding.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the trust's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund IV

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	February 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	February 23, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	February 23, 2004